                                             Registration Statement No.333-71377
                                                                        811-8732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 16

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                              (Name of Depositor)

           333 WEST 34TH STREET, 10TH FLOOR, NEW YORK, NEW YORK 10001
           ----------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                One Tower Square
                               Hartford, CT 06183
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become  effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:
[ ]  this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

CitiElite Annuity Prospectus:

First Citicorp Life Variable Annuity Separate Account
Citicorp Life Variable Annuity Separate Account

This prospectus describes CitiElite Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by First Citicorp Life Insurance Company or Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

High Yield Bond Trust	Smith Barney Investment Series
Money Market Portfolio	Growth and Income Portfolio
AIM Variable Insurance Funds	Smith Barney Large Cap Core Portfolio
AIM V.I. Balanced Fund – Series I	Smith Barney Premier Selections All Cap Growth Portfolio
AIM V.I. Premier Equity Fund – Series I(1)	Travelers Series Fund, Inc.
Alliance Variable Products Series Fund, Inc.	AIM Capital Appreciation Portfolio
Growth and Income Portfolio — Class B	MFS Total Return Portfolio
Premier Growth Portfolio — Class B	Putnam Diversified Income Portfolio
Technology Portfolio — Class B	Smith Barney Aggressive Growth Portfolio
Franklin Templeton Variable Insurance Products Trust	Smith Barney International All Cap Growth Portfolio
Franklin Small Cap Investments Fund — Class 2	Smith Barney Large Capitalization Growth Portfolio
Templeton Foreign Securities Fund — Class 2(2)	Smith Barney Large Cap Value Portfolio
Greenwich Street Series Fund	Smith Barney Mid Cap Core Portfolio
Appreciation Portfolio	The Travelers Series Trust
Equity Index Portfolio — Class II Shares	Equity Income Portfolio
Fundamental Value Portfolio	Large Cap Portfolio
PIMCO Variable Insurance Trust	MFS Emerging Growth Portfolio
Total Return Portfolio — Administrative Class(3)	MFS Mid Cap Growth Portfolio
Putnam Variable Trust	MFS Research Portfolio
Putnam VT International Growth Fund — Class IB Shares	Travelers Quality Bond Portfolio
Putnam VT Small Cap Value Fund — Class IB Shares	Van Kampen Life Investment Trust
Putnam VT Voyager II Fund — Class IB Shares	Comstock Portfolio — Class II Shares
Salomon Brothers Variable Series Funds, Inc.	Emerging Growth Portfolio — Class II Shares
Capital Fund	Variable Annuity Portfolios
High Yield Bond Fund	Smith Barney Small Cap Growth Opportunities Portfolio
Investors Fund	Variable Insurance Products Fund II (Fidelity)
Total Return Fund	Contrafund® Portfolio: — Service Class 2
Variable Insurance Products Fund III (Fidelity)
Dynamic Capital Appreciation Portfolio: — Service Class 2

______________

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.
(1)	Formerly AIM V.I. Value Fund

(2)	Formerly Templeton International Fund

(3)	Formerly Total Return Bond Portfolio

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to Citicorp Life Insurance Company, One Tower Square, Hartford, Connecticut 06183, call

1-800-497-4857 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus May 1, 2002

Index of Special Terms	2	Annuity Options	27
Summary	3	Income Options	28
Fee Table	6	Variable Liquidity Benefit	28
Condensed Financial Information	12	Miscellaneous Contract Provisions	28
The Annuity Contract	12	Right to Return	28
Contract Owner Inquiries	12	Termination	29
Purchase Payments	12	Required Reports	29
Accumulation Units	12	Suspension of Payments	29
The Variable Funding Options	13	The Separate Accounts	29
The Fixed Account	16	Performance Information	30
Charges and Deductions	16	Federal Tax Considerations	30
General	16	Non-Resident Aliens	30
Withdrawal Charge	17	General Taxation of Annuities	30
Free Withdrawal Allowance	18	Types of Contracts: Qualified or
Administrative Charges..	18	Nonqualified	31
Mortality and Expense Risk Charge	18	Nonqualified Annuity Contracts	31
Variable Liquidity Benefit Charge	18	Puerto Rico Tax Considerations	31
Variable Funding Option Expenses	18	Qualified Annuity Contracts	32
Premium Tax	19	Penalty Tax for Premature Distributions	32
Changes in Taxes Based Upon Premium or Value	19	Diversification Requirements for
Transfers	19	Variable Annuities	32
Dollar Cost Averaging	20	Ownership of the Investments	32
Access to Your Money	20	Mandatory Distributions for Qualified
Systematic Withdrawals	21	Plans	32
Loans	21	Taxation of Death Benefit Proceeds	33
Ownership Provisions	21	Other Information	33
Types of Ownership	21	The Insurance Companies	33
Contract Owner	21	Financial Statements	33
Beneficiary	21	Distribution of Variable Annuity Contracts	33
Annuitant	22	Conformity with State and Federal Laws	33
Contingent Annuitant	22	Voting Rights	33
Death Benefit	22	Legal Proceedings and Opinions	34
Death Proceeds Before the Maturity Date	22	Appendix A: Condensed Financial Information:
Payment of Proceeds	23	First Citicorp Life Variable Annuity
Spousal Contract Continuance	24	Separate Account	A-1
Beneficiary Contract Continuance	25	Appendix B: Condensed Financial Information:
Death Proceeds After the Maturity Date	25	Citicorp Life Variable Annuity
The Annuity Period	25	Separate Account	B-1
Maturity Date	25	Appendix C: The Fixed Account	C-1
Allocation of Annuity	26	Appendix D: Contents of the Statement
Variable Annuity	26	of Additional Information	D-1
Fixed Annuity	27
Payment Options	27
Election of Options	27

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	12	Contract Year	12
Accumulation Period	12	Death Report Date	22
Annuitant	22	Fixed Account	C-1
Annuity Payments	25	Joint Owner	21
Annuity Unit	12	Maturity Date	25
Cash Surrender Value	20	Net Investment Rate	26
Contingent Annuitant	22	Purchase Payment	12
Contract Date	12	Underlying Fund	13
Contract Owner	21	Variable Funding Option(s)	13
Contract Value	12	Written Request	12

Summary:
CitiElite Variable Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? If you reside in New York, your issuing company is First Citicorp Life Insurance Company, otherwise your issuing company is Citicorp Life Insurance Company. Refer to your Contract for the name of your issuing Company (“the Company,” “We” or “Us”). Each company sponsors its own segregated asset account ("Separate Account"). First Citicorp Life sponsors the First Citicorp Life Variable Annuity Separate Account for Variable Annuities (“First Citicorp Life Variable Annuity Separate Account”); Citicorp Life sponsors the Citicorp Life Variable Annuity Separate Account for Variable Annuities (“Citicorp Life Variable Annuity Separate Account”). When we refer to the Separate Account, we are referring to either First Citicorp Life Variable Annuity Separate Account or Citicorp Life Variable Annuity Separate Account, depending upon your issuing Company.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000, which amount may be paid in one or more installments of at least $100 within the first 12 months after the contract date. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchase with beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25. We also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payments. The maximum percentage is 7%, decreasing to 0% in years eight and later.

During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint contract owner and/or beneficiary only.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of either Company’s Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the purchase payments withdrawn)

Years Since Purchase Payment Made	Withdrawal Charge
0-1	7%
2	7%
3	7%
4	6%
5	5%
6	4%
7	3%
7 or more	0%

  During the annuity period, if you have elected the Variable Liquidity Benefit, a surrender charge of up to 7% of the amount withdrawn will be assessed. See “Variable Liquidity Benefit.”

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Other Annual Charges

Annual Contract Administrative Charge	$30

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

High Yield Bond Trust	0.50%	—	0.23%	0.73%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	0.75%	—	0.37%	1.12%
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B*	0.63%	0.25%	0.04%	0.92%
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Technology Portfolio — Class B*	1.00%	0.25%	0.08%	1.33%
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2*	0.45%	0.25%	0.31%	1.01%(3)
Templeton Foreign Securities Fund — Class 2*	0.68%	0.25%	0.22%	1.15%(4)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(5)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(5)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(5)
PIMCO Variable Insurance Trust
Total Return Portfolio	0.25%	—	0.40%	0.65%(6)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(7)
High Yield Bond Fund	0.18%	—	0.82%	1.00%
Investors Fund	0.70%	—	0.12%	0.82%(8)
Total Return Fund	0.66%	—	0.34%	1.00%(9)
Smith Barney Investment Series
Smith Barney Government Portfolio†	0.60%	—	0.20%	0.80%(14)
Smith Barney Growth and Income Portfolio	0.75%	—	0.20%	0.95%(10)
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%(14)
Smith Barney Premier Selection All Cap Growth Portfolio	0.75%	—	0.20%	0.95%(11)

Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement)	Total Annual Operating Expenses (after expense reimbursement)

The Travelers Series Trust
Equity Income Portfolio	0.75%	—	0.04%	0.79%(12)
Large Cap Portfolio	0.75%	—	0.04%	0.79%(13)
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(14)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(14)
Putnam Diversified Income Portfolio	0.75%	—	0.15%	0.90%(14)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(14)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(14)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.02%	0.67%(14)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(14)
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.20%	0.95%(15)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04%(5)
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%(16)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(17)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68%(18)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio's fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Fund’s name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus. For the Franklin Small Cap Fund, the managers have agreed in advance to make estimated reductions of 0.08% of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Franklin Small Cap Fund — Class 2 would have been 0.53%, 0.25%, 0.31%, and 1.09%, respectively.

(4)	The Fund's Class 2 distribution plan or ""rule 12b-1 plan"" is described in the Fund's prospectus. For the Franklin Small Cap Fund and Templeton Foreign Securities Funds the managers have agreed in advance to make estimated reductions of 0.08% and 0.01% respectively, of their fees to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Those reductions are required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, Management Fees, 12b-1 Fees, Other Expenses, and Total Annual Operating Expenses for the Templeton Foreign Securities Fund - Class 2 would have been 0.69%, 0.25%, 0.22%, and 1.16%.

(5)	Expenses are as of December 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(6)	"Other Expenses" reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(7)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(8)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(9)	The Manager has waived all or a portion of its management fees for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 1.14%. As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 1.00%.

(10)	The Manager reimbursed expenses of $61,498 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.18%.

(11)	The Manager reimbursed expenses of $45,159 for the year ended October 31, 2001. If such fees were not waived and expenses reimbursed, the actual expense ratio would have been 1.08%.

(12)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(13)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(14)	Expenses are as of October 31, 2001 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(15)	The manager has agreed to waive all or a portion of its management fees for the year ended October 31, 2001(the Fund’s fiscal year end). If such fees were not waived, the actual expense ratio would have been 0.96%.

(16)	The Manager has waived all or a portion of its total expenses for the year ended December 31, 2001. If such fees were not waived or expenses not reimbursed, the actual expenses ratio would have been 2.21%.

(17)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 would have been 0.94%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 would have been 3.77%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund's manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.101% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above::

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

High Yield Bond Trust	93	140	170	257	23	70	120	257
Money Market Portfolio (Travelers)	89	130	153	222	19	60	103	222
AIM Variable Insurance Funds, Inc.
AIM V.I. Balanced Fund — Series I	97	151	189	295	27	81	139	295
AIM V.I. Premier Equity Fund — Series I	94	143	176	269	24	73	126	269
Alliance Variable Product Series Fund, Inc.
Growth and Income Portfolio — Class B	95	145	179	276	25	75	129	276
Premier Growth Portfolio — Class B	98	157	197	312	28	87	147	312
Technology Portfolio — Class B	99	158	199	316	29	88	149	316
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	95	148	184	285	25	78	134	285
Templeton Foreign Securities Fund — Class 2	97	152	191	298	27	82	141	298
Greenwich Street Series Fund
Appreciation Portfolio	93	141	172	261	23	71	122	261
Equity Index Portfolio — Class II Shares	90	132	157	232	20	62	107	232
Fundamental Value Portfolio	93	141	172	261	23	71	122	261
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	92	137	165	248	22	67	115	248
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	97	154	193	302	27	84	143	302
Putnam VT Small Cap Value Fund — Class IB Shares	99	158	200	318	29	88	150	318
Putnam VT Voyager II Fund — Class IB Shares	102	169	218	352	32	99	168	352
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	95	148	183	284	25	78	133	284
High Yield Bond Fund	95	148	183	284	25	78	133	284
Investors Fund	94	142	174	266	24	72	124	266
Total Return Fund	95	148	183	284	25	78	133	284

	If Contract Is Surrendered At The End Of Period Shown:				If Contract Is not Surrendered Or Annuitized At End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Investment Series
Smith Barney Growth and Income Portfolio	95	146	181	279	25	76	131	279
Smith Barney Government Portfolio†	93	142	173	264	23	72	123	264
Smith Barney Large Cap Core Portfolio	95	146	180	277	25	76	130	277
Smith Barney Premier Selections All Cap Growth Portfolio	95	146	181	279	25	76	131	279
The Travelers Series Trust
Equity Income Portfolio	93	142	173	263	23	72	123	263
Large Cap Portfolio	93	142	173	263	23	72	123	263
MFS Emerging Growth Portfolio	94	145	178	273	24	75	128	273
MFS Mid Cap Growth Portfolio	95	145	179	276	25	75	129	276
MFS Research Portfolio	95	145	179	276	25	75	129	276
Travelers Quality Bond Portfolio	90	131	155	228	20	61	105	228
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	94	143	175	267	24	73	125	267
MFS Total Return Portfolio	94	143	175	267	24	73	125	267
Putnam Diversified Income Portfolio	94	145	178	274	24	75	128	274
Smith Barney Aggressive Growth Portfolio	94	143	175	268	24	73	125	268
Smith Barney International All Cap Growth Portfolio	95	148	183	284	25	78	133	284
Smith Barney Large Cap Value Portfolio	92	138	166	250	22	68	116	250
Smith Barney Large Capitalization Growth Portfolio	93	141	172	262	23	71	122	262
Smith Barney Mid Cap Core Portfolio	95	146	181	279	25	76	131	279
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	96	149	185	288	26	79	135	288
Emerging Growth Portfolio Class II Shares	95	148	184	285	25	78	134	285
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	94	145	178	274	24	75	128	274
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	94	145	178	274	24	75	128	274
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	102	168	216	349	32	98	166	349

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

CitiElite Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no g uarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-497-4857.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $5,000, which amount may be paid in one or more installments of at least $100 within the first twelve months after the contract date. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-497-4857 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
High Yield Bond Trust	Seeks generous income. The assets of the High Yield Bond Trust will be invested in bonds which, as a class, sell at discounts from par value and are typically high risk securities.	Travelers Asset Management International Company LLC (“TAMIC”)
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
AIM V.I. Premier Fund — Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
AIM V.I. Balanced Fund — Series I	Seeks to achieve as high a total return as possible, consistent with the preservation of capital.	AIM
Alliance Variable Product Series Fund, Inc.
Growth & Income Portfolio — Class B	Seeks to achieve reasonable current income and reasonable opportunity for appreciation through invesments primarily in dividend-paying common stocks of good quality.	Alliance Capital Management, L.P. (“Alliance”)
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance
Technology Portfolio — Class B	Seeks long-term growth of capital by investing primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Current income is incidental to the Portfolio’s objective.	Alliance

Funding Option	Investment Objective	Investment Adviser/Subadviser
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.	Franklin Advisers, Inc.
Templeton Foreign Securities Fund — Class 2	Seeks long-term capital growth. The Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.	Templeton Investment Counsel, LLC
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
High Yield Bond Fund	Seeks to maximize current income, and, secondarily, to seek capital appreciation through investing under normal circumstances at least 80% of its assets in high yield bonds.	SBAM
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Total Return Fund	Seeks above-average income (compared to a portfolio invested entirely in equity securities). Secondarily, seeks opportunities for growth of capital and income.	SBAM

Funding Option	Investment Objective	Investment Adviser/Subadviser
Smith Barney Investment Series
Smith Barney Government Portfolio†	Seeks high current return consistent with preservation of capital.
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long-term growth of capital.	SBFM
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Advisers (“TIA”) Subadviser: AIM
MFS Total Return Portfolio	Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services (“MFS”)
Putnam Diversified Income Portfolio	Seeks high current income consistent with preservation of capital.	TIA Subadviser: Putnam Investment Management, Inc.
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks current income and long-term growth of income and capital.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital.	SBFM
The Travelers Series Trust
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser:FMR
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC

Funding Option	Investment Objective	Investment Adviser/Subadviser
Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	VKAM
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long-term capital growth by investing in equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund’s total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective	Citi Fund Management, Inc
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio— Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR

______________

†   Closed to new investors.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing;
    and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value; and
    that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

Years Since Purchase Payment Made	Withdrawal Charge
0-3	7%
4	6%
5	5%
6	4%
7	3%
8 or more	0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any purchase payment to which no withdrawal charge applies then;

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then;

(c)	any remaining purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then;

(d)	any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if purchase payments are distributed:

    due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);
    upon election of a lifetime annuity payout taken after the first contract year; or
    due to a minimum distribution under our minimum distribution rules then in effect.

Free Withdrawal Allowance

You may withdraw up to 15% of the contract value annually, without a withdrawal charge. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) For the first contract year, the available amount is 15% of the initial purchase payment.

Beginning in the second contract year, the available free withdrawal amount is 15% of the contract value at the end of the previous contract year. We reserve the right not to permit free withdrawals on full surrenders.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product, and are equal to 1.25% annually. We reserve the right to lower this charge at any time. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 7% of the amounts withdrawn. Please refer to “The Annuity Period” for a description of this benefit.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

    the total dollar amount being transferred;
    the number of transfers you made within the previous three months;
    whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
    whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner; or
    reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We reserve the right to charge a $10.00 fee for any transfer request which exceeds twelve per year. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a leve l basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the Fixed Account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant's death;
    the contingent annuitant becomes the annuitant; and
    all other rights and benefits will continue in effect.

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives due proof of death and written payment instructions or election of spousal or beneficiary contract continuance (“death report date”).

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax and outstanding loans.

Death Proceeds Before the Maturity Date

Where the annuitant was younger than age 68 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

             (1)   the contract value;

             (2)   the total purchase payments made under the Contract ; or

             (3)   the Step-Up value (if any, as described below).

Where the annuitant was between the ages of 68 through 75 on the contract date: The death benefit payable will be the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, previous withdrawals and outstanding loans:

             1.   the contract value;

             2.   the total purchase payments made under the Contract; or

             3   the Step-Up value (as described below) associated with the seventh contract date Anniversary.

Where annuitant was age 76 or older on the contract date: The death benefit payable will be the contract value on the death report date, less any applicable premium tax, previous withdrawals and any outstanding loans.

Step-Up Value. We will establish the Step-Up value on the seventh contract date anniversary. The Step-Up Value will equal the contract value on that anniversary. For Contracts where the annuitant was younger than 68 on the contract date, we will recalculate the Step-Up value on each anniversary until the annuitant’s 76th birthday. If the contract value on the anniversary is greater than the Step-Up value, the Step-Up value will be reset to equal the contract value on that date. If the Step-Up value is greater than the contract value, the Step-Up value remains unchanged. The Step-Up Value will not be reduced on these anniversary recalculations, unless surrenders are made on that day. For all contracts, each time a purchase payment is made we will increase the Step-Up value by the amount of the payment and, when a withdrawal is taken, we will reduce the Step-Up value by a partial surrender reduction (as described b elow).

The partial surrender reduction equals:

             (1)   the Step-Up value immediately before the reduction for the withdrawal, multiplied by

             (2)   the amount of the withdrawal divided by

             (3)   the contract value immediately before the withdrawal.

For example, assume your current contract value is $55,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

             50,000 x (10,000/55,000) = 9,090

Your new Step-Up value would be 50,000-9,090, or $40,900.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your current Step-Up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up value as follows:

             50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Non-Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.		Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Non-Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the spouse elects to continue the contract rather than receive the distribution.	Yes

Spousal Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the spouse elects to continue the contract rather than receive the distribution.

		A spouse who is not the beneficiary may decline to receive the proceeds or to continue the contract and instruct the company to pay the beneficiary, who may elect to continue the contract.	Yes

Annuitant (who is not the contract owner)	The beneficiary (ies), or if none, to the contract owner	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or unless, there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Spousal Contract Continuance (Subject to Availability - Does Not Apply if a Non-Spouse is a Joint Owner)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries): If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract as a contract owner, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income options are for a fixed period or amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized inves tment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $1,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

First Citicorp Life Insurance Company and Citicorp Life Insurance Company each sponsor separate accounts: First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account, respectively. Both First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account were established on July 6, 1994 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of First Citicorp Life Variable Annuity Separate Account and Citicorp Life Variable Annuity Separate Account for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance poli cy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the pro grams described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S.

income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

First Citicorp Life Insurance Company is a stock life insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citigroup Inc. one of the world’s largest bank holding companies. First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at 666 Fifth Avenue, 3rd Floor, New York, NY 10103.

Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of Arizona in 1971. Citicorp Life is wholly owned by Citibank Delaware. Citibank Delaware is a wholly owned subsidiary of Citicorp Holdings, Inc., which, in turn, is a wholly owned subsidiary of Citigroup Inc., one of the world’s largest bank holding companies. Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06103.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

First Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under New York law and the validity of the forms of the variable annuity contracts under New York law, have been passed on by the General Counsel of the Company

Citicorp Life Insurance Company

There are no pending legal proceedings affecting the Separate Account, principal underwriter, or the Companies.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Arizona law and the validity of the forms of the variable annuity contracts under Arizona law, have been passed on by the General Counsel of the Company

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (in dollars)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

High Yield Bond Trust (7/99)
Unit Value at beginning of year	0.985	0.990	1.000
Unit Value at end of year	1.064	0.985	0.990
Number of units outstanding at end of year	933,278	797,442	229,710
Money Market Portfolio (7/99)
Unit Value at beginning of year	1.070	1.020	1.000
Unit Value at end of year	1.094	1.070	1.020
Number of units outstanding at end of year	3,340,414	1,806,081	325,541
AIM Variable Insurance Products Series Funds, Inc.
AIM V.I. Balanced Fund (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.920	-	-
Number of units outstanding at end of year	3,806	-	-
AIM V.I. Value Fund (5/00) *
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.698	0.810	-
Number of units outstanding at end of year	5,229,207	5,190,175	-
Alliance Variable Products Series Fund, Inc.
Growth & Income Portfolio — Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.934	-	-
Number of units outstanding at end of year	7,817	-	-
Premier Growth Portfolio — Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.869	-	-
Number of units outstanding at end of year	2,426	-	-
Technology Portfolio — Class B (5/00)
Unit Value at beginning of year	0.649	1.000	-
Unit Value at end of year	0.477	0.649	-
Number of units outstanding at end of year	4,367,933	4,555,999	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Fund — Class 2 (6/99)
Unit Value at beginning of year	1.323	1.606	1.000
Unit Value at end of year	1.105	1.323	1.606
Number of units outstanding at end of year	2,355,369	2,559,722	610,330
Templeton International Securities Fund — Class 2 (6/99)
Unit Value at beginning of year	1.113	1.155	1.000
Unit Value at end of year	0.921	1.113	1.155
Number of units outstanding at end of year	5,705,290	6,380,304	1,695,046
Greenwich Street Series Fund
Appreciation Portfolio (5/01) (1)	1.000	-	-
Unit Value at beginning of year	0.993	-	-
Unit Value at end of year	611,988	-	-
Number of units outstanding at end of year
Equity Index Portfolio — Class II (10/99)
Unit Value at beginning of year	3.189	3.566	1.000
Unit Value at end of year	2.756	3.189	3.566
Number of units outstanding at end of year	2,369,636	2,314,812	653,332
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.927	-	-
Number of units outstanding at end of year	287,160	-	-
PIMCO Variable Insurance Trust
Total Return Bond Portfolio – Administrative Class (5/01) *
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.055	-	-
Number of units outstanding at end of year	102,543	-	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Putnam Variable Trust
Putnam VT Small Cap Value Fund Class IB (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.101	-	-
Number of units outstanding at end of year	26,300	-	-
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (6/99)
Unit Value at beginning of year	1.295	1.110	1.000
Unit Value at end of year	1.301	1.295	1.110
Number of units outstanding at end of year	10,639,024	10,999,748	5,371,395
High Yield Bond Fund (6/99)
Unit Value at beginning of year	1.012	1.026	1.000
Unit Value at end of year	1.049	1.012	1.026
Number of units outstanding at end of year	1,403,991	1,439,269	720,017
Investors Fund (6/99) (2)
Unit Value at beginning of year	1.152	1.014	1.000
Unit Value at end of year	1.089	1.152	1.014
Number of units outstanding at end of year	9,331,074	10,218,846	5,822,883
Total Return Fund (6/99)
Unit Value at beginning of year	1.039	0.976	1.000
Unit Value at end of year	1.016	1.039	0.976
Number of units outstanding at end of year	3,546,592	4,159,513	2,312,186
Smith Barney Investment Series
Government Portfolio (12/99)* †
Unit Value at beginning of year	1.111	0.988	1.000
Unit Value at end of year	1.160	1.111	0.988
Number of units outstanding at end of year	1,413,098	1,057,207	118,578
Growth & Income Portfolio (9/99)
Unit Value at beginning of year	0.992	1.082	1.000
Unit Value at end of year	0.873	0.992	1.082
Number of units outstanding at end of year	1,719,869	1,668,142	481,692

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Smith Barney Premier Selections All Cap Growth Portfolio (10/99) (3)			-
Unit Value at beginning of year	1.383	1.190	1.000
Unit Value at end of year	1.171	1.383	1.190
Number of units outstanding at end of year	1,757,255	1,737,712	61,531
Smith Barney Large Cap Core Portfolio (9/99) (4)
Unit Value at beginning of year	1.105	1.182	1.000
Unit Value at end of year	0.932	1.105	1.182
Number of units outstanding at end of year	3,095,027	3,398,851	186,983
The Travelers Series Trust
Equity Income Portfolio (5/00)
Unit Value at beginning of year	1.089	1.000	-
Unit Value at end of year	1.003	1.089	-
Number of units outstanding at end of year	1,019,162	865,435	-
Large Cap Portfolio (6/99)
Unit Value at beginning of year	1.033	1.225	1.000
Unit Value at end of year	0.842	1.033	1.225
Number of units outstanding at end of year	15,963,286	18,080,222	8,172,389
MFS Emerging Growth Portfolio (5/00)
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.510	0.810	-
Number of units outstanding at end of year	3,004,546	3,090,800	-
MFS Mid Cap Growth Portfolio (6/99)
Unit Value at beginning of year	1.694	1.570	1.000
Unit Value at end of year	1.275	1.694	1.570
Number of units outstanding at end of year	5,758,373	6,070,239	1,542,217
MFS Research Portfolio (6/99)
Unit Value at beginning of year	1.123	1.206	1.000
Unit Value at end of year	0.859	1.123	1.206
Number of units outstanding at end of year	5,463,759	6,108,725	3,145,553
Travelers Quality Bond Portfolio (6/99)
Unit Value at beginning of year	1.062	1.006	1.000
Unit Value at end of year	1.122	1.062	1.006
Number of units outstanding at end of year	4,803,284	3,868,937	1,879,152

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio (6/99)
Unit Value at beginning of year	1.232	1.394	1.000
Unit Value at end of year	0.926	1.232	1.394
Number of units outstanding at end of year	10,399,298	11,053,796	3,443,558
MFS Total Return Portfolio (6/99)
Unit Value at beginning of year	1.135	0.987	1.000
Unit Value at end of year	1.119	1.135	0.987
Number of units outstanding at end of year	7,478,381	7,961,934	4,154,043
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	0.990	1.008	1.000
Unit Value at end of year	1.018	0.990	1.008
Number of units outstanding at end of year	1,343,207	1,406,014	976,460
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.042	-	-
Number of units outstanding at end of year	594,585	-	-
Smith Barney Large Cap Value Portfolio(5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.917	-	-
Number of units outstanding at end of year	79,903	-	-
Smith Barney Mid Cap Core Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.945	-	-
Number of units outstanding at end of year	87,535	-	-
Van Kampen Life Investment Trust
Comstock Portfolio Class II (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.922	-	-
Number of units outstanding at end of year	31,711	-	-

APPENDIX A
CONDENSED FINANCIAL INFORMATION

FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
Accumulation Unit Values (continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund (10/99) (5)
Unit Value at beginning of year	1.556	1.448	1.000
Unit Value at end of year	1.286	1.556	1.448
Number of units outstanding at end of year	1,687,182	523,976	114,352
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.935	1.000	-
Unit Value at end of year	0.807	0.935	-
Number of units outstanding at end of year	1,714,241	1,779,892	-

The date next to each funding option’s name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements of the First Citicorp Life Variable Annuity Separate Account and the financial statements of First Citicorp Life Insurance Company are contained in the SAI.

*	Fund’s name has changed – please see the prospectus.

†	Fund is closed to new contract owners.

(1)	As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of Variable Annuity Portfolio: CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio Balanced.

(2)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and Jurika and Voyles Core Equity Portfolio.

(3)	Formerly Select Mid Cap Portfolio.

(4)	Formerly Select Growth Portfolio.

(5)	Formerly CitiFunds Small Cap Growth VIP Portfolio. Coinciding with the name change, as the result of a merger in 2001, the Fund acquired the assets and stated liabilities of Select Small Cap Portfolio.

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (in dollars)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

High Yield Bond Trust (7/99)
Unit Value at beginning of year	0.985	0.990	1.000
Unit Value at end of year	1.064	0.985	0.990
Number of units outstanding at end of year	1,467,489	1,423,193	387,819
Money Market Portfolio (7/99)
Unit Value at beginning of year	1.070	1.020	1.000
Unit Value at end of year	1.094	1.070	1.020
Number of units outstanding at end of year	455,269	298,796	103,493
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (5/00) *
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.698	0.810	-
Number of units outstanding at end of year	1,021,639	615,260	-
Alliance Variable Products Series Fund, Inc.
Growth & Income Portfolio - Class B (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.934	-	-
Number of units outstanding at end of year	10,009	-	-
Technology Portfolio — Class B (5/00)
Unit Value at beginning of year	0.649	1.000	-
Unit Value at end of year	0.477	0.649	-
Number of units outstanding at end of year	545,479	412,584	-
Franklin Variable Insurance Products Trust
Franklin Small Cap Fund (6/99)
Unit Value at beginning of year	1.323	1.606	1.000
Unit Value at end of year	1.105	1.323	1.606
Number of units outstanding at end of year	483,621	582,662	353,953

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Templeton International Securities Fund
Class II (6/99)
Unit Value at beginning of year	1.113	1.155	1.000
Unit Value at end of year	0.921	1.113	1.155
Number of units outstanding at end of year	1,312,710	1,320,869	523,110
Greenwich Street Fund
Appreciation Portfolio (4/01) (1)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.993	-	-
Number of units outstanding at end of year	136,510	-	-
Equity Index Portfolio Class II (10/99)
Unit Value at beginning of year	3.189	3.566	1.000
Unit Value at end of year	2.756	3.189	3.566
Number of units outstanding at end of year	264,772	303,808	91,907
Fundamental Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.927	-	-
Number of units outstanding at end of year	56,243	-	-
PIMCO Variable Insurance Trust
Total Return Bond Portfolio – Administrative Class (5/01) *
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.055	-	-
Number of units outstanding at end of year	87,237	-	-
Putnam Variable Trust
Putnam VT Small Cap Value Fund Class IB (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.101	-	-
Number of units outstanding at end of year	12,635	-	-
Salomon Brothers Variable Series Fund, Inc.
Capital Fund (6/99)
Unit Value at beginning of year	1.295	1.110	1.000
Unit Value at end of year	1.301	1.295	1.110
Number of units outstanding at end of year	1,332,363	1,175,385	487,553

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	Year Ended 2000	December 31, 1999

High Yield Bond Fund (6/99)
Unit Value at beginning of year	1.012	1.026	1.000
Unit Value at end of year	1.049	1.012	1.026
Number of units outstanding at end of year	252,277	259,135	243,341
Investors Fund (6/99) (2)
Unit Value at beginning of year	1.152	1.014	1.000
Unit Value at end of year	1.089	1.152	1.014
Number of units outstanding at end of year	1,579,948	1,503,264	880,931
Total Return Fund (6/99)
Unit Value at beginning of year	1.039	0.976	1.000
Unit Value at end of year	1.016	1.039	0.976
Number of units outstanding at end of year	845,158	721,355	680,015
Smith Barney Investment Series
Government Portfolio (12/99) * †
Unit Value at beginning of year	1.111	0.988	1.000
Unit Value at end of year	1.160	1.111	0.988
Number of units outstanding at end of year	46,643	64,949	22,639
Growth & Income Portfolio (9/99)
Unit Value at beginning of year	0.992	1.082	1.000
Unit Value at end of year	0.873	0.992	1.082
Number of units outstanding at end of year	317,608	422,540	136,744
Smith Barney Premier Selections All Cap Growth Portfolio (10/99) (3)
Unit Value at beginning of year	1.383	1.190	1.000
Unit Value at end of year	1.171	1.383	1.190
Number of units outstanding at end of year	221,520	277,463	61,531
Smith Barney Large Cap Core Portfolio (9/99) (4)
Unit Value at beginning of year	1.105	1.182	1.000
Unit Value at end of year	0.932	1.105	1.182
Number of units outstanding at end of year	337,303	559,088	186,983
The Travelers Series Trust
Equity Income Portfolio (8/00)
Unit Value at beginning of year	1.089	1.000	-
Unit Value at end of year	1.003	1.089	-
Number of units outstanding at end of year	46,932	15,684	-

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Large Cap Portfolio (6/99)
Unit Value at beginning of year	1.033	1.225	1.000
Unit Value at end of year	0.842	1.033	1.225
Number of units outstanding at end of year	4,070,595	4,306,659	2,109,249
MFS Emerging Growth Portfolio (5/00)
Unit Value at beginning of year	0.810	1.000	-
Unit Value at end of year	0.510	0.810	-
Number of units outstanding at end of year	866,514	522,047	-
MFS Mid Cap Growth Portfolio (6/99)
Unit Value at beginning of year	1.694	1.570	1.000
Unit Value at end of year	1.275	1.694	1.570
Number of units outstanding at end of year	1,442,243	1,473,791	726,744
MFS Research Portfolio (6/99)
Unit Value at beginning of year	1.123	1.206	1.000
Unit Value at end of year	0.859	1.123	1.206
Number of units outstanding at end of year	956,644	992,799	805,920
Travelers Quality Bond Portfolio (6/99)
Unit Value at beginning of year	1.062	1.006	1.000
Unit Value at end of year	1.122	1.062	1.006
Number of units outstanding at end of year	662,525	678,670	323,931
Travelers Series Fund Inc. (6/99)
AIM Capital Appreciation Portfolio
Unit Value at beginning of year	1.232	1.394	1.000
Unit Value at end of year	0.926	1.232	1.394
Number of units outstanding at end of year	1,804,611	1,733,070	954,494
MFS Total Return Portfolio (6/99)
Unit Value at beginning of year	1.135	0.987	1.000
Unit Value at end of year	1.119	1.135	0.987
Number of units outstanding at end of year	1,450,826	1,557,752	880,103
Putnam Diversified Income Portfolio (6/99)
Unit Value at beginning of year	0.990	1.008	1.000
Unit Value at end of year	1.018	0.990	1.008
Number of units outstanding at end of year	804,377	788,293	319,190
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	1.042	-	-
Number of units outstanding at end of year	56,062	-	-

APPENDIX B
CONDENSED FINANCIAL INFORMATION

CITICORP LIFE VARIABLE ANNUITY
Accumulation Unit Values (Continued)

	Year Ended		Period Ended

Portfolio Name	2001	2000	December 31, 1999

Smith Barney Large Cap Value Portfolio (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.917	-	-
Number of units outstanding at end of year	13,899	-	-
Emerging Growth Portfolio Class II (5/01)
Unit Value at beginning of year	1.000	-	-
Unit Value at end of year	0.822	-	-
Number of units outstanding at end of year	3,211	-	-
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Fund (6/99) (5)
Unit Value at beginning of year	1.556	1.448	1.000
Unit Value at end of year	1.286	1.556	1.448
Number of units outstanding at end of year	325,040	177,429	52,739
Variable Insurance Products Funds II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of year	0.935	1.000	-
Unit Value at end of year	0.807	0.935	-
Number of units outstanding at end of year	253,045	189,353	-

The date next to each funding option’s name reflects the date that money came into the funding option. Funding Options not listed had no amounts yet allocated to them or were not yet available as of December 31, 2001. The financial statements of the Citicorp Life Variable Annuity Separate Account and the financial statements of Citicorp Life Insurance Company are contained in the SAI.

*Fund’s name has changed – please see the prospectus.

†Fund is closed to new contract owners.

As the result of a merger in 2001, Appreciation Portfolio acquired the assets and stated liabilities of Variable Annuity Portfolio: CitiSelect VIP Folio 200 Conservative and CitiSelect VIP Folio Balanced.

(1)	As the result of a merger in 2001, Investors Fund acquired the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and Jurika and Voyles Core Equity Portfolio.

(2)	Formerly Select Mid Cap Portfolio.

(3)	Formerly Select Growth Portfolio.

   (4)   Formerly CitiFunds Small Cap Growth VIP Portfolio. Coinciding with the name change, as the result of a merger in 2001, the Fund acquired the assets and stated liabilities of Select Small Cap Portfolio.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to First Citicorp Life Insurance Company or Citicorp Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Company’s Customer Service Office, One Tower Square, Hartford, Connecticut 06183. First Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20675S, and Citicorp Life Insurance Company’s Statement of Additional Information is printed on Form L-20676S.

Name:
Address:

D-1

L-20675	May 1, 2002

                                    CITIELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Contract Prospectus dated May 1,
2002. A copy of the Prospectus may be obtained by writing to First Citicorp Life
Insurance  Company,  One Tower  Square,  Hartford,  CT 06183 or by calling (800)
497-4857.

FINANCIAL STATEMENTS ........................................................

                              THE INSURANCE COMPANY

       First Citicorp Life Insurance Company is a stock insurance company organized under the laws of the State of New York in 1978. First Citicorp Life is wholly owned by Citicorp Life Insurance Company, an Arizona insurer, which in turn, is wholly owned by Citibank Delaware, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and
Private Banking, and Investment Activities. The Company's Home Office is located at 3334 West 34th Street, New York, New York 10001, with its administrative office at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (800) 457-0599.

       First Citicorp Life engages in the reinsurance of credit life insurance issued by other insurance companies. First Citicorp Life also issues term life insurance and fixed and variable annuities on a direct basis.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing  insurance  companies  and  to  regulation  by the  Superintendent  of
Insurance for the state of New York, New York. An annual statement  covering the operations  of the  Company for the  preceding  year,  as well as its  financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed  format on or before March 1 of each year. The Company's  books and assets are subject to review or examination by the Commissioner or his agents at all times,  and a full  examination of its operations is conducted at least once every four years.

       The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  The Separate  Account meets the definition of a separate account under the federal  securities  laws, and will comply with the provisions of the 1940 Act.  Additionally,  the  operations  of the  Separate  Account  are subject to the provisions of New York laws.

       It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

                              PRINCIPAL UNDERWRITER

       Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford,
Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

       Under the terms of the Distribution and Principal Underwriting Agreement
among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts.
The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                                       1

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each funding option is determined at
4:00 p.m. Eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock  Exchange.  It is expected  that the Exchange  will be closed on Saturdays  and Sundays and on the observed  holidays of New Year's Day,  Martin Luther King, Jr. Day,  President's
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day,  Thanksgiving Day
and Christmas  Day. Each security  traded on a national  securities  exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the  reported  bid and  asked  prices  on the  business  day or on the  basis of quotations received from a reputable broker or any other recognized source.

       Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

       Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

       Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a funding  option  from one valuation period to the next. The net investment factor for a funding option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  funding option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a funding option is equal to (a) minus (b), divided by (c) where:

     (a) = investment  income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

       The gross investment rate may be either positive or negative. A funding option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each funding option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each funding option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each funding option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the immediately preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                                       2

                             PERFORMANCE INFORMATION

       From time to time, the Company may advertise several types of historical performance for the Funding Options of the Separate Account. The Company may
advertise the "standardized average annual total returns" of the Funding Option, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total return," as described below:

       STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of
$1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding
Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this Statement of Additional
Information relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable withdrawal charge at that time.

       NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

       For Funding Options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance. An Owner's Contract Value at redemption may be more or less than original cost.

       Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending
December 31, 2001 are set forth in the following tables.

                                       3

                           CITIELITE VARIABLE ANNUITY
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      10 YEARS OR
STOCK ACCOUNTS:                                                          INCEPTION DATE      1 YEAR        5 YEARS  SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                           6/1/1999        -30.09%          --         -5.23%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                      5/1/2000        -19.82%          --        -22.81%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                                       5/1/2001            --           --        -14.49%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income Portfolio - Class B                                 5/1/2001            --           --        -13.12%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio - Class B*                                 5/1/2001            --           --        -19.17%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio - Class B                                      5/1/2000        -31.64%          --        -38.55%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                           5/1/2000        -14.36%          --         -4.08%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                                         9/15/1999        -19.64%          --         54.03%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2*       5/1/2001            --           --        -19.62%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*                    5/1/2000        -19.74%          --        -15.79%
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Fund - Class 2*                                           6/1/1999        -22.29%          --          1.73%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                               6/1/1999        -24.19%          --         -8.63%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                                5/1/2000        -41.48%          --        -36.09%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                                 6/1/1999        -30.01%          --          7.81%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                       6/1/1999        -28.89%          --         -7.95%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                       5/1/2001            --           --        -19.70%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                            5/1/2001            --           --        -68.05%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                                 5/1/2001            --           --        -23.69%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                       6/1/1999         -6.52%          --          8.70%
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                     6/1/1999        -12.10%          --          1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                                    4/20/2001            --           --         -2.76%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                                         4/20/2001            --           --         -7.61%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                                     5/1/2001            --           --        -13.79%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Growth and Income Portfolio                                    9/14/1999        -18.22%          --         -8.26%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio                          5/1/2001            --           --        -26.58%
-----------------------------------------------------------------------------------------------------------------------------------

                                       4

---------------------------------------------------------------------------------------------------------------------------
                                                                                                              10 YEARS OR
BOND ACCOUNTS:                                                   INCEPTION DATE      1 YEAR        5 YEARS  SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Core Portfolio                               9/14/1999        -21.62%          --         -5.61%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                              5/1/2001             --          --        -14.21%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Value Portfolio                               5/1/2001             --          --        -14.71%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Mid Cap Core Portfolio                                  5/1/2001             --          --        -12.14%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Premier Selections All Cap Growth Portfolio            9/14/1999        -21.29%          --          4.67%
---------------------------------------------------------------------------------------------------------------------------
Smith Barney Small Cap Growth Opportunities Portfolio                6/1/1999        -23.18%          --          8.19%
---------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund-Class 2*                           6/1/1999        -22.97%          --         -5.40%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*                     5/1/2001             --          --        -14.27%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*                5/1/2001             --          --        -23.56%
---------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class                  5/1/2001             --          --         -1.50%
---------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                                  6/1/1999         -4.23%          --         -1.66%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable High Yield Bond Fund                       6/1/1999         -3.33%          --         -0.43%
---------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond Trust                                      6/1/1999           1.02%         --          0.17%
---------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                     6/1/1999         -1.36%          --          2.34%
---------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                           6/1/1999         -8.30%          --          2.25%
---------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Total Return Fund                          6/1/1999         -9.03%          --         -1.72%
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                     6/1/1999         -4.67%          --          1.32%
---------------------------------------------------------------------------------------------------------------------------

       The inception date is the date that the underlying fund commenced operations.

                                       5

                           CitiElite Variable Annuity
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

-----------------------------------------------------------------------------------------------------------------------------------
                                   Cumulative Returns                     Average Annual Returns             Calendar Year Returns
-----------------------------------------------------------------------------------------------------------------------------------
                         YTD     1 YR      3YR     5YR     10YR      3YR    5YR    10YR       Inception       2000    1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation
 Portfolio             -24.83%  -24.83%   -6.37%  19.70%      --   -2.17%   3.66%     --    4.28%  10/10/95  -11.64%  40.98%  15.59%
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity
 Fund - Series I       -13.79%  -13.79%   -7.03%  48.03%      --   -2.40%   8.16%     --   11.82%    5/5/93  -15.83%  28.11%  30.53%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth
 Portfolio             -14.57%  -14.57%  -10.15%  45.46%      --   -3.50%   7.78%     --   13.41%   6/20/94  -19.36%  30.42%  27.23%
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth
 Portfolio-Class B*    -18.56%  -18.56%  -12.90%  67.76%      --   -4.50%  10.90%     --   14.01%   6/26/92  -17.93%  30.32%  45.92%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
 Fund (Janus)          -27.12%  -27.12%  -15.00%  68.58%  254.13%  -5.27%  11.00%  13.47%   9.01%   5/16/83  -22.96%  51.40%  59.47%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging
 Markets Portfolio     -10.91%  -10.91%    7.58%     --       --    2.46%     --      --   -2.87%  12/31/97  -32.50%  78.90% -17.28%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation
 Portfolio             -10.58%  -10.58%   -3.71%  56.28%      --   -1.25%   9.33%     --   12.20%    4/5/93   -2.03%   9.91%  28.50%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap
 Portfolio              -7.43%   -7.43%    25.62% 37.84%  502.97%   7.89%   6.62%  19.66%  27.49%   8/31/90   11.75%  21.44%  -4.70%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio
 (Fidelity)             -7.91%   -7.91%    2.53%  48.30%      --    0.84%   8.20%     --    9.81%   8/30/96    7.62%   3.46%  10.85%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio
 - Class  II*          -13.59%  -13.59%   -8.12%  53.33%  197.75%  -2.78%   8.92%  11.52%  12.47%  11/30/91  -10.58%  18.91%  26.81%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Stock
 Portfolio               0.25%    0.25%    6.57%  63.12%      --    2.14%  10.28%     --   11.96%   8/30/96    2.33%   3.88%  16.25%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic
 Capital Appreciation
 Portfolio -
 Service Class 2*      -27.73%  -27.73%      --      --       --      --      --      --  -31.59%   9/26/00      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II
 Contrafund(R)
 Portfolio - Service
 Class 2*              -13.70%  -13.70%   -2.93%  52.19%      --   -0.98%   8.76%     --   14.03%    1/3/95   -8.12%  22.42%  28.13%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap
 Portfolio - Service
 Class 2*               -4.87%   -4.87%   46.77%     --       --   13.63%     --      --   14.53%  12/29/98    5.04%  46.88%     --
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life
 Sciences Portfolio -
 Service Shares*       -17.92%  -17.92%      --      --       --      --      --      --  -13.45%   1/18/00      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global
 Technology Portfolio
 - Service Shares*     -38.20%  -38.20%      --      --       --      --      --      --  -37.30%   1/18/00      --      --      --
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide
 Growth Portfolio -
 Service Shares*       -23.70%  -23.70%    2.50%  56.97%      --    0.83%   9.43%     --   14.05%   9/13/93  -17.15%  62.16%  27.13%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio
 (Fidelity)            -18.49%  -18.49%  -12.33%  42.68%      --   -4.29%   7.36%     --    9.31%   8/30/96  -15.66%  27.53%  33.69%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard International
 Stock Portfolio       -27.22%  -27.22%  -23.72%  -9.67%      --   -8.62%  -2.01%     --   -0.60%    8/1/96  -12.67%  20.02%  11.06%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth
 Portfolio             -37.08%  -37.08%  -13.60%  36.54%      --   -4.75%   6.42%     --    7.07%   8/30/96  -21.24%  74.33%  32.42%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth
 Portfolio             -24.74%  -24.74%   31.42%     --       --    9.53%     --      --    7.35%   3/23/98    7.85%  61.91%     --
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research
 Portfolio             -23.54%  -23.54%  -13.17%     --       --   -4.59%     --      --   -2.50%   3/23/98   -6.89%  21.96%     --
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International
 Growth Fund -
 Class IB Shares*      -21.19%  -21.19%   10.92%     --       --    3.51%     --      --    8.18%    1/2/97  -10.86%  57.88%  16.82%
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap
 Value Fund -
 Class IB Shares*       17.86%   17.86%      --      --       --      --      --      --   15.83%   4/30/99   22.74%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II
 Fund - Class IB
 Shares*               -30.50%  -30.50%      --      --       --      --      --      --  -42.63%   9/28/00    0.00%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers
 Variable Capital Fund   0.48%    0.48%   41.06%     --       --   12.14%     --      --   13.70%   2/17/98   16.61%  20.39%     --
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers
 Variable
 Investors Fund         -5.49%   -5.49%   18.26%     --       --    5.74%     --      --    6.84%   2/17/98   13.65%  10.10%     --
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers
 Variable Small Cap
 Growth Fund            -8.52%   -8.52%      --      --       --      --      --      --   11.97%   11/1/99   15.12%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined
 Mid Cap Stock
 Portfolio              -5.37%   -5.37%   21.78%     --       --    6.78%     --      --   14.04%    4/1/97   15.00%  11.90%  15.30%
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
 Portfolio -
 Class II Shares*       -4.16%   -4.16%      --      --       --      --      --      --    5.24%    5/1/99   27.78%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock
 Portfolio -
 Class II Shares*       -4.16%   -4.16%      --      --       --      --      --      --    5.24%    5/1/99   27.78%     --      --
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen
 Enterprise Portfolio
 Class II Shares*      -21.68%  -21.68%  -18.18%  29.95%  134.52%  -6.46%   5.38%   8.89%   8.24%    4/7/86  -15.82%  24.11%  23.23%
-----------------------------------------------------------------------------------------------------------------------------------

                                       6

                           CITIELITE VARIABLE ANNUITY
     NONSTANDARDIZED PERFORMANCE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Federated High Yield
 Portfolio               0.52%    0.52%    -7.4%    8.8%    0.0%    -2.5%    1.7%   0.0%   2.91%   8/30/96            (1/00)   3.25%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible
 Bond Portfolio         -2.21%   -2.21%   27.02%   0.00%     --     8.29%   0.00%    --    6.74%    5/1/98    10.96%  17.05%   0.00%
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality
 Bond Portfolio          5.64%    5.64%   11.08%  25.55%     --     3.56%   4.65%    --    4.94%   8/30/96     5.49%  -0.32%   6.98%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced
 Portfolio - Service
 Shares*                -6.24%   -6.24%   14.00%  81.76%     --     4.46%  12.69%    --   12.81%   9/13/93    -2.73%  25.00%  32.42%
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return
 Portfolio              -1.39%   -1.39%    14.8%   51.1%    0.0%     4.7%    8.6%   0.0%  10.11%   6/20/94    (1/00)  (1/00)  10.10%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money
 Market Portfolio        2.33%    2.33%   10.94%  19.06%  30.71%    3.52%   3.55%   2.71%  3.61%  12/31/87     4.73%   3.52%   3.59%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Travelers Money
 Market Portfolio -
 7 Day Yield            0.02%   This yield quotation more closely reflects the current earnings of this fund.
------------------------------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

* These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                                       7

                           FEDERAL TAX CONSIDERATIONS

       The following  description of the federal income tax  consequences  under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

       Federal tax law requires that minimum annual distributions begin by April
1st of the  calendar  year  following  the  later  of  calendar  year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

       Individuals may purchase  tax-deferred  annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

       If two or more  annuity  contracts  are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

       Those receiving partial  distributions made before the maturity date will generally  be taxed on an  income-first  basis to the  extent  of  income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

       In order to be treated  as an annuity  contract  for  federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       8

INDIVIDUAL RETIREMENT ANNUITIES

       To the  extent  of  earned  income  for the  year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

       The Code provides for the purchase of a Simplified Employee Pension (SEP)
plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal  Revenue  Services has not reviewed the contract for  qualifications  as an IRA, and has not addressed in a ruling of general  applicability  whether a death benefit  provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

       Effective  January 1, 1997,  employers may establish a savings  incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

       Effective  January  1, 1998,  Section  408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

       Qualified  distributions  from a  Roth  IRA  are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

       Under a qualified pension or profit-sharing  plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation  until received by a participant or beneficiary.

       Distributions  are generally taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan,  the investment in the contract may be zero.

                                       9

       The annual limits that apply to the amounts that may be  contributed to a defined  contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in
2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

       Under Code section  403(b),  payments made by public  school  systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

       Code section  403(b)(11)  restricts this distribution  under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

       The portion of a distribution,  which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1.   ELIGIBLE  ROLLOVER  DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
     FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR  FROM  457  PLANS
     SPONSORED BY GOVERNMENTAL ENTITIES

     There is a mandatory 20% tax  withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

     (a)  a periodic  settlement  distribution  is elected  based upon a life or life expectancy calculation, or

     (b)  a  term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

     (c)  a minimum required  distribution as defined under the tax law is taken after the  attainment of the age of 70 1/2or as otherwise  required by law, or

     (d)  the distribution is a hardship distribution.

       A distribution including a rollover that is not a direct rollover will be subject to the 20%  withholding,  and a 10%  additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above,  the portion of a non-periodic  distribution,  which constitutes taxable income, will be subject to federal  income tax  withholding,  if the aggregate  distributions exceed  $200  for the  year,  unless  the  recipient  elects  not to have  taxes withheld.  If no such election is made, 10% of the taxable  distribution will be withheld  as federal  income  tax.  Election  forms will be provided at the time distributions  are requested.  This form of  withholding  applies to all annuity programs.

                                       10

3.   PERIODIC  DISTRIBUTIONS  (DISTRIBUTIONS  PAYABLE OVER A PERIOD GREATER THAN
     ONE YEAR)

       The portion of a periodic distribution, which constitutes taxable income, will be subject to federal  income tax  withholding  under the wage  withholding tables as if the recipient were married claiming three  exemptions.  A recipient may elect not to have income taxes  withheld or have income taxes  withheld at a different rate by providing a completed  election  form.  Election forms will be provided  at the time  distributions  are  requested.  This form of  withholding applies to all annuity  programs.  As of January 1, 2002, a recipient  receiving periodic  payments  (e.g.,  monthly or annual  payments under an annuity option)
which total  $15,360 or less per year,  will  generally be exempt from  periodic withholding.

       Recipients who elect not to have  withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be  subject to  penalties  under the  estimated  tax  payment  rules if withholding  and  estimated  tax  payments  are  not  sufficient  to  cover  tax liabilities.

       Recipients who do not provide a social  security number or other taxpayer identification  number  will  not be  permitted  to  elect  out of  withholding.
Additionally,  U.S  citizens  residing  outside of the  country,  or U.S.  legal residents  temporarily  residing  outside the country,  are subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

       KPMG LLP, One Financial  Plaza,  Hartford,  CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

       The  statutory  financial  statements of First  Citicorp  Life  Insurance
Company  as of  December  31,  2001 and  2000,  and for each of the years in the two-year period ended December 31, 2001,  included herein, have been included in reliance upon the report of KPMG LLP, independent  certified public accountants, appearing  elsewhere  herein,  and upon the authority of said firm as experts in accounting and auditing.  The audit report covering the 2001 statutory financial statements and schedules refers to a change in the basis of accounting.

       The financial statements of First Citicorp Life Variable Annuity Separate
Account as of December 31, 2001, and for the years ended December 31, 2001 and
2000, included herein, have been included in reliance upon the report of KPMG
LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the 2001 statuatory financial statements and schedules refer to a change in the basis of accounting.

                                       11

                                    CITIELITE

                       STATEMENT OF ADDITIONAL INFORMATION

                      Individual Variable Annuity Contract
                                    issued by

                      First Citicorp Life Insurance Company
                                One Tower Square
                              Hartford, Connecticut

L-20675S                                                                May 2002

ANNUAL REPORT
DECEMBER 31, 2001

                                FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

One Tower Square
Hartford, CT 06183

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                     HIGH YIELD BOND   MONEY MARKET    AIM V.I. CAPITAL   AIM V.I. GOVERNMENT
                                          TRUST         PORTFOLIO     APPRECIATION FUND     SECURITIES FUND
                                     ---------------   ------------   -----------------   -------------------
ASSETS:
   Investments at market value:          $993,519       $3,654,458       $22,007,381          $16,778,020

   Receivables:
      Dividends ..................             --            2,373                --                   --
                                         --------       ----------       -----------          -----------

         Total Assets ............        993,519        3,656,831        22,007,381           16,778,020
                                         --------       ----------       -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges ..........            102              376             1,630                1,357
      Administrative fees ........             12               45               274                  207
                                         --------       ----------       -----------          -----------

         Total Liabilities .......            114              421             1,904                1,564
                                         --------       ----------       -----------          -----------

NET ASSETS: ......................       $993,405       $3,656,410       $22,005,477          $16,776,456
                                         ========       ==========       ===========          ===========

                       See Notes to Financial Statements

                                       -1-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                               AIM V.I.
                                  AIM V.I. GROWTH AND  AIM V.I. GROWTH   INTERNATIONAL EQUITY
                                      INCOME FUND            FUND               FUND            AIM V.I. VALUE FUND
                                  -------------------   --------------   --------------------   ------------------
ASSETS:
   Investments at market value:       $21,986,360         $8,655,985          $13,530,123           $46,064,427

   Receivables:
      Dividends ...............                --                 --                   (1)                   --
                                      -----------         ----------          -----------           -----------

         Total Assets .........        21,986,360          8,655,985           13,530,122            46,064,427
                                      -----------         ----------          -----------           -----------

LIABILITIES:
   Payables:
      Insurance charges .......             1,735                711                1,018                 3,799
      Administrative fees .....               275                108                  166                   573
                                      -----------         ----------          -----------           -----------

         Total Liabilities ....             2,010                819                1,184                 4,372
                                      -----------         ----------          -----------           -----------

NET ASSETS:                           $21,984,350         $8,655,166          $13,528,938           $46,060,055
                                      ===========         ==========          ===========           ===========

                       See Notes to Financial Statements

                                      -2-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                                TEMPLETON
                                                                                                              INTERNATIONAL
AIM V.I. BALANCED    GROWTH & INCOME        PREMIER GROWTH      TECHNOLOGY PORTFOLIO-   FRANKLIN SMALL CAP   SECURITIES FUND-
     FUND           PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          CLASS B            FUND - CLASS 2         CLASS 2
-----------------   -------------------   -------------------   ---------------------   ------------------   ----------------

     $3,500               $7,303                 $2,109               $2,084,348            $2,603,490          $5,257,891

         --                   --                     --                       --                 1,591               3,366
     ------               ------                 ------               ----------            ----------          ----------

      3,500                7,303                  2,109                2,084,348             2,605,081           5,261,257
     ------               ------                 ------               ----------            ----------          ----------

         --                    1                     --                      219                   270                 538
         --                   --                     --                       26                    33                  65
     ------               ------                 ------               ----------            ----------          ----------

         --                    1                     --                      245                   303                 603
     ------               ------                 ------               ----------            ----------          ----------

     $3,500               $7,302                 $2,109               $2,084,103            $2,604,778          $5,260,654
     ======               ======                 ======               ==========            ==========          ==========

                        See Notes to Financial Statements

                                      -3-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                           EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE
                                  APPRECIATION PORTFOLIO     -CLASS II SHARES           PORTFOLIO       MFS BOND SERIES
                                  ----------------------   ----------------------   -----------------   ---------------
ASSETS:
   Investments at market value:         $12,175,898              $6,530,535              $266,215         $10,118,093

   Receivables:
      Dividends ...............                  --                      --                    --                  --
                                        -----------              ----------              --------         -----------

         Total Assets .........          12,175,898               6,530,535               266,215          10,118,093
                                        -----------              ----------              --------         -----------

LIABILITIES:
   Payables:
      Insurance charges .......                 886                     679                    27                 787
      Administrative fees .....                 151                      81                     4                 124
                                        -----------              ----------              --------         -----------

         Total Liabilities ....               1,037                     760                    31                 911
                                        -----------              ----------              --------         -----------

NET ASSETS:                             $12,174,861              $6,529,775              $266,184         $10,117,182
                                        ===========              ==========              ========         ===========

                       See Notes to Financial Statements

                                      -4-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

MFS EMERGING        MFS GLOBAL       MFS MONEY MARKET                         MFS TOTAL RETURN   TOTAL RETURN BOND
GROWTH SERIES   GOVERNMENTS SERIES        SERIES        MFS RESEARCH SERIES        SERIES            PORTFOLIO
-------------   ------------------   ----------------   -------------------   ----------------   -----------------

 $32,229,464        $1,985,154          $17,002,772         $22,359,179         $31,267,742           $108,196

          --                --                 (480)                 --                  --                 --
 -----------        ----------          -----------         -----------         -----------           --------

  32,229,464         1,985,154           17,002,292          22,359,179          31,267,742            108,196
 -----------        ----------          -----------         -----------         -----------           --------

       2,459               142                1,249               1,656               2,442                 11
         402                24                  210                 278                 387                  1
 -----------        ----------          -----------         -----------         -----------           --------

       2,861               166                1,459               1,934               2,829                 12
 -----------        ----------          -----------         -----------         -----------           --------

 $32,226,603        $1,984,988          $17,000,833         $22,357,245         $31,264,913           $108,184
 ===========        ==========          ===========         ===========         ===========           ========

                       See Notes to Financial Statements

                                      -5-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                 PUTNAM VT SMALL CAP
                                 VALUE FUND - CLASS IB                   HIGH YIELD
                                       SHARES           CAPITAL FUNDS    BOND FUND    INVESTORS FUND
                                  -------------------   -------------    ----------   --------------
ASSETS:
   Investments at market value:         $28,965           $13,840,024     $1,472,948    $10,159,182

   Receivables:
      Dividends ...............              --                    --             --             --
                                        -------           -----------     ----------    -----------

         Total Assets .........          28,965            13,840,024      1,472,948     10,159,182
                                        -------           -----------     ----------    -----------

LIABILITIES:
   Payables:
      Insurance charges .......               3                 1,425            151          1,050
      Administrative fees .....              --                   173             18            126
                                        -------           -----------     ----------    -----------

         Total Liabilities ....               3                 1,598            169          1,176
                                        -------           -----------     ----------    -----------

NET ASSETS: ...................         $28,962           $13,838,426     $1,472,779    $10,158,006
                                        =======           ===========     ==========    ===========

                        See Notes to Financial Statements

                                      -6-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                    SMITH BARNEY PREMIER
                    GROWTH AND INCOME       SMITH BARNEY        SMITH BARNEY LARGE    SELECTION ALL CAP     EQUITY INCOME
TOTAL RETURN FUND       PORTFOLIO        GOVERNMENT PORTFOLIO   CAP CORE PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO
-----------------   -----------------   ---------------------   ------------------   --------------------   --------------

   $3,603,984          $1,500,799             $1,639,373            $2,883,307            $2,057,273          $1,022,239

           --                  --                     --                    --                    --                  --
   ----------          ----------             ----------            ----------            ----------          ----------

    3,603,984           1,500,799              1,639,373             2,883,307             2,057,273           1,022,239
   ----------          ----------             ----------            ----------            ----------          ----------

          371                 155                    168                   299                   214                 106
           44                  19                     20                    36                    26                  12
   ----------          ----------             ----------            ----------            ----------          ----------

          415                 174                    188                   335                   240                 118
   ----------          ----------             ----------            ----------            ----------          ----------

   $3,603,569          $1,500,625             $1,639,185            $2,882,972            $2,057,033          $1,022,121
   ==========          ==========             ==========            ==========            ==========          ==========

                        See Notes to Financial Statements

                                      -7-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                   LARGE CAP     MFS EMERGING      MFS MID CAP GROWTH   MFS RESEARCH
                                   PORTFOLIO    GROWTH PORTFOLIO        PORTFOLIO         PORTFOLIO
                                  -----------   ----------------   ------------------   ------------
ASSETS:
   Investments at market value:   $13,448,775      $1,530,929          $7,340,434       $4,692,173

   Receivables:
      Dividends ...............            --              --                  --               --
                                  -----------      ----------          ----------       ----------

         Total Assets .........    13,448,775       1,530,929           7,340,434        4,692,173
                                  -----------      ----------          ----------       ----------

LIABILITIES:
   Payables:
      Insurance charges .......         1,399             159                 765              486
      Administrative fees .....           168              19                  92               59
                                  -----------      ----------          ----------       ----------

         Total Liabilities ....         1,567             178                 857              545
                                  -----------      ----------          ----------       ----------

NET ASSETS: ...................   $13,447,208      $1,530,751          $7,339,577       $4,691,628
                                  ===========      ==========          ==========       ==========

                        See Notes to Financial Statements

                                      -8-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                      SMITH BARNEY
TRAVELERS QUALITY        AIM CAPITAL         MFS TOTAL RETURN  PUTNAM DIVERSIFIED      AGGRESSIVE      SMITH BARNEY LARGE
 BOND PORTFOLIO     APPRECIATION PORTFOLIO      PORTFOLIO      INCOME PORTFOLIO     GROWTH PORTFOLIO   CAP VALUE PORTFOLIO
-----------------   ----------------------   ---------------   ------------------   ----------------   -------------------

   $5,387,595             $9,622,870           $8,369,248          $1,367,129           $9,642,549           $73,286

           --                     --                   --                  --                   --                --
   ----------             ----------           ----------          ----------           ----------           -------

    5,387,595              9,622,870            8,369,248           1,367,129            9,642,549            73,286
   ----------             ----------           ----------          ----------           ----------           -------

          552                  1,001                  861                 140                  729                 8
           66                    120                  103                  17                  121                 1
   ----------             ----------           ----------          ----------           ----------           -------

          618                  1,121                  964                 157                  850                 9
   ----------             ----------           ----------          ----------           ----------           -------

   $5,386,977             $9,621,749           $8,368,284          $1,366,972           $9,641,699           $73,277
   ==========             ==========           ==========          ==========           ==========           =======

                        See Notes to Financial Statements

                                      -9-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                            SMITH BARNEY SMALL
                                                                               CAP GROWTH
                                 SMITH BARNEY MID    COMSTOCK PORTFOLIO -     OPPORTUNITIES           EQUITY-INCOME
                                CAP CORE PORTFOLIO     CLASS II SHARES           PORTFOLIO       PORTFOLIO-INITIAL CLASS
                                ------------------   --------------------   ------------------   -----------------------
ASSETS:
   Investments at market
      value:                          $82,705               $29,235              $4,687,262            $36,918,781

   Receivables:
      Dividends .............              --                    --                       1                     --
                                      -------               -------              ----------            -----------

         Total Assets .......          82,705                29,235               4,687,263             36,918,781
                                      -------               -------              ----------            -----------

LIABILITIES:
   Payables:
      Insurance charges .....               9                     3                     415                  2,791
      Administrative fees ...               1                     1                      58                    459
                                      -------               -------              ----------            -----------

         Total Liabilities ..              10                     4                     473                  3,250
                                      -------               -------              ----------            -----------

NET ASSETS: .................         $82,695               $29,231              $4,686,790            $36,915,531
                                      =======               =======              ==========            ===========

                       See Notes to Financial Statements

                                      -10-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                            CONTRAFUND(R)
GROWTH PORTFOLIO -   HIGH INCOME PORTFOLIO                                               PORTFOLIO - SERVICE
  INITIAL CLASS         - INITIAL CLASS      OVERSEAS PORTFOLIO   CONTRAFUND PORTFOLIO         CLASS 2         INDEX 500 PORTFOLIO
------------------   ---------------------   ------------------   --------------------   -------------------   -------------------

   $38,739,491             $8,792,426            $7,895,999            $35,898,007            $1,383,869           $71,507,202

            --                     --                    --                     --                    --                     8
   -----------             ----------            ----------            -----------            ----------           -----------

    38,739,491              8,792,426             7,895,999             35,898,007             1,383,869            71,507,210
   -----------             ----------            ----------            -----------            ----------           -----------

         3,196                    667                   576                  2,828                   143                 5,632
           484                    108                    97                    444                    17                   891
   -----------             ----------            ----------            -----------            ----------           -----------

         3,680                    775                   673                  3,272                   160                 6,523
   -----------             ----------            ----------            -----------            ----------           -----------

   $38,735,811             $8,791,651            $7,895,326            $35,894,735            $1,383,709           $71,500,687
   ===========             ==========            ==========            ===========            ==========           ===========

                       See Notes to Financial Statements

                                      -11-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                      COMBINED
                                                                    ------------
ASSETS:
   Investments at market value:                                     $583,290,221

   Receivables:
      Dividends .................................................          6,858
                                                                    ------------

         Total Assets ...........................................    583,297,079
                                                                    ------------

LIABILITIES:
   Payables:
      Insurance charges .........................................         48,396
      Administrative fees .......................................          7,246
                                                                    ------------

         Total Liabilities ......................................         55,642
                                                                    ------------

NET ASSETS: .....................................................   $583,241,437
                                                                    ============

                       See Notes to Financial Statements

                                      -12-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        HIGH YIELD   MONEY MARKET   AIM V.I. CAPITAL    AIM V.I. GOVERNMENT
                                                        BOND TRUST     PORTFOLIO    APPRECIATION FUND     SECURITIES FUND
                                                        ----------   ------------   -----------------   ------------------
INVESTMENT INCOME:
   Dividends ........................................     $59,257      $107,597        $        --           $496,573
                                                          -------      --------        -----------           --------

EXPENSES:
   Insurance charges ................................      11,428        38,600            235,490            157,164
   Administrative fees ..............................       1,371         4,632             39,572             23,744
                                                          -------      --------        -----------           --------

      Total expenses ................................      12,799        43,232            275,062            180,908
                                                          -------      --------        -----------           --------

         Net investment income (loss) ...............      46,458        64,365           (275,062)           315,665
                                                          -------      --------        -----------           --------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................          --            --          1,768,096                 --
      Realized gain (loss) on sale of investments ...       1,714            --            (56,838)            92,649
                                                          -------      --------        -----------           --------

         Realized gain (loss) .......................       1,714            --          1,711,258             92,649
                                                          -------      --------        -----------           --------

      Change in unrealized gain (loss)
         on investments .............................      15,648            --         (9,782,357)           359,361
                                                          -------      --------        -----------           --------

   Net increase (decrease) in net assets
      resulting from operations .....................     $63,820      $ 64,365        $(8,346,161)          $767,675
                                                          =======      ========        ===========           ========

                       See Notes to Financial Statements

                                      -13-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                       AIM V.I.
AIM V.I. GROWTH   AIM V.I. GROWTH   INTERNATIONAL                         AIM V.I. BALANCED     GROWTH & INCOME
AND INCOME FUND        FUND          EQUITY FUND    AIM V.I. VALUE FUND          FUND         PORTFOLIO - CLASS B
---------------   ---------------   -------------   -------------------   -----------------   -------------------

  $    10,917       $    20,782      $    46,033        $    61,507              $ 60                $  --
  -----------       -----------      -----------        -----------              ----                -----

      245,533           109,794          153,846            517,996                 7                   19
       38,787            16,819           25,116             78,488                 1                    2
  -----------       -----------      -----------        -----------              ----                -----

      284,320           126,613          178,962            596,484                 8                   21
  -----------       -----------      -----------        -----------              ----                -----

     (273,403)         (105,831)        (132,929)          (534,977)               52                  (21)
  -----------       -----------      -----------        -----------              ----                -----

           --                --          359,971            933,666                --                   --
     (468,312)       (1,889,287)        (992,867)        (1,158,138)               12                   (2)
  -----------       -----------      -----------        -----------              ----                -----

     (468,312)       (1,889,287)        (632,896)          (224,472)               12                   (2)
  -----------       -----------      -----------        -----------              ----                -----

   (7,042,851)       (3,673,067)      (4,353,597)        (7,543,277)               87                  (99)
  -----------       -----------      -----------        -----------              ----                -----

  $(7,784,566)      $(5,668,185)     $(5,119,422)       $(8,302,726)             $151                $(122)
  ===========       ===========      ===========        ===========              ====                =====

                        See Notes to Financial Statements

                                      -14-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                            TEMPLETON
                                                        PREMIER GROWTH    TECHNOLOGY   FRANKLIN SMALL     INTERNATIONAL
                                                          PORTFOLIO -    PORTFOLIO -     CAP FUND -     SECURITIES FUND -
                                                            CLASS B        CLASS B        CLASS 2            CLASS 2
                                                        --------------   -----------   --------------   -----------------
INVESTMENT INCOME:
   Dividends ........................................         $--         $      --       $  10,617        $   184,111
                                                              ---         ---------       ---------        -----------

EXPENSES:
   Insurance charges ................................          --            29,892          34,641             76,889
   Administrative fees ..............................          --             3,587           4,156              9,226
                                                              ---         ---------       ---------        -----------

      Total expenses ................................          --            33,479          38,797             86,115
                                                              ---         ---------       ---------        -----------

         Net investment income (loss) ...............          --           (33,479)        (28,180)            97,996
                                                              ---         ---------       ---------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................          --           202,961              --          1,448,014
      Realized gain (loss) on sale of investments ...          --          (388,211)       (216,756)          (431,707)
                                                              ---         ---------       ---------        -----------

         Realized gain (loss) .......................          --          (185,250)       (216,756)         1,016,307
                                                              ---         ---------       ---------        -----------

      Change in unrealized gain (loss)
         on investments .............................          19          (592,879)       (332,595)        (2,358,491)
                                                              ---         ---------       ---------        -----------

   Net increase (decrease) in net assets
      resulting from operations .....................         $19         $(811,608)      $(577,531)       $(1,244,188)
                                                              ===         =========       =========        ===========

                        See Notes to Financial Statements

                                      -15-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

APPRECIATION   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE                     MFS EMERGING        MFS GLOBAL
  PORTFOLIO      - CLASS II SHARES          PORTFOLIO       MFS BOND SERIES   GROWTH SERIES   GOVERNMENTS SERIES
------------   ----------------------   -----------------   ---------------   -------------   ------------------

 $ 149,796          $    47,560              $   140           $544,613        $         --        $ 74,241
 ---------          -----------              -------           --------        ------------        --------

    80,872               86,728                  820             86,563             360,372          17,389
    13,807               10,407                   98             13,468              58,883           2,970
 ---------          -----------              -------           --------        ------------        --------

    94,679               97,135                  918            100,031             419,255          20,359
 ---------          -----------              -------           --------        ------------        --------

    55,117              (49,575)                (778)           444,582            (419,255)         53,882
 ---------          -----------              -------           --------        ------------        --------

        --                   --                2,074                 --           2,656,352              --
  (144,857)            (187,966)                (557)            36,804          (1,611,530)         (2,613)
 ---------          -----------              -------           --------        ------------        --------

  (144,857)            (187,966)               1,517             36,804           1,044,822          (2,613)
 ---------          -----------              -------           --------        ------------        --------

  (537,016)            (818,727)               4,262            139,755         (20,549,425)         20,556
 ---------          -----------              -------           --------        ------------        --------

 $(626,756)         $(1,056,268)             $ 5,001           $621,141        $(19,923,858)       $ 71,825
 =========          ===========              =======           ========        ============        ========

                        See Notes to Financial Statements

                                      -16-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       MFS MONEY MARKET                         MFS TOTAL RETURN   TOTAL RETURN BOND
                                                           SERIES         MFS RESEARCH SERIES        SERIES            PORTFOLIO
                                                       ----------------   -------------------   ----------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................       $529,591           $      3,769          $   726,731         $ 1,118
                                                           --------           ------------          -----------         -------

EXPENSES:
   Insurance charges ...............................        133,929                235,540              311,571             342
   Administrative fees .............................         22,784                 39,657               49,281              41
                                                           --------           ------------          -----------         -------

      Total expenses ...............................        156,713                275,197              360,852             383
                                                           --------           ------------          -----------         -------

         Net investment income (loss) ..............        372,878               (271,428)             365,879             735
                                                           --------           ------------          -----------         -------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................             --              3,621,438            1,073,030           2,048
      Realized gain (loss) on sale of investments ..             --               (503,756)             212,831             210
                                                           --------           ------------          -----------         -------

         Realized gain (loss) ......................             --              3,117,682            1,285,861           2,258
                                                           --------           ------------          -----------         -------

      Change in unrealized gain (loss)
         on investments ............................             --            (10,117,165)          (2,018,089)         (3,110)
                                                           --------           ------------          -----------         -------

   Net increase (decrease) in net assets
    resulting from operations ......................       $372,878           $ (7,270,911)         $  (366,349)        $  (117)
                                                           ========           ============          ===========         =======

                        See Notes to Financial Statements

                                      -17-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 PUTNAM VT SMALL CAP
VALUE FUND - CLASS IB                                                                              GROWTH AND INCOME
       SHARES           CAPITAL FUND   HIGH YIELD BOND FUND   INVESTORS FUND   TOTAL RETURN FUND       PORTFOLIO
---------------------   ------------   --------------------   --------------   -----------------   -----------------

       $   --            $  94,262           $115,158           $  74,536          $  76,358           $      --
       ------            ---------           --------           ---------          ---------           ---------

           65              180,849             19,071             138,609             51,088              20,160
            7               21,702              2,289              16,633              6,130               2,419
       ------            ---------           --------           ---------          ---------           ---------

           72              202,551             21,360             155,242             57,218              22,579
       ------            ---------           --------           ---------          ---------           ---------

          (72)            (108,289)            93,798             (80,706)            19,140             (22,579)
       ------            ---------           --------           ---------          ---------           ---------

           --              188,718                 --             133,955                 --                  --
           (1)              71,278            (11,241)             90,427             (5,774)            (60,750)
       ------            ---------           --------           ---------          ---------           ---------

           (1)             259,996            (11,241)            224,382             (5,774)            (60,750)
       ------            ---------           --------           ---------          ---------           ---------

        2,233             (145,652)           (30,933)           (796,785)          (122,590)           (146,078)
       ------            ---------           --------           ---------          ---------           ---------

       $2,160            $   6,055           $ 51,624           $(653,109)         $(109,224)          $(229,407)
       ======            =========           ========           =========          =========           =========

                        See Notes to Financial Statements

                                      -18-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       SMITH BARNEY   SELECT SMALL      SMITH BARNEY      SMITH BARNEY PREMIER
                                                        GOVERNMENT        CAP              LARGE           SELECTIONS ALL CAP
                                                        PORTFOLIO       PORTFOLIO    CAP CORE PORTFOLIO     GROWTH PORTFOLIO
                                                       ------------   ------------   ------------------   --------------------
INVESTMENT INCOME:
   Dividends .......................................     $     --       $      --         $      --             $      --
                                                         --------       ---------         ---------             ---------

EXPENSES:
   Insurance charges ...............................       19,263           6,724            40,907                27,276
   Administrative fees .............................        2,311             807             4,909                 3,273
                                                         --------       ---------         ---------             ---------

      Total expenses ...............................       21,574           7,531            45,816                30,549
                                                         --------       ---------         ---------             ---------

         Net investment income (loss) ..............      (21,574)         (7,531)          (45,816)              (30,549)
                                                         --------       ---------         ---------             ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................           --              --                --                    --
      Realized gain (loss) on sale of investments ..       12,568        (485,947)         (128,315)              (25,678)
                                                         --------       ---------         ---------             ---------

         Realized gain (loss) ......................       12,568        (485,947)         (128,315)              (25,678)
                                                         --------       ---------         ---------             ---------

      Change in unrealized gain (loss)
         on investments ............................       69,608         357,265          (436,095)             (341,636)
                                                         --------       ---------         ---------             ---------

   Net increase (decrease) in net assets
      resulting from operations ....................     $ 60,602       $(136,213)        $(610,226)            $(397,863)
                                                         ========       =========         =========             =========

                        See Notes to Financial Statements

                                      -19-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

EQUITY INCOME                           MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH   TRAVELERS QUALITY
  PORTFOLIO     LARGE CAP PORTFOLIO   GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO      BOND PORTFOLIO
-------------   -------------------   ----------------   ------------------   ------------   -----------------

  $ 10,800          $    67,818          $        --        $        --        $     2,208       $175,487
  --------          -----------          -----------        -----------        -----------       --------

    12,159              195,532               22,582            108,804             68,813         61,609
     1,459               23,464                2,709             13,057              8,257          7,393
  --------          -----------          -----------        -----------        -----------       --------

    13,618              218,996               25,291            121,861             77,070         69,002
  --------          -----------          -----------        -----------        -----------       --------

    (2,818)            (151,178)             (25,291)          (121,861)           (74,862)       106,485
  --------          -----------          -----------        -----------        -----------       --------

     2,357               11,101              393,597          1,863,939            347,705             --
      (776)          (1,139,886)            (294,171)          (557,557)          (325,055)        40,024
  --------          -----------          -----------        -----------        -----------       --------

     1,581           (1,128,785)              99,426          1,306,382             22,650         40,024
  --------          -----------          -----------        -----------        -----------       --------

   (75,181)          (2,199,540)          (1,049,920)        (3,906,244)        (1,587,087)        97,176
  --------          -----------          -----------        -----------        -----------       --------

  $(76,418)         $(3,479,503)         $  (975,785)       $(2,721,723)       $(1,639,299)      $243,685
  ========          ===========          ===========        ===========        ===========       ========

                        See Notes to Financial Statements

                                      -20-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                       AIM CAPITAL                                              SMITH BARNEY
                                                       APPRECIATION   MFS TOTAL RETURN   PUTNAM DIVERSIFIED   AGGRESSIVE GROWTH
                                                         PORTFOLIO        PORTFOLIO       INCOME PORTFOLIO        PORTFOLIO
                                                       ------------   ----------------   ------------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................   $        --       $ 255,975            $110,694            $      --
                                                       -----------       ---------            --------            ---------

EXPENSES:
   Insurance charges ...............................       136,511         112,271              17,586               53,845
   Administrative fees .............................        16,381          13,473               2,110                9,087
                                                       -----------       ---------            --------            ---------

      Total expenses ...............................       152,892         125,744              19,696               62,932
                                                       -----------       ---------            --------            ---------

         Net investment income (loss) ..............      (152,892)        130,231              90,998              (62,932)
                                                       -----------       ---------            --------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................     2,922,090         318,546                  --                   --
      Realized gain (loss) on sale of investments ..      (948,149)         38,627             (18,249)            (135,700)
                                                       -----------       ---------            --------            ---------

         Realized gain (loss) ......................     1,973,941         357,173             (18,249)            (135,700)
                                                       -----------       ---------            --------            ---------

      Change in unrealized gain (loss)
         on investments ............................    (5,297,821)       (644,762)            (34,567)             (82,967)
                                                       -----------       ---------            --------            ---------

Net increase (decrease) in net assets
   resulting from operations .......................   $(3,476,772)      $(157,358)           $ 38,182            $(281,599)
                                                       ===========       =========            ========            =========

                        See Notes to Financial Statements

                                      -21-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

 SMITH BARNEY      SMITH BARNEY        COMSTOCK      CITISELECT(R)   CITISELECT(R)    CITISELECT(R)
   LARGE CAP         MID CAP          PORTFOLIO-     VIP FOLIO 200   VIP FOLIO 300   VIP FOLIO 400
VALUE PORTFOLIO   CORE PORTFOLIO   CLASS II SHARES   CONSERVATIVE       BALANCED         GROWTH
---------------   --------------   ---------------   -------------   -------------   --------------

    $   --            $  --            $    --         $ 401,055      $   427,900      $ 179,089
    ------            -----            -------         ---------      -----------      ---------

        79              251                112            17,394           23,400         17,104
        10               30                 14             2,907            4,065          2,916
    ------            -----            -------         ---------      -----------      ---------

        89              281                126            20,301           27,465         20,020
    ------            -----            -------         ---------      -----------      ---------

       (89)            (281)              (126)          380,754          400,435        159,069
    ------            -----            -------         ---------      -----------      ---------

        --               --                 --            11,108          277,497        294,955
        --              (27)              (152)         (662,572)      (1,182,652)      (950,239)
    ------            -----            -------         ---------      -----------      ---------

        --              (27)              (152)         (651,464)        (905,155)      (655,284)
    ------            -----            -------         ---------      -----------      ---------

     1,183               58             (1,239)          145,181           60,180         35,845
    ------            -----            -------         ---------      -----------      ---------

    $1,094            $(250)           $(1,517)        $(125,529)     $  (444,540)     $(460,370)
    ======            =====            =======         =========      ===========      =========

                        See Notes to Financial Statements

                                      -22-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                         SMITH BARNEY SMALL
                                                        CITISELECT(R)        CAP GROWTH         EQUITY-INCOME
                                                          VIP FOLIO         OPPORTUNITIES     PORTFOLIO-INITIAL   GROWTH PORTFOLIO-
                                                       500 GROWTH PLUS        PORTFOLIO             CLASS           INITIAL CLASS
                                                       ---------------   ------------------   -----------------   -----------------
INVESTMENT INCOME:
   Dividends .......................................      $  44,605         $        --          $   734,195        $     39,374
                                                          ---------         -----------          -----------        ------------

EXPENSES:
   Insurance charges ...............................          5,824              45,757              367,699             449,010
   Administrative fees .............................          1,019               6,573               60,674              68,610
                                                          ---------         -----------          -----------        ------------

      Total expenses ...............................          6,843              52,330              428,373             517,620
                                                          ---------         -----------          -----------        ------------

         Net investment income (loss) ..............         37,762             (52,330)             305,822            (478,246)
                                                          ---------         -----------          -----------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................        169,349             476,658            2,062,741           3,701,148
      Realized gain (loss) on sale of investments ..       (686,483)           (125,372)            (538,284)         (2,854,756)
                                                          ---------         -----------          -----------        ------------

         Realized gain (loss) ......................       (517,134)            351,286            1,524,457             846,392
                                                          ---------         -----------          -----------        ------------

      Change in unrealized gain (loss)
         on investments ............................        257,477          (1,109,670)          (4,604,657)        (11,099,854)
                                                          ---------         -----------          -----------        ------------

   Net increase (decrease) in net assets
      resulting from operations ....................      $(221,895)        $  (810,714)         $(2,774,378)       $(10,731,708)
                                                          =========         ===========          ===========        ============

                        See Notes to Financial Statements

                                      -23-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                      CONTRAFUND(R)
HIGH INCOME PORTFOLIO                                               PORTFOLIO-SERVICE
   -INITIAL CLASS       OVERSEAS PORTFOLIO   CONTRAFUND PORTFOLIO        CLASS 2        INDEX 500 PORTFOLIO      COMBINED
---------------------   ------------------   --------------------   -----------------   -------------------   -------------

    $ 1,378,444            $   552,921           $   331,647            $  11,084          $    994,863       $   9,153,486
    -----------            -----------           -----------            ---------          ------------       -------------

         93,123                 84,305               369,977               18,873               757,907           6,469,964
         15,171                 14,298                58,267                2,265               120,342             971,928
    -----------            -----------           -----------            ---------          ------------       -------------

        108,294                 98,603               428,244               21,138               878,249           7,441,892
    -----------            -----------           -----------            ---------          ------------       -------------

      1,270,150                454,318               (96,597)             (10,054)              116,614           1,711,594
    -----------            -----------           -----------            ---------          ------------       -------------

             --                873,971             1,170,520               41,565                    --          27,329,170
     (1,059,478)              (692,968)             (914,784)             (81,575)             (333,451)        (21,676,295)
    -----------            -----------           -----------            ---------          ------------       -------------

     (1,059,478)               181,003               255,736              (40,010)             (333,451)          5,652,875
    -----------            -----------           -----------            ---------          ------------       -------------

     (1,549,431)            (3,156,123)           (6,360,083)            (193,219)          (12,139,190)       (125,268,175)
    -----------            -----------           -----------            ---------          ------------       -------------

    $(1,338,759)           $(2,520,802)          $(6,200,944)           $(243,283)         $(12,356,027)      $(117,903,706)
    ===========            ===========           ===========            =========          ============       =============

                        See Notes to Financial Statements

                                      -24-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                            AIM V.I. CAPITAL
                                                  HIGH YIELD BOND TRUST     MONEY MARKET PORTFOLIO         APPRECIATION FUND
                                                  ---------------------   -------------------------   ---------------------------
                                                     2001        2000         2001          2000          2001            2000
                                                  ---------    --------   -----------    ----------   ------------    -----------
OPERATIONS:
   Net investment income (loss) ...............   $ 46,458     $ 41,529   $    64,365    $   53,339   $   (275,062)   $  (420,353)
   Realized gain (loss) .......................      1,714       (2,589)           --            --      1,711,258      1,839,118
   Change in unrealized gain (loss)
      on investments ..........................     15,648      (43,000)           --            --     (9,782,357)    (6,465,180)
                                                  --------     --------   -----------    ----------   ------------    -----------

      Net increase (decrease) in net assets
         resulting from operations.............     63,820       (4,060)       64,365        53,339     (8,346,161)    (5,046,415)
                                                  --------     --------   -----------    ----------   ------------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..............      1,665      108,978       218,104       707,483        282,834      2,171,668
   Participant transfers from other
      Travelers accounts ......................    377,936      502,469     3,451,904     1,967,270        523,831      4,911,352
   Administrative charges .....................       (397)        (153)       (1,576)         (271)        (6,933)        (5,553)
   Contract surrenders ........................    (66,265)     (20,269)     (426,142)     (264,428)    (2,912,759)    (2,649,978)
   Participant transfers to other
      Travelers accounts ......................   (166,861)     (28,587)   (1,482,019)     (862,981)    (2,609,477)      (708,851)
   Other payments to participants .............     (2,204)          --      (100,039)           --       (502,268)       (40,426)
                                                  --------     --------   -----------    ----------   ------------    -----------

   Net increase (decrease) in net assets
      resulting from unit transactions ........    143,874      562,438     1,660,232     1,547,073     (5,224,772)     3,678,212
                                                  --------     --------   -----------    ----------   ------------    -----------

      Net increase (decrease) in net assets ...    207,694      558,378     1,724,597     1,600,412    (13,570,933)    (1,368,203)

NET ASSETS:
      Beginning of year .......................    785,711      227,333     1,931,813       331,401     35,576,410     36,944,613
                                                  --------     --------   -----------    ----------   ------------    -----------
      End of year .............................   $993,405     $785,711   $ 3,656,410    $1,931,813   $ 22,005,477    $35,576,410
                                                  ========     ========   ===========    ==========   ============    ===========

                        See Notes to Financial Statements

                                      -25-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

AIM V.I. GOVERNMENT SECURITIES   AIM V.I. GROWTH AND INCOME                                     AIM V.I. INTERNATIONAL
             FUND                            FUND                  AIM V.I. GROWTH FUND              EQUITY FUND
------------------------------   ---------------------------    --------------------------    ---------------------------
      2001           2000            2001            2000           2001          2000           2001            2000
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

  $   315,665    $   486,747     $   (273,403)   $  (362,579)   $  (105,831)   $  (217,807)   $  (132,929)   $   (214,719)
       92,649        (22,696)        (468,312)     2,086,533     (1,889,287)       942,711       (632,896)      2,109,257

      359,361        652,996       (7,042,851)    (7,884,104)    (3,673,067)    (5,481,847)    (4,353,597)    (10,112,754)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

      767,675      1,117,047       (7,784,566)    (6,160,150)    (5,668,185)    (4,756,943)    (5,119,422)     (8,218,216)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

      508,121        194,074          144,974      1,679,507         79,017      1,727,561        165,323       2,059,198

    5,578,570      1,052,118          873,584      2,920,030      1,463,893      4,068,433        137,367       4,000,133
       (2,355)        (1,821)          (6,680)        (4,999)        (3,284)        (2,628)        (2,923)         (2,326)
   (1,489,135)      (641,405)      (1,847,272)    (2,129,023)      (806,140)    (1,538,103)    (1,681,489)     (1,669,061)

   (2,085,183)    (1,716,659)      (2,600,618)    (1,530,036)    (3,215,330)      (722,942)    (2,015,349)     (1,208,990)
      (33,049)      (282,816)        (237,392)      (152,540)       (94,690)       (18,139)       (93,378)        (24,464)
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

    2,476,969     (1,396,509)      (3,673,404)       782,939     (2,576,534)     3,514,182     (3,490,449)      3,154,490
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------

    3,244,644       (279,462)     (11,457,970)    (5,377,211)    (8,244,719)    (1,242,761)    (8,609,871)     (5,063,726)

   13,531,812     13,811,274       33,442,320     38,819,531     16,899,885     18,142,646     22,138,809      27,202,535
  -----------    -----------     ------------    -----------    -----------    -----------    -----------    ------------
  $16,776,456    $13,531,812     $ 21,984,350    $33,442,320    $ 8,655,166    $16,899,885    $13,528,938    $ 22,138,809
  ===========    ===========     ============    ===========    ===========    ===========    ===========    ============

                        See Notes to Financial Statements

                                      -26-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                        GROWTH & INCOME PORTFOLIO -
                                                   AIM V.I. VALUE FUND         AIM V.I. BALANCED FUND              CLASS 2
                                               ----------------------------    ----------------------   ---------------------------
                                                   2001            2000             2001      2000             2001      2000
                                               ------------    ------------        ------     ----            ------     ----
OPERATIONS:
   Net investment income (loss) ............   $   (534,977)   $   (640,679)       $   52     $--             $  (21)    $--
   Realized gain (loss) ....................       (224,472)      3,733,068            12      --                 (2)     --
   Change in unrealized gain (loss)
      on investments .......................     (7,543,277)    (14,430,485)           87      --                (99)     --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets
      resulting from operations ............     (8,302,726)    (11,338,096)          151      --               (122)     --
                                               ------------    ------------        ------     ---             ------     ---

UNIT TRANSACTIONS:
   Participant purchase payments ...........        648,629       7,042,026            --      --                 --      --
   Participant transfers from other
      Travelers accounts ...................      2,484,814       7,847,213         3,691      --              7,424      --
   Administrative charges ..................        (16,640)        (11,049)           --      --                 --      --
   Contract surrenders .....................     (3,112,970)     (4,369,970)         (342)     --                 --      --
   Participant transfers to other
      Travelers accounts ...................     (6,652,593)     (2,734,666)           --      --                 --      --
   Other payments to participants ..........       (531,160)       (284,258)           --      --                 --      --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets
      resulting from unit transactions .....     (7,179,920)      7,489,296         3,349      --              7,424      --
                                               ------------    ------------        ------     ---             ------     ---

   Net increase (decrease) in net assets ...    (15,482,646)     (3,848,800)        3,500      --              7,302      --

NET ASSETS:
   Beginning of year .......................     61,542,701      65,391,501            --      --                 --      --
                                               ------------    ------------        ------     ---             ------     ---
   End of year .............................   $ 46,060,055    $ 61,542,701        $3,500     $--             $7,302     $--
                                               ============    ============        ======     ===             ======     ===

                        See Notes to Financial Statements

                                      -27-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

PREMIER GROWTH PORTFOLIO -                                                                        TEMPLETON INTERNATIONAL SECURITIES
        CLASS B              TECHNOLOGY PORTFOLIO - CLASS B   FRANKLIN SMALL CAP FUND - CLASS 2              FUND - CLASS 2
--------------------------   ------------------------------   ---------------------------------   ----------------------------------
        2001    2000              2001           2000                2001           2000                  2001          2000
       ------   ----           ----------    -----------          ----------    -----------           -----------    ----------

       $   --   $--            $  (33,479)   $    12,753          $  (28,180)   $     8,615           $    97,996    $  416,777
           --    --              (185,250)       (11,935)           (216,756)       (11,565)            1,016,307       (40,101)

           19    --              (592,879)    (1,193,792)           (332,595)      (790,220)           (2,358,491)     (478,521)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------

           19    --              (811,608)    (1,192,974)           (577,531)      (793,170)           (1,244,188)     (101,845)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------

           --    --                  (639)     3,153,570              29,355      2,054,756                87,991     3,258,095

        2,090    --               403,497      1,069,620             254,340      3,924,636               465,317     2,686,242
           --    --                (1,598)           (55)             (1,757)          (738)               (3,377)       (1,337)
           --    --              (119,451)       (30,842)           (181,762)      (105,008)             (402,674)     (242,165)

           --    --              (315,047)       (31,352)           (239,868)    (2,674,002)             (670,159)     (362,666)
           --    --               (28,509)       (10,509)            (64,846)            --               (73,354)      (92,540)
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------

        2,090    --               (61,747)     4,150,432            (204,538)     3,199,644              (596,256)    5,245,629
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------

        2,109    --              (873,355)     2,957,458            (782,069)     2,406,474            (1,840,444)    5,143,784

           --    --             2,957,458             --           3,386,847        980,373             7,101,098     1,957,314
       ------   ---            ----------    -----------          ----------    -----------           -----------    ----------
       $2,109   $--            $2,084,103    $ 2,957,458          $2,604,778    $ 3,386,847           $ 5,260,654    $7,101,098
       ======   ===            ==========    ===========          ==========    ===========           ===========    ==========

                        See Notes to Financial Statements

                                      -28-

s

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                       EQUITY INDEX PORTFOLIO -    FUNDAMENTAL VALUE
                                             APPRECIATION PORTFOLIO         CLASS II SHARES            PORTFOLIO
                                             ----------------------   -------------------------    -----------------
                                                2001           2000       2001          2000         2001       2000
                                             -----------       ----   -----------    ----------    --------    -----
OPERATIONS:
   Net investment income (loss) ..........   $    55,117       $--    $   (49,575)   $  (51,459)   $   (778)    $--
   Realized gain (loss) ..................      (144,857)       --       (187,966)        7,752       1,517      --
   Change in unrealized gain (loss)
      on investments .....................      (537,016)       --       (818,727)     (669,434)      4,262      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets
      resulting from operations ..........      (626,756)       --     (1,056,268)     (713,141)      5,001      --
                                             -----------       ---    -----------    ----------    --------     ---

UNIT TRANSACTIONS:
   Participant purchase payments .........       151,489        --         25,014     3,487,473     106,034      --
   Participant transfers from other
      Travelers accounts .................    15,279,349        --      1,106,996     2,780,677     165,959      --
   Administrative charges ................        (2,841)       --         (4,110)       (1,814)        (35)     --
   Contract surrenders ...................    (1,411,421)       --       (395,279)     (215,127)     (1,721)     --
   Participant transfers to other
      Travelers accounts .................      (826,968)       --       (500,514)     (275,130)     (9,054)     --
   Other payments to participants ........      (387,991)       --        (27,279)      (11,738)         --      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets
      resulting from unit transactions ...    12,801,617        --        204,828     5,764,341     261,183      --
                                             -----------       ---    -----------    ----------    --------     ---

   Net increase (decrease) in net assets..    12,174,861        --       (851,440)    5,051,200     266,184      --

NET ASSETS:
   Beginning of year ....................             --        --      7,381,215     2,330,015          --      --
                                             -----------       ---    -----------    ----------    --------     ---
   End of year ..........................    $12,174,861       $--    $ 6,529,775    $7,381,215    $266,184     $--
                                             ===========       ===    ===========    ==========    ========     ===

                        See Notes to Financial Statements

                                      -29-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           MFS GLOBAL GOVERNMENTS
       MFS BOND SERIES      MFS EMERGING GROWTH SERIES             SERIES             MFS MONEY MARKET SERIES
-------------------------   ---------------------------   ------------------------   -------------------------
    2001          2000          2001           2000          2001          2000          2001          2000
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

$   444,582    $  317,431   $   (419,255)  $  3,101,144   $   53,882    $   81,236   $   372,878   $   403,362
     36,804       (20,929)     1,044,822      1,606,971       (2,613)      (18,762)           --            --

    139,755       313,079    (20,549,425)   (20,078,902)      20,556        11,537            --            --
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

    621,141       609,581    (19,923,858)   (15,370,787)      71,825        74,011       372,878       403,362
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

    116,567       195,709        383,309      4,766,005       42,891       202,562       145,761       464,975

  3,616,367       488,039      3,183,747     10,925,972       67,705        65,220    20,858,418     4,842,833
     (1,370)         (821)        (8,766)        (7,087)        (332)         (229)       (1,979)         (691)
   (933,941)     (618,129)    (2,431,727)    (3,386,779)     (97,699)     (188,835)   (3,141,839)     (553,647)

 (1,184,763)     (817,699)    (7,539,591)    (2,898,574)     (87,015)     (322,615)   (9,847,311)   (5,254,767)
   (127,134)      (14,560)      (411,582)       (93,588)     (10,154)       (2,322)     (209,952)           --
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

  1,485,726      (767,461)    (6,824,610)     9,305,949      (84,604)     (246,219)    7,803,098      (501,297)
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------

  2,106,867      (157,880)   (26,748,468)    (6,064,838)     (12,779)     (172,208)    8,175,976       (97,935)

  8,010,315     8,168,195     58,975,071     65,039,909    1,997,767     2,169,975     8,824,857     8,922,792
-----------    ----------   ------------   ------------   ----------    ----------   -----------   -----------
$10,117,182    $8,010,315   $ 32,226,603   $ 58,975,071   $1,984,988    $1,997,767   $17,000,833   $ 8,824,857
===========    ==========   ============   ============   ==========    ==========   ===========   ===========

                        See Notes to Financial Statements

                                      -30-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                         TOTAL RETURN
                                                  MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES     BOND PORTFOLIO
                                              --------------------------   -------------------------   ---------------
                                                 2001           2000           2001          2000        2001     2000
                                              ------------   -----------   -----------   -----------   --------   ----
OPERATIONS:
   Net investment income (loss) ...........   $   (271,428)  $ 2,036,423   $   365,879   $ 1,150,686   $    735    $--
   Realized gain (loss) ...................      3,117,682     1,050,981     1,285,861       412,374      2,258     --
   Change in unrealized gain (loss)
      on investments ......................    (10,117,165)   (5,126,172)   (2,018,089)    2,764,552     (3,110)    --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets
      resulting from operations ...........     (7,270,911)   (2,038,768)     (366,349)    4,327,612       (117)    --
                                              ------------   -----------   -----------   -----------   --------   ----

UNIT TRANSACTIONS:
   Participant purchase payments ..........        209,793     1,221,309       557,338       854,676         --     --
   Participant transfers from other
      Travelers accounts ..................        491,996     1,204,444     5,071,085     1,712,649    124,025     --
   Administrative charges .................         (6,114)       (4,949)       (7,755)       (5,675)        (4)    --
   Contract surrenders ....................     (2,178,413)   (1,881,903)   (3,222,189)   (2,361,200)    (4,484)    --
   Participant transfers to other
      Travelers accounts ..................     (2,320,841)   (1,766,275)   (3,520,488)   (2,828,522)   (11,236)    --
   Other payments to participants .........       (299,511)      (87,034)     (476,925)     (324,671)        --     --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets
      resulting from unit transactions ....     (4,103,090)   (1,314,408)   (1,598,934)   (2,952,743)   108,301     --
                                              ------------   -----------   -----------   -----------   --------   ----

   Net increase (decrease) in net assets ..    (11,374,001)   (3,353,176)   (1,965,283)    1,374,869    108,184     --

NET ASSETS:
   Beginning of year ......................     33,731,246    37,084,422    33,230,196    31,855,327         --     --
                                              ------------   -----------   -----------   -----------   --------   ----
   End of year ............................   $ 22,357,245   $33,731,246   $31,264,913   $33,230,196   $108,184   $ --
                                              ============   ===========   ===========   ===========   ========   ====

                        See Notes to Financial Statements

                                      -31-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

 PUTNAM VT SMALL
CAP VALUE FUND -
 CLASS IB SHARES          CAPITAL FUND           HIGH YIELD BOND FUND          INVESTORS FUND
----------------   -------------------------   -----------------------   -------------------------
  2001      2000       2001          2000         2001         2000          2001         2000
-------    -----   -----------   -----------   ----------   ----------   -----------   -----------

$   (72)    $--    $  (108,289)  $    96,642   $   93,798   $  115,370   $   (80,706)  $   (35,726)
     (1)     --        259,996       775,737      (11,241)      (8,369)      224,382       372,511

  2,233      --       (145,652)      610,498      (30,933)    (121,398)     (796,785)      957,618
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------

  2,160      --          6,055     1,482,877       51,624      (14,397)     (653,109)    1,294,403
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------

     --      --        140,354     4,497,598       16,965      257,372       236,830     2,288,669

 26,802      --      1,432,727     3,816,150      106,080      636,759       749,348     3,087,771
     --      --        (10,430)       (5,187)        (451)        (277)       (6,427)       (4,806)
     --      --       (874,324)     (662,397)    (102,276)     (27,237)     (653,350)     (387,943)

     --      --     (1,025,266)     (672,858)     (55,415)     (72,681)   (1,245,844)     (390,656)
     --      --        (68,788)     (182,710)          --      (61,937)      (38,949)      (20,936)
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------

 26,802      --       (405,727)    6,790,596      (35,097)     731,999      (958,392)    4,572,099
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------

 28,962      --       (399,672)    8,273,473       16,527      717,602    (1,611,501)    5,866,502

     --      --     14,238,098     5,964,625    1,456,252      738,650    11,769,507     5,903,005
-------     ---    -----------   -----------   ----------   ----------   -----------   -----------
$28,962     $--    $13,838,426   $14,238,098   $1,472,779   $1,456,252   $10,158,006   $11,769,507
=======     ===    ===========   ===========   ==========   ==========   ===========   ===========

                        See Notes to Financial Statements

                                      -32-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                           SMITH BARNEY GOVERNMENT
                                                     TOTAL RETURN FUND       GROWTH AND INCOME PORTFOLIO         PORTFOLIO
                                                 -------------------------   ---------------------------   -------------------------
                                                    2001          2000           2001          2000          2001          2000
                                                 -----------   -----------    -----------   -----------    -----------   -----------
OPERATIONS:
   Net investment income (loss) ..............   $   19,140    $   90,968     $  (22,579)   $   (7,973)    $  (21,574)   $   54,149
   Realized gain (loss) ......................       (5,774)      (17,252)       (60,750)       (3,563)        12,568           714
   Change in unrealized gain (loss)
      on investments .........................     (122,590)      163,536       (146,078)     (106,786)        69,608        20,256
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets
         resulting from operations ...........     (109,224)      237,252       (229,407)     (118,322)        60,602        75,119
                                                 ----------    ----------     ----------    ----------     ----------    ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............       61,756       425,676         90,111       713,532         42,430       225,993
   Participant transfers from other
      Travelers accounts .....................      541,511     1,906,974        306,222       941,427        611,447       807,023
   Administrative charges ....................       (2,368)       (1,804)        (1,138)         (519)          (660)         (242)
   Contract surrenders .......................     (398,703)     (338,958)      (136,837)      (95,273)       (49,790)      (12,389)
   Participant transfers to other
      Travelers accounts .....................     (728,391)     (147,576)      (174,290)     (304,119)      (199,516)      (37,973)
   Other payments to participants ............      (81,504)      (18,551)        (9,021)       (4,947)            --            --
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....     (607,699)    1,825,761         75,047     1,250,101        403,911       982,412
                                                 ----------    ----------     ----------    ----------     ----------    ----------

      Net increase (decrease) in net assets ..     (716,923)    2,063,013       (154,360)    1,131,779        464,513     1,057,531

NET ASSETS:
      Beginning of year ......................    4,320,492     2,257,479      1,654,985       523,206      1,174,672       117,141
                                                 ----------    ----------     ----------    ----------     ----------    ----------
      End of year ............................   $3,603,569    $4,320,492     $1,500,625    $1,654,985     $1,639,185    $1,174,672
                                                 ==========    ==========     ==========    ==========     ==========    ==========

                        See Notes to Financial Statements

                                      -33-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                             SMITH BARNEY LARGE CAP CORE   SMITH BARNEY PREMIER SELECTIONS
SELECT SMALL CAP PORTFOLIO           PORTFOLIO                 ALL CAP GROWTH PORTFOLIO      EQUITY INCOME PORTFOLIO
--------------------------   ---------------------------   -------------------------------   -----------------------
    2001          2000           2001          2000              2001          2000              2001         2000
------------   -----------    -----------   -----------       -----------   -----------       -----------   --------

$    (7,531)   $  (16,787)    $  (45,816)   $  (31,865)       $  (30,549)   $  (14,388)       $   (2,818)   $  4,651
   (485,947)       73,776       (128,315)       63,692           (25,678)       32,360             1,581         218

    357,265      (435,921)      (436,095)     (333,248)         (341,636)      137,753           (75,181)     49,995
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

   (136,213)     (378,932)      (610,226)     (301,421)         (397,863)      155,725           (76,418)     54,864
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

      9,255     1,044,186         69,085     2,630,453            85,085     1,281,559            37,018     411,973

     68,631       657,744        243,808     1,158,806           219,206       698,749           206,945     481,764
       (565)         (253)        (2,669)         (761)           (1,032)         (272)             (477)         (8)
     (9,329)      (97,771)      (149,219)     (333,507)         (117,422)     (149,118)          (59,568)     (3,792)

 (1,716,674)      (96,626)      (332,615)     (679,255)         (113,311)      (47,837)          (27,845)     (2,335)
      1,752        (9,810)       (91,693)       (5,641)          (20,948)       (6,437)               --          --
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

 (1,646,930)    1,497,470       (263,303)    2,770,095            51,578     1,776,644           156,073     887,602
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------

 (1,783,143)    1,118,538       (873,529)    2,468,674          (346,285)    1,932,369            79,655     942,466

  1,783,143       664,605      3,756,501     1,287,827         2,403,318       470,949           942,466          --
-----------    ----------     ----------    ----------        ----------    ----------        ----------    --------
$        --    $1,783,143     $2,882,972    $3,756,501        $2,057,033    $2,403,318        $1,022,121    $942,466
===========    ==========     ==========    ==========        ==========    ==========        ==========    ========

                        See Notes to Financial Statements

                                      -34-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 LARGE CAP PORTFOLIO     MFS EMERGING GROWTH PORTFOLIO  MFS MID CAP GROWTH PORTFOLIO
                                               ------------------------  -----------------------------  ----------------------------
                                                   2001         2000          2001          2000            2001          2000
                                               -----------  -----------    -----------   ----------     -----------   -----------
OPERATIONS:
   Net investment income (loss) .............  $  (151,178) $   (19,483)   $   (25,291)  $   28,102     $  (121,861)  $   453,426
   Realized gain (loss) .....................   (1,128,785)   1,001,782         99,426      (22,279)      1,306,382       103,339
   Change in unrealized gain (loss)
      on investments ........................   (2,199,540)  (4,249,008)    (1,049,920)    (497,939)     (3,906,244)     (707,976)
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..........   (3,479,503)  (3,266,709)      (975,785)    (492,116)     (2,721,723)     (151,211)
                                               -----------  -----------    -----------   ----------     -----------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ............      135,254    6,413,882         48,390    2,346,946         162,416     5,314,915
   Participant transfers from other
      Travelers accounts ....................    1,211,575    7,074,178        283,068      709,752         831,040     3,425,188
   Administrative charges ...................      (13,075)      (7,951)        (1,372)        (130)         (6,582)       (2,294)
   Contract surrenders ......................     (936,848)    (613,033)       (63,651)     (30,142)       (408,195)     (254,036)
   Participant transfers to other
      Travelers accounts ....................   (1,914,462)    (821,405)      (255,276)     (21,700)       (773,941)     (464,473)
   Other payments to participants ...........     (239,036)    (109,948)        (6,986)     (10,247)        (22,858)      (10,728)
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ...   (1,756,592)  11,935,723          4,173    2,994,479        (218,120)    8,008,572
                                               -----------  -----------    -----------   ----------     -----------   -----------

      Net increase (decrease) in net assets .   (5,236,095)   8,669,014       (971,612)   2,502,363      (2,939,843)    7,857,361

NET ASSETS:
      Beginning of year .....................   18,683,303   10,014,289      2,502,363           --      10,279,420     2,422,059
                                               -----------  -----------    -----------   ----------     -----------   -----------
      End of year ...........................  $13,447,208  $18,683,303    $ 1,530,751   $2,502,363     $ 7,339,577   $10,279,420
                                               ===========  ============   ===========   ==========     ===========   ===========

                        See Notes to Financial Statements

                                      -35-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                AIM CAPITAL APPRECIATION
  MFS RESEARCH PORTFOLIO     TRAVELERS QUALITY BOND PORTFOLIO           PORTFOLIO           MFS TOTAL RETURN PORTFOLIO
-------------------------    --------------------------------  --------------------------   --------------------------
   2001           2000             2001          2000              2001           2000         2001           2000
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

$   (74,862)   $   18,791       $  106,485    $  120,379       $  (152,892)   $   131,832   $  130,231     $  333,637
     22,650        45,997           40,024         7,122         1,973,941        185,660      357,173         (8,897)

 (1,587,087)     (675,666)          97,176        65,023        (5,297,821)    (2,803,794)    (644,762)       800,131
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

 (1,639,299)     (610,878)         243,685       192,524        (3,476,772)    (2,486,302)    (157,358)     1,124,871
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

     43,339     1,648,929          142,851       470,429           119,740      7,603,814      129,513      1,254,889

    448,568     2,564,008        1,668,543     2,038,543         1,363,919      5,185,215    1,309,739      3,280,499
     (3,739)       (3,073)          (2,080)       (1,117)           (8,296)        (3,776)      (4,821)        (3,075)
   (298,637)     (267,905)        (299,168)     (155,922)         (575,363)      (910,567)    (636,851)      (271,329)

   (619,777)     (265,222)        (474,124)     (310,401)       (1,308,320)      (427,072)   1,137,467)      (271,195)
    (98,845)           --               --       (18,071)          (99,113)      (155,571)    (169,280)      (178,795)
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

   (529,091)    3,676,737        1,036,022     2,023,461          (507,433)    11,292,043     (509,167)     3,810,994
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------

 (2,168,390)    3,065,859        1,279,707     2,215,985        (3,984,205)     8,805,741     (666,525)     4,935,865

  6,860,018     3,794,159        4,107,270     1,891,285        13,605,954      4,800,213    9,034,809      4,098,944
-----------    ----------       ----------    ----------       -----------    -----------   ----------     ----------
$ 4,691,628    $6,860,018       $5,386,977    $4,107,270       $ 9,621,749    $13,605,954   $8,368,284     $9,034,809
===========    ==========       ==========    ==========       ===========    ===========   ==========     ==========

                        See Notes to Financial Statements

                                      -36-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                 PUTNAM DIVERSIFIED INCOME   SMITH BARNEY AGGRESSIVE   SMITH BARNEY LARGE
                                                         PORTFOLIO              GROWTH PORTFOLIO       CAP VALUE PORTFOLIO
                                                 -------------------------   -----------------------   -------------------
                                                     2001         2000             2001       2000         2001     2000
                                                  ----------   ----------       -----------   ----        -------   ----
OPERATIONS:
   Net investment income (loss) ..............    $   90,998   $   93,257       $   (62,932)   $--        $   (89)   $--
   Realized gain (loss) ......................       (18,249)      (5,548)         (135,700)    --             --     --
   Change in unrealized gain (loss)
      on investments .........................       (34,567)    (107,313)          (82,967)    --          1,183     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets
         resulting from operations ...........        38,182      (19,604)         (281,599)    --          1,094     --
                                                  ----------   ----------       -----------    ---        -------    ---

UNIT TRANSACTIONS:
   Participant purchase payments .............         3,989      177,697           389,153     --             --     --
   Participant transfers from other
      Travelers accounts .....................       132,910      563,322        10,615,779     --         72,183     --
   Administrative charges ....................          (688)        (457)           (1,933)    --             --     --
   Contract surrenders .......................       (67,529)     (20,085)         (731,622)    --             --     --
   Participant transfers to other
      Travelers accounts .....................       (48,669)    (279,360)         (309,071)    --             --     --
   Other payments to participants ............       (83,376)     (13,387)          (39,008)    --             --     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets
         resulting from unit transactions ....       (63,363)     427,730         9,923,298     --         72,183     --
                                                  ----------   ----------       -----------    ---        -------    ---

      Net increase (decrease) in net assets ..       (25,181)     408,126         9,641,699     --         73,277     --

NET ASSETS:
   Beginning of year .........................     1,392,153      984,027                --     --             --     --
                                                  ----------   ----------       -----------    ---        -------    ---
   End of year ...............................    $1,366,972   $1,392,153       $ 9,641,699    $--        $73,277    $--
                                                  ==========   ==========       ===========    ===        =======    ===

                        See Notes to Financial Statements

                                      -37-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY MID CAP   COMSTOCK PORTFOLIO -      CITISELECT(R) VIP           CITISELECT(R) VIP
   CORE PORTFOLIO        CLASS II SHARES      FOLIO 200 CONSERVATIVE        FOLIO 300 BALANCED
--------------------   ------------------   -------------------------   -------------------------
    2001     2000          2001    2000        2001          2000          2001           2000
   -------   ----        -------   ----     -----------   -----------   -----------   -----------

   $  (281)   $--        $  (126)   $--     $   380,754   $   259,528   $   400,435   $   632,955
       (27)    --           (152)    --        (651,464)      (10,330)     (905,155)       25,906

        58     --         (1,239)    --         145,181      (133,303)       60,180      (493,243)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------

      (250)    --         (1,517)    --        (125,529)      115,895      (444,540)      165,618
   -------    ---        -------    ---     -----------   -----------   -----------   -----------

     8,839     --         18,000     --          27,413       208,679        24,672       151,703

    74,119     --         14,183     --         121,004       275,735        10,255       143,436
       (13)    --             (4)    --            (510)       (1,142)         (787)       (2,255)
        --     --             --     --         (60,424)     (821,541)     (367,819)   (1,053,061)

        --     --         (1,431)    --      (6,503,023)   (1,228,386)   (8,858,172)   (2,500,221)
        --     --             --     --         (87,241)     (229,878)      (38,624)     (151,108)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------

    82,945     --         30,748     --      (6,502,781)   (1,796,533)   (9,230,475)   (3,411,506)
   -------    ---        -------    ---     -----------   -----------   -----------   -----------

    82,695     --         29,231     --      (6,628,310)   (1,680,638)   (9,675,015)   (3,245,888)

        --     --             --     --       6,628,310     8,308,948     9,675,015    12,920,903
   -------    ---        -------    ---     -----------   -----------   -----------   -----------
   $82,695    $--        $29,231    $--     $        --   $ 6,628,310   $        --   $ 9,675,015
   =======    ===        =======    ===     ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -38-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                            SMITH BARNEY
                                                    CITISELECT (R) VIP         CITISELECT (R) VIP         SMALL CAP GROWTH
                                                     FOLIO 400 GROWTH        FOLIO 500 GROWTH PLUS      OPPORTUNITIES PORTFOLIO
                                                 ------------------------   ------------------------   ------------------------
                                                    2001          2000          2001         2000          2001         2000
                                                 -----------   ----------   -----------   ----------   -----------   ----------
OPERATIONS:
   Net investment income (loss) ..............   $   159,069   $  293,714   $    37,762   $  148,864   $   (52,330)  $  299,523
   Realized gain (loss) ......................      (655,284)      10,866      (517,134)     (59,731)      351,286      102,072
   Change in unrealized gain (loss)
      on investments .........................        35,845     (261,553)      257,477     (113,434)   (1,109,670)    (202,299)
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets
         resulting from operations ...........      (460,370)      43,027      (221,895)     (24,301)     (810,714)     199,296
                                                 -----------   ----------   -----------   ----------   -----------   ----------

UNIT TRANSACTIONS:
   Participant purchase payments .............        73,358      265,925         2,729       50,644        13,899      417,792
   Participant transfers from other
      Travelers accounts .....................        51,135      146,776        12,108       77,914     1,969,660    1,090,595
   Administrative charges ....................          (767)      (1,571)         (324)        (791)       (1,338)        (591)
   Contract surrenders .......................      (162,555)    (310,765)      (36,163)    (194,599)     (385,588)    (199,052)
   Participant transfers to other
      Travelers accounts .....................    (6,311,061)    (956,950)   (2,185,925)    (365,186)     (377,293)    (309,481)
   Other payments to participants ............        (6,974)     (18,930)      (18,025)          --          (895)          --
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets
         resulting from unit transactions ....    (6,356,864)    (875,515)   (2,225,600)    (432,018)    1,218,445      999,263
                                                 -----------   ----------   -----------   ----------   -----------   ----------

      Net increase (decrease) in net assets ..    (6,817,234)    (832,488)   (2,447,495)    (456,319)      407,731    1,198,559

NET ASSETS:
   Beginning of year .........................     6,817,234    7,649,722     2,447,495    2,903,814     4,279,059    3,080,500
                                                 -----------   ----------   -----------   ----------   -----------   ----------
   End of year ...............................   $        --   $6,817,234   $        --   $2,447,495   $ 4,686,790   $4,279,059
                                                 ===========   ==========   ===========   ==========   ===========   ==========

                        See Notes to Financial Statements

                                      -39-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

EQUITY-INCOME PORTFOLIO -              GROWTH              HIGH INCOME PORTFOLIO -
     INITIAL CLASS           PORTFOLIO - INITIAL CLASS          INITIAL CLASS            OVERSEAS PORTFOLIO
-------------------------   ---------------------------   -------------------------   -------------------------
    2001         2000           2001           2000          2001          2000          2001          2000
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

$   305,822   $ 3,329,840   $   (478,246)  $  6,400,504   $ 1,270,150   $   983,740   $   454,318   $ 1,367,002
  1,524,457       100,276        846,392      1,167,431    (1,059,478)     (893,712)      181,003       161,260

 (4,604,657)     (516,072)   (11,099,854)   (15,625,336)   (1,549,431)   (3,743,081)   (3,156,123)   (4,577,960)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

 (2,774,378)    2,914,044    (10,731,708)    (8,057,401)   (1,338,759)   (3,653,053)   (2,520,802)   (3,049,698)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

    416,451     1,100,233        486,061      2,939,958       213,445       417,356        40,579       600,125

  2,240,736     1,709,319      2,967,145      7,895,514       285,522       847,873       154,263       978,978
    (10,655)       (7,958)       (13,325)        (9,457)       (2,058)       (1,819)       (1,788)       (1,409)
 (3,883,978)   (3,004,129)    (4,675,129)    (5,034,318)     (751,486)   (1,374,207)     (557,653)   (1,052,807)

 (3,568,655)   (5,592,220)    (6,451,761)    (2,879,116)     (877,268)   (2,563,289)   (1,158,309)     (554,452)
   (409,608)     (500,295)      (891,922)      (147,013)      (81,572)      (86,215)     (101,076)      (72,610)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

 (5,215,709)   (6,295,050)    (8,578,931)     2,765,568    (1,213,417)   (2,760,301)   (1,623,984)     (102,175)
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------

 (7,990,087)   (3,381,006)   (19,310,639)    (5,291,833)   (2,552,176)   (6,413,354)   (4,144,786)   (3,151,873)

 44,905,618    48,286,624     58,046,450     63,338,283    11,343,827    17,757,181    12,040,112    15,191,985
-----------   -----------   ------------   ------------   -----------   -----------   -----------   -----------
$36,915,531   $44,905,618   $ 38,735,811   $ 58,046,450   $ 8,791,651   $11,343,827   $ 7,895,326   $12,040,112
===========   ===========   ============   ============   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -40-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                             CONTRAFUND(R) PORTFOLIO -
                                                   CONTRAFUND PORTFOLIO           SERVICE CLASS 2           INDEX 500 PORTFOLIO
                                               ----------------------------  ------------------------  ---------------------------
                                                   2001            2000         2001          2000         2001           2000
                                               ------------    ------------  ----------    ----------  ------------   ------------
OPERATIONS:
   Net investment income (loss) .............  $    (96,597)   $  6,006,767  $  (10,054)   $   (8,928) $    116,614   $    463,492
   Realized gain (loss) .....................       255,736         741,922     (40,010)       (2,343)     (333,451)     2,456,482
   Change in unrealized gain (loss)
      on investments ........................    (6,360,083)    (10,675,175)   (193,219)      (82,707)  (12,139,190)   (13,747,588)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations ..........    (6,200,944)     (3,926,486)   (243,283)      (93,978)  (12,356,027)   (10,827,614)
                                               ------------    ------------  ----------    ----------  ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ............       306,297       2,151,317      19,893     1,421,308       898,552      3,804,953
   Participant transfers from other
      Travelers accounts ....................       838,416       3,484,119     281,469       385,542     2,747,970      6,459,311
   Administrative charges ...................       (10,771)         (7,839)     (1,005)          (40)      (20,938)       (15,359)
   Contract surrenders ......................    (1,900,391)     (2,492,026)    (87,879)      (23,307)   (6,305,915)    (5,580,127)
   Participant transfers to other
      Travelers accounts ....................    (3,617,942)     (2,989,240)   (218,648)      (24,971)   (6,863,154)    (5,172,919)
   Other payments to participants ...........      (278,085)       (126,531)    (31,392)           --      (745,784)      (823,159)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ...    (4,662,476)         19,800     (37,562)    1,758,532   (10,289,269)    (1,327,300)
                                               ------------    ------------  ----------    ----------  ------------   ------------

      Net increase (decrease) in net assets .   (10,863,420)     (3,906,686)   (280,845)    1,664,554   (22,645,296)   (12,154,914)

NET ASSETS:
   Beginning of year ........................    46,758,155      50,664,841   1,664,554            --     94,145,983    106,300,897
                                               ------------    ------------  ----------    ----------   ------------   ------------
   End of year ..............................  $ 35,894,735    $ 46,758,155  $1,383,709    $1,664,554   $ 71,500,687   $ 94,145,983
                                               ============    ============  ==========    ==========   ============   ============

                       See Notes to Financial Statements

                                      -41-

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

           COMBINED
------------------------------
    2001             2000
-------------    -------------

$   1,711,594    $  27,794,429
    5,652,875       20,057,287

 (125,268,175)    (126,418,237)
-------------    -------------

 (117,903,706)     (78,566,521)
-------------    -------------

    8,417,292       87,888,130

  100,211,941      119,498,334
     (213,912)        (138,429)
  (52,608,776)     (48,637,215)

 (107,353,201)     (57,194,489)
   (7,470,268)      (4,403,060)
-------------    -------------

  (59,016,924)      97,013,271
-------------    -------------

 (176,920,630)      18,446,750

  760,162,067      741,715,317
-------------    -------------
$ 583,241,437    $ 760,162,067
=============    =============

                       See Notes to Financial Statements

                                      -42-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     First Citicorp Life Variable Annuity Separate Account ("Separate Account
     FCLIC") is a separate account of First Citicorp Life Insurance Company
     ("the Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the company.
     Separate Account FCLIC is registered under the Investment Company Act of
     1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, investments comprising
     Separate Account FCLIC were:

         High Yield Bond Trust, Massachusetts business trust, affiliate of The Travelers
         Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
         AIM Variable Insurance Funds, Inc., Delaware business trust
            AIM V.I. Capital Appreciation Fund
            AIM V.I. Government Securities Fund
            AIM V.I. Growth and Income Fund
            AIM V.I. Growth Fund
            AIM V.I. International Equity Fund
            AIM V.I. Value Fund
            AIM V.I. Balanced Fund
         Alliance Variable Product Series Fund, Inc., Maryland business trust
            Growth & Income Portfolio - Class B
            Premier Growth Portfolio - Class B
            Technology Portfolio - Class B
         Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
            Franklin Small Cap Fund - Class 2
            Templeton International Securities Fund - Class 2
         Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
            Appreciation Portfolio
            Equity Index Portfolio - Class II Shares
            Fundamental Value Portfolio (formerly Total Return Portfolio)
         MFS Variable Insurance Trust, Massachusetts business trust
            MFS Bond Series
            MFS Emerging Growth Series
            MFS Global Governments Series
            MFS Money Market Series
            MFS Research Series
            MFS Total Return Series
         PIMCO Variable Insurance Trust, Massachusetts business trust
            Total Return Bond Portfolio
         Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Growth Fund - Class IB Shares *
            Putnam VT Small Cap Value Fund - Class IB Shares
            Putnam VT Voyager II Fund - Class IB Shares *
         Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
            Capital Fund
            High Yield Bond Fund
            Investors Fund
            Total Return Fund

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       Smith Barney Investment Series, Massachusetts business trust, affiliate of The Travelers (formerly Concert Investment Series)
          Growth and Income Portfolio (formerly Select Growth and Income Portfolio)
          Smith Barney Government Portfolio
          Smith Barney Large Cap Core Portfolio (formerly Select Growth Portfolio)
          Smith Barney Premier Selections All Cap Growth Portfolio (formerly Select Mid Cap Portfolio)
       The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
          Equity Income Portfolio
          Large Cap Portfolio
          MFS Emerging Growth Portfolio
          MFS Mid Cap Growth Portfolio
          MFS Research Portfolio
          Travelers Quality Bond Portfolio
       Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
          AIM Capital Appreciation Portfolio
          MFS Total Return Portfolio
          Putnam Diversified Income Portfolio
          Smith Barney Aggressive Growth Portfolio
          Smith Barney International All Cap Growth Portfolio *
          Smith Barney Large Cap Value Portfolio
          Smith Barney Large Capitalization Growth Portfolio *
          Smith Barney Mid Cap Core Portfolio
       Van Kampen Life Investment Trust, Delaware business trust
          Comstock Portfolio - Class II Shares
          Emerging Growth Portfolio - Class II Shares *
       Variable Annuity Portfolios, Massachusetts business trust
          Smith Barney Small Cap Growth Opportunities Portfolio (formerly CitiFunds Small Cap Growth VIP Portfolio)
       Variable Insurance Products Fund, Massachusetts business trust
          Equity-Income Portfolio - Initial Class
          Growth Portfolio - Initial Class
          High Income Portfolio - Initial Class
          Overseas Portfolio
       Variable Insurance Products Fund II, Massachusetts business trust
          Contrafund Portfolio
          Contrafund(R) Portfolio - Service Class 2
          Index 500 Portfolio
       Variable Insurance Products Fund III, Massachusetts business trust
          Fidelity VIP Dynamic Capital Appreciation Portfolio - Service Class 2 *

          * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 200
     Conservative of Variable Annuity Portfolios were combined into Appreciation
     Portfolio of Greenwich Street Series Fund. At the effective date, Separate
     Account FCLIC held 647,283 shares of CitiSelect(R) VIP Folio 200
     Conservative having a market value of $6,118,304, which were exchanged for
     269,648 shares of Appreciation Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 300
     Balanced of Variable Annuity Portfolios were combined into Appreciation
     Portfolio of Greenwich Street Series Fund. At the effective date, Separate
     Account FCLIC held 867,505 shares of CitiSelect(R) VIP Folio 300 Balanced having a market value of $8,109,908, which were exchanged for 357,422 shares of Appreciation Portfolio equal in value.

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 400 Growth of Variable Annuity Portfolios were combined into Smith Barney Aggressive
     Growth Portfolio of Travelers Series Fund Inc. At the effective date,
     Separate Account FCLIC held 631,753 shares CitiSelect(R) VIP Folio 400
     Growth having a market value of $5,825,970, which were exchanged for
     424,015 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 20, 2001, the assets of CitiSelect(R) VIP Folio 500 Growth
     Plus of Variable Annuity Portfolios were combined into Smith Barney
     Aggressive Growth Portfolio of Travelers Series Fund Inc. At the effective date, Separate Account FCLIC held 276,853 shares CitiSelect(R) VIP Folio
     500 Growth Plus having a market value of $2,043,658, which were exchanged for 148,738 shares of Smith Barney Aggressive Growth Portfolio equal in value.

     Effective April 27, 2001, the assets of Select Small Cap Portfolio of
     Concert Investment Series (currently Smith Barney Investment Series) were combined into Smith Barney Small Cap Growth Opportunities Portfolio of
     Variable Annuity Portfolios. At the effective date, Separate Account FCLIC held 185,028 shares of Select Small Cap Portfolio having a market value of
     $1,682,847, which were exchanged for 169,642 shares of Smith Barney Small
     Cap Growth Opportunities Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of the company and are not taxed separately.
     Separate Account FCLIC is taxed as a life insurance company under the
     Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of
     Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account FCLIC adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment
     Companies. It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $125,960,855 and $156,208,581, respectively, for the year ended
     December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $676,258,350 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $3,583,452. Gross unrealized depreciation for all investments at December 31, 2001 was $96,551,581.

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by the company. Each business day, the company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For the CitiVariable Annuity contracts issued on or after February 1, 1999, this charge equals, on an annual basis, 1.25% of the amount held in each funding option (Price I in note 4). For the
     CitiVariable Annuity Contracts issued prior to February 1, 1999, this charge equals, on an annual basis, 0.84% of the amount held in each funding option (Price II in note 4). For the CitiElite annuity product this charge equals, on an annual basis 1.25% of the amount held in each funding options
     (Price III in note 4).

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For CitiVariable Annuity contracts in the accumulation phase with a contract value less than $25,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges. For CitiElite Annuity contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to the Company to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, for the CitiVariable Annuity product, the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within five years of its payment date. For the CitiElite Annuity product the Company generally assesses a contingent deferred sales charge of up to 7% if a participant's purchase payment is surrendered within seven years of its payment date.
     Contract surrender payments include $1,310,362 and $1,216,812 of contingent deferred sales charges for the year ended December 31, 2001 and 2000, respectively.

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY

                                                                      DECEMBER 31, 2001
                                                             ------------------------------------

                                                             ACCUMULATION    UNIT    ACCUMULATION
                                                                UNITS       VALUE     NET ASSETS
                                                             ------------   ------   ------------
High Yield Bond Trust
      Price III ..........................................       933,278    $1.064   $   993,405

Money Market Portfolio
      Price III ..........................................     3,340,414     1.094     3,656,410

AIM Variable Insurance Funds, Inc
   AIM V.I. Capital Appreciation Fund
      Price I ............................................     1,598,144     1.855     2,964,727
      Price II ...........................................    10,075,514     1.890    19,040,750
   AIM V.I. Government Securities Fund
      Price I ............................................     4,761,618     1.253     5,965,717
      Price II ...........................................     8,526,514     1.268    10,810,739
   AIM V.I. Growth and Income Fund
      Price I ............................................     4,600,690     1.261     5,800,460
      Price II ...........................................    12,600,655     1.284    16,183,890
   AIM V.I. Growth Fund
      Price I ............................................     2,884,468     1.087     3,136,403
      Price II ...........................................     4,982,273     1.108     5,518,763
   AIM V.I. International Equity Fund
      Price I ............................................     2,572,758     0.995     2,559,030
      Price II ...........................................    10,826,265     1.013    10,969,908
   AIM V.I. Value Fund
      Price I ............................................     9,561,278     1.438    13,747,108
      Price II ...........................................    19,569,313     1.465    28,662,449
      Price III ..........................................     5,229,207     0.698     3,650,498
   AIM V.I. Balanced Fund
      Price I ............................................            --     0.920            --
      Price II ...........................................            --     0.922            --
      Price III ..........................................         3,806     0.920         3,500

Alliance Variable Product Series Fund, Inc.
   Growth & Income Portfolio - Class B
      Price I ............................................            --     0.934            --
      Price II ...........................................            --     0.937            --
      Price III ..........................................         7,817     0.934         7,302
   Premier Growth Portfolio - Class B
      Price I ............................................            --     0.869            --
      Price II ...........................................            --     0.872            --
      Price III ..........................................         2,426     0.869         2,109
   Technology Portfolio - Class B
      Price III ..........................................     4,367,933     0.477     2,084,103

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2
      Price III ..........................................     2,355,369     1.105     2,604,778
   Templeton International Securities Fund - Class 2
      Price III ..........................................     5,705,290     0.921     5,260,654

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                             ------------------------------------

                                                             ACCUMULATION    UNIT    ACCUMULATION
                                                                UNITS       VALUE     NET ASSETS
                                                             ------------   ------   ------------
Greenwich Street Series Fund
   Appreciation Portfolio
      Price I ............................................       575,115    $0.993   $   571,362
      Price II ...........................................    11,031,329     0.997    10,995,505
      Price III ..........................................       611,988     0.993       607,994
   Equity Index Portfolio - Class II Shares ..............     2,369,636     2.756     6,529,775
   Fundamental Value Portfolio
      Price I ............................................            --     0.927            --
      Price II ...........................................            --     0.930            --
      Price III ..........................................       287,160     0.927       266,184

MFS Variable Insurance Trust
   MFS Bond Series
      Price I ............................................     2,141,421     1.277     2,734,795
      Price II ...........................................     5,712,058     1.292     7,382,387
   MFS Emerging Growth Series
      Price I ............................................     4,313,656     1.394     6,010,791
      Price II ...........................................    18,468,413     1.420    26,215,812
   MFS Global Governments Series
      Price I ............................................       138,516     1.202       166,511
      Price II ...........................................     1,494,819     1.217     1,818,477
   MFS Money Market Series
      Price I ............................................     1,654,997     1.253     2,072,984
      Price II ...........................................    11,776,845     1.268    14,927,849
   MFS Research Series
      Price I ............................................     2,315,774     1.245     2,883,592
      Price II ...........................................    15,352,030     1.269    19,473,653
   MFS Total Return Series
      Price I ............................................     5,524,636     1.488     8,218,459
      Price II ...........................................    15,308,655     1.506    23,046,454

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price I ............................................            --     1.055            --
      Price II ...........................................            --     1.058            --
      Price III ..........................................       102,543     1.055       108,184

Putnam Variable Trust
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price I ............................................            --     1.101            --
      Price II ...........................................            --     1.104            --
      Price III ..........................................        26,300     1.101        28,962

Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Price III ..........................................    10,639,024     1.301    13,838,426
   High Yield Bond Fund
      Price III ..........................................     1,403,991     1.049     1,472,779
   Investors Fund
      Price III ..........................................     9,331,074     1.089    10,158,006
   Total Return Fund
      Price III ..........................................     3,546,592     1.016     3,603,569

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                        DECEMBER 31, 2001
                                                                 ------------------------------------

                                                                 ACCUMULATION    UNIT    ACCUMULATION
                                                                    UNITS       VALUE     NET ASSETS
                                                                 ------------   ------   ------------
Smith Barney Investment Series
   Growth and Income Portfolio
      Price III ..............................................     1,719,869    $0.873   $ 1,500,625
   Smith Barney Government Portfolio
      Price III ..............................................     1,413,098     1.160     1,639,185
   Select Small Cap Portfolio
      Price III ..............................................            --     0.940            --
   Smith Barney Large Cap Core Portfolio
      Price III ..............................................     3,095,027     0.932     2,882,972
   Smith Barney Premier Selections All Cap Growth Portfolio
      Price III ..............................................     1,757,255     1.171     2,057,033

The Travelers Series Trust
   Equity Income Portfolio
      Price III ..............................................     1,019,162     1.003     1,022,121
   Large Cap Portfolio
      Price III ..............................................    15,963,286     0.842    13,447,208
   MFS Emerging Growth Portfolio
      Price III ..............................................     3,004,546     0.510     1,530,751
   MFS Mid Cap Growth Portfolio
      Price III ..............................................     5,758,373     1.275     7,339,577
   MFS Research Portfolio
      Price III ..............................................     5,463,759     0.859     4,691,628
   Travelers Quality Bond Portfolio
      Price III ..............................................     4,803,284     1.122     5,386,977

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price III ..............................................    10,399,298     0.926     9,621,749
   MFS Total Return Portfolio
      Price III ..............................................     7,478,381     1.119     8,368,284
   Putnam Diversified Income Portfolio
      Price III ..............................................     1,343,207     1.018     1,366,972
   Smith Barney Aggressive Growth Portfolio
      Price I ................................................       842,380     1.042       878,080
      Price II ...............................................     7,786,997     1.046     8,143,835
      Price III ..............................................       594,585     1.042       619,784
   Smith Barney Large Cap Value Portfolio
      Price I ................................................            --     0.917            --
      Price II ...............................................            --     0.920            --
      Price III ..............................................        79,903     0.917        73,277
   Smith Barney Mid Cap Core Portfolio
      Price I ................................................            --     0.945            --
      Price II ...............................................            --     0.947            --
      Price III ..............................................        87,535     0.945        82,695

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares
      Price I ................................................            --     0.922            --
      Price II ...............................................            --     0.924            --
      Price III ..............................................        31,711     0.922        29,231

                                      -49-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                              ------------------------------------

                                                              ACCUMULATION    UNIT    ACCUMULATION
                                                                 UNITS       VALUE     NET ASSETS
                                                              ------------   ------   ------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
      Price I .............................................       315,959    $1.262   $    398,663
      Price II ............................................     1,648,456     1.285      2,118,872
      Price III ...........................................     1,687,182     1.286      2,169,255

Variable Insurance Products Fund
   Equity-Income Portfolio - Initial Class
      Price I .............................................     4,691,585     1.402      6,578,118
      Price II ............................................    21,239,840     1.428     30,337,413
   Growth Portfolio - Initial Class
      Price I .............................................     6,005,348     2.386     14,327,740
      Price II ............................................    10,042,682     2.430     24,408,071
   High Income Portfolio - Initial Class
      Price I .............................................     2,338,866     0.764      1,787,673
      Price II ............................................     9,054,785     0.774      7,003,978
   Overseas Portfolio
      Price I .............................................       850,273     1.050        892,754
      Price II ............................................     6,546,985     1.070      7,002,572

Variable Insurance Products Fund II
   Contrafund Portfolio
      Price I .............................................     6,668,428     1.508     10,058,336
      Price II ............................................    16,814,509     1.536     25,836,399
   Contrafund(R)Portfolio - Service Class 2 ...............     1,714,241     0.807      1,383,709
   Index 500 Portfolio
      Price I .............................................    13,170,857     1.436     18,913,489
      Price II ............................................    35,948,209     1.463     52,587,198
                                                                                      ------------

Net Contract Owners' Equity ...............................                           $583,241,437
                                                                                      ============

                                      -50-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                            -----------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET        COST OF      PROCEEDS
                                                                              SHARES         VALUE       PURCHASES    FROM SALES
                                                                            ----------   ------------   -----------   -----------
   HIGH YIELD BOND TRUST (0.2%)
         Total (Cost $1,019,235)                                               109,903   $    993,519   $   428,819   $   238,677
                                                                            ----------   ------------   -----------   -----------

   MONEY MARKET PORTFOLIO (0.6%)
         Total (Cost $3,654,458)                                             3,654,458      3,654,458     3,374,476     1,648,496
                                                                            ----------   ------------   -----------   -----------

   AIM VARIABLE INSURANCE FUNDS, INC. (22.1%)
      AIM V.I. Capital Appreciation Fund (Cost $24,864,795)                  1,013,231     22,007,381     2,180,464     5,959,875
      AIM V.I. Government Securities Fund (Cost $16,364,311)                 1,455,162     16,778,020     5,932,701     3,142,714
      AIM V.I. Growth and Income Fund (Cost $25,436,744)                     1,088,434     21,986,360       354,469     4,319,100
      AIM V.I. Growth Fund (Cost $13,881,327)                                  528,771      8,655,985     1,194,914     3,859,987
      AIM V.I. International Equity Fund (Cost $18,661,581)                    907,453     13,530,123       611,127     3,898,316
      AIM V.I. Value Fund (Cost $53,447,895)                                 1,972,781     46,064,427     2,332,250     9,128,992
      AIM V.I. Balanced Fund (Cost $3,413)                                         323          3,500         3,751           350
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $152,660,066)                                           6,966,155    129,025,796    12,609,676    30,309,334
                                                                            ----------   ------------   -----------   -----------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
      Growth & Income Portfolio - Class B (Cost $7,401)                            331          7,303         7,424            21
      Premier Growth Portfolio - Class B (Cost $2,090)                              84          2,109         2,090            --
      Technology Portfolio - Class B (Cost $3,871,019)                         121,536      2,084,348       637,130       526,096
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $3,880,510)                                               121,951      2,093,760       646,644       526,117
                                                                            ----------   ------------   -----------   -----------

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.3%)
      Franklin Small Cap Fund - Class 2 (Cost $3,526,624)                      145,854      2,603,490       310,776       544,477
      Templeton International Securities Fund - Class 2 (Cost $7,924,844)      447,861      5,257,891     2,111,331     1,158,635
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $11,451,468)                                              593,715      7,861,381     2,422,107     1,703,112
                                                                            ----------   ------------   -----------   -----------

   GREENWICH STREET SERIES FUND (3.3%)
      Appreciation Portfolio (Cost $12,712,914)                                562,137     12,175,898    15,237,886     2,380,116
      Equity Index Portfolio - Class II Shares (Cost $7,888,004)               231,826      6,530,535     1,067,469       914,262
      Fundamental Value Portfolio (Cost $261,953)                               13,953        266,215       274,042        11,532
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $20,862,871)                                              807,916     18,972,648    16,579,397     3,305,910
                                                                            ----------   ------------   -----------   -----------

   MFS VARIABLE INSURANCE TRUST (19.7%)
      MFS Bond Series (Cost $9,854,447)                                        878,307     10,118,093     3,699,679     1,768,189
      MFS Emerging Growth Series (Cost $40,299,617)                          1,792,517     32,229,464     5,075,810     9,689,367
      MFS Global Governments Series (Cost $1,996,873)                          196,745      1,985,154       179,676       210,796
      MFS Money Market Series (Cost $17,002,772)                            17,002,772     17,002,772    19,344,026    11,124,332
      MFS Research Series (Cost $26,996,144)                                 1,561,395     22,359,179     3,930,094     4,695,400
      MFS Total Return Series (Cost $29,769,825)                             1,680,158     31,267,742     5,198,477     5,375,600
                                                                            ----------   ------------   -----------   -----------
         Total (Cost $125,919,678)                                          23,111,894    114,962,404    37,427,762    32,863,684
                                                                            ----------   ------------   -----------   -----------

   PIMCO VARIABLE INSURANCE TRUST (0.0%)
      Total Return Bond Portfolio
         Total (Cost $111,306)                                                  10,940        108,196       127,173        16,077
                                                                            ----------   ------------   -----------   -----------

                                      -51-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ---------------------------------------------------

                                                                     NO. OF      MARKET        COST OF      PROCEEDS
                                                                     SHARES       VALUE       PURCHASES    FROM SALES
                                                                   ---------   -----------   -----------   -----------
   PUTNAM VARIABLE TRUST (0.0%)
      Putnam VT Small Cap Value Fund - Class IB Shares
         Total (Cost $26,732)                                          1,927   $    28,965   $    26,802   $        69
                                                                   ---------   -----------   -----------   -----------

   SALOMON BROTHERS VARIABLE SERIES FUND INC. (5.0%)
      Capital Fund (Cost $13,115,395)                                916,558    13,840,024     1,506,081     1,837,813
      High Yield Bond Fund (Cost $1,666,845)                         181,174     1,472,948       215,896       157,580
      Investors Fund (Cost $9,906,109)                               794,307    10,159,182       912,508     1,820,935
      Total Return Fund (Cost $3,634,184)                            346,870     3,603,984       617,287     1,208,528
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $28,322,533)                                  2,238,909    29,076,138     3,251,772     5,024,856
                                                                   ---------   -----------   -----------   -----------

   SMITH BARNEY INVESTMENT SERIES (1.4%)
      Growth and Income Portfolio (Cost $1,723,620)                  168,440     1,500,799       458,374       406,351
      Smith Barney Government Portfolio (Cost $1,553,009)            146,634     1,639,373       646,725       264,642
      Select Small Cap Portfolio (Cost $0)                                --            --        87,423     1,742,560
      Smith Barney Large Cap Core Portfolio (Cost $3,538,160)        300,658     2,883,307       314,964       625,179
      Smith Barney Premier Selections All Cap
         Growth Portfolio (Cost $2,200,407)                          171,439     2,057,273       289,441       269,068
                                                                   ---------   -----------   -----------   -----------
            Total (Cost $9,015,196)                                  787,171     8,080,752     1,796,927     3,307,800
                                                                   ---------   -----------   -----------   -----------

   THE TRAVELERS SERIES TRUST (5.7%)
      Equity Income Portfolio (Cost $1,047,425)                       68,195     1,022,239       247,209        91,825
      Large Cap Portfolio (Cost $19,164,077)                         973,139    13,448,775     1,065,688     2,969,386
      MFS Emerging Growth Portfolio (Cost $3,078,788)                139,049     1,530,929       669,331       301,555
      MFS Mid Cap Growth Portfolio (Cost $11,360,878)                748,260     7,340,434     2,686,551     1,165,652
      MFS Research Portfolio (Cost $6,500,422)                       535,025     4,692,173       720,999       979,315
      Travelers Quality Bond Portfolio (Cost $5,216,262)             473,011     5,387,595     1,843,028       701,476
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $46,367,852)                                  2,936,679    33,422,145     7,232,806     6,209,209
                                                                   ---------   -----------   -----------   -----------

   TRAVELERS SERIES FUND INC. (5.0%)
      AIM Capital Appreciation Portfolio (Cost $16,743,685)          941,572     9,622,870     3,987,003     1,729,267
      MFS Total Return Portfolio (Cost $8,204,309)                   501,753     8,369,248     1,749,202     1,809,059
      Putnam Diversified Income Portfolio (Cost $1,494,545)          136,304     1,367,129       254,719       227,458
      Smith Barney Aggressive Growth Portfolio (Cost $9,725,516)     718,521     9,642,549    10,909,762     1,048,546
      Smith Barney Large Cap Value Portfolio (Cost $72,103)            3,942        73,286        72,183            80
      Smith Barney Mid Cap Core Portfolio (Cost $82,647)               6,697        82,705        82,951           277
                                                                   ---------   -----------   -----------   -----------
         Total (Cost $36,322,805)                                  2,308,789    29,157,787    17,055,820     4,814,687
                                                                   ---------   -----------   -----------   -----------

   VAN KAMPEN LIFE INVESTMENT TRUST (0.0%)
      Comstock Portfolio - Class II Shares
      Total (Cost $30,474)                                             2,567        29,235        32,183         1,557
                                                                   ---------   -----------   -----------   -----------

   VARIABLE ANNUITY PORTFOLIOS (0.8%)
      CitiSelect(R)VIP Folio 200 Conservative (Cost $0)                   --            --       514,470     6,627,277
      CitiSelect(R)VIP Folio 300 Balanced (Cost $0)                       --            --       751,260     9,306,458
      CitiSelect(R)VIP Folio 400 Growth (Cost $0)                         --            --       583,994     6,488,726
      CitiSelect(R)VIP Folio 500 Growth Plus (Cost $0)                    --            --       224,988     2,244,143
      Smith Barney Small Cap Growth Opportunities
         Portfolio (Cost $5,492,647)                                 490,813     4,687,262     2,471,409       826,545
                                                                   ---------   -----------   -----------   -----------
            Total (Cost $5,492,647)                                  490,813     4,687,262     4,546,121    25,493,149
                                                                   ---------   -----------   -----------   -----------

                                      -52-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                   ------------------------------------------------------

                                                                     NO. OF       MARKET        COST OF        PROCEEDS
                                                                     SHARES        VALUE       PURCHASES      FROM SALES
                                                                   ---------   ------------   ------------   ------------
   Variable Insurance Products Fund (15.8%)
      Equity-Income Portfolio - Initial Class (Cost $39,394,361)   1,622,804   $ 36,918,781   $  3,993,901   $  6,879,330
      Growth Portfolio - Initial Class (Cost $48,760,875)          1,152,618     38,739,491      6,079,074     11,528,332
      High Income Portfolio - Initial Class (Cost $15,033,644)     1,371,673      8,792,426      1,818,343      1,764,503
      Overseas Portfolio (Cost $11,657,154)                          568,876      7,895,999      1,578,038      1,876,207
                                                                   ---------   ------------   ------------   ------------
         Total (Cost $114,846,034)                                 4,715,971     92,346,697     13,469,356     22,048,372
                                                                   ---------   ------------   ------------   ------------

   VARIABLE INSURANCE PRODUCTS FUND II (18.7%)
      Contrafund Portfolio (Cost $41,587,514)                      1,783,309     35,898,007      2,052,382      5,625,269
      Contrafund(R)Portfolio - Service Class 2 (Cost $1,659,795)      69,193      1,383,869        350,673        352,180
      Index 500 Portfolio (Cost $73,027,176)                         549,759     71,507,202      2,529,959     12,720,026
                                                                   ---------   ------------   ------------   ------------
         Total (Cost $116,274,485)                                 2,402,261    108,789,078      4,933,014     18,697,475
                                                                   ---------   ------------   ------------   ------------

   TOTAL INVESTMENTS (100%)
      (COST $676,258,350)                                                      $583,290,221   $125,960,855   $156,208,581
                                                                               ============   ============   ============

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS

                                                                  FOR THE YEAR ENDED DECEMBER 31, 2001
                                  ------------------------------------------------------------------------------------------------
                                   UNITS       UNIT VALUE      NET ASSETS    INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                  (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST    LOWEST TO HIGHEST*
                                  ------   -----------------   ----------   ------------   -----------------   -------------------
HIGH YIELD BOND TRUST                933   $         1.064      $   993        6.48%                  1.40%                  8.02%
MONEY MARKET PORTFOLIO             3,340             1.094        3,656        3.48%                  1.40%                  2.24%
AIM VARIABLE
INSURANCE FUNDS, INC.
   AIM V.I. Capital
      Appreciation Fund           11,674    1.855 to 1.890       22,005          --          0.99% to 1.40%    (24.38%) to (24.04%)
   AIM V.I. Government
      Securities Fund             13,288    1.253 to 1.268       16,776        3.14%         0.99% to 1.40%         4.94% to 5.40%
   AIM V.I. Growth and Income
      Fund                        17,201    1.261 to 1.284       21,984        0.04%         0.99% to 1.40%    (23.90%) to (23.62%)
   AIM V.I. Growth Fund            7,867    1.087 to 1.108        8,655        0.19%         0.99% to 1.40%    (34.83%) to (34.52%)
   AIM V.I. International
      Equity Fund                 13,399    0.995 to 1.013       13,529        0.28%         0.99% to 1.40%    (24.56%) to (24.35%)
   AIM V.I. Value Fund            34,360    0.698 to 1.465       46,060        0.12%         0.99% to 1.40%    (13.83%) to (13.42%)
   AIM V.I. Balanced Fund              4             0.920            4        1.72%                  1.40%                  4.19%
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
   Growth & Income Portfolio -
      Class B                          8             0.934            7          --                   1.40%                 (4.79%)
   Premier Growth Portfolio -
      Class B                          2             0.869            2          --                   1.40%                  0.93%
   Technology Portfolio -
      Class B                      4,368             0.477        2,084          --                   1.40%                (26.50%)
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund -
      Class 2                      2,355             1.105        2,605        0.38%                  1.40%                (16.48%)
   Templeton International
      Securities Fund - Class 2    5,705             0.921        5,261        3.00%                  1.40%                (17.25%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio         12,218    0.993 to 0.997       12,175        1.14%         0.99% to 1.40%      (4.43%) to (4.13%)
   Equity Index Portfolio -
      Class II Shares              2,370             2.756        6,530        0.69%                  1.40%                (13.58%)
   Fundamental Value Portfolio       287             0.927          266        0.14%                  1.40%                 (7.58%)
MFS VARIABLE INSURANCE TRUST
   MFS Bond Series                 7,853    1.277 to 1.292       10,117        6.06%         0.99% to 1.40%         7.22% to 7.58%
   MFS Emerging Growth Series     22,782    1.394 to 1.420       32,227          --          0.99% to 1.40%    (34.40%) to (34.14%)
   MFS Gobal Governments Series    1,633    1.202 to 1.217        1,985        3.75%         0.99% to 1.40%         3.26% to 3.75%
   MFS Money Market Series        13,432    1.253 to 1.268       17,001        3.48%         0.99% to 1.40%         2.29% to 2.76%
   MFS Research Series            17,668    1.245 to 1.269       22,357        0.01%         0.99% to 1.40%    (22.38%) to (22.00%)
   MFS Total Return Series        20,833    1.488 to 1.506       31,265        2.21%         0.99% to 1.40%      (1.13%) to (0.73%)
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio       103             1.055          108        1.76%                  1.40%                  2.53%
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value
      Fund-Class IB Shares            26             1.101           29          --                   1.40%                  1.94%
SALOMON BROTHERS VARIABLE
SERIES FUND INC.
   Capital Fund                   10,639             1.301       13,838        0.65%                  1.40%                  0.46%
   High Yield Bond Fund            1,404             1.049        1,473        7.55%                  1.40%                  3.66%
   Investors Fund                  9,331             1.089       10,158        0.67%                  1.40%                 (5.47%)
   Total Return Fund               3,547             1.016        3,604        1.87%                  1.40%                 (2.21%)
SMITH BARNEY INVESTMENT SERIES
   Growth and Income Portfolio     1,720             0.873        1,501          --                   1.40%                (12.00%)
   Smith Barney Government
      Portfolio                    1,413             1.160        1,639          --                   1.40%                  4.41%
   Smith Barney Large Cap Core
      Portfolio                    3,095             0.932        2,883          --                   1.40%                (15.66%)
   Smith Barney Premier
      Selections All Cap
      Growth Portfolio             1,757             1.171        2,057          --                   1.40%                (15.33%)

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2001
                                  ------------------------------------------------------------------------------------------------
                                   UNITS      UNIT VALUE       NET ASSETS    INVESTMENT      EXPENSE RATIO         TOTAL RETURN
                                  (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO   LOWEST TO HIGHEST    LOWEST TO HIGHEST*
                                  ------   -----------------   ----------   ------------   -----------------   -------------------
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio         1,019   $         1.003      $ 1,022          1.11%                1.40%                 (7.90%)
   Large Cap Portfolio            15,963             0.842       13,447          0.43%                1.40%                (18.49%)
   MFS Emerging Growth
      Portfolio                    3,005             0.510        1,531            --                 1.40%                (37.04%)
   MFS Mid Cap Growth Portfolio    5,758             1.275        7,340            --                 1.40%                (24.73%)
   MFS Research Portfolio          5,464             0.859        4,692          0.04%                1.40%                (23.51%)
   Travelers Quality Bond
      Portfolio                    4,803             1.122        5,387          3.56%                1.40%                  5.65%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
      Portfolio                   10,399             0.926        9,622            --                 1.40%                (24.84%)
   MFS Total Return Portfolio      7,478             1.119        8,368          2.85%                1.40%                 (1.41%)
   Putnam Diversified Income
      Portfolio                    1,343             1.018        1,367          7.87%                1.40%                  2.83%
   Smith Barney Aggressive
      Growth Portfolio             9,224    1.042 to 1.046        9,642            --        0.99% to 1.40%      (3.34%) to (2.97%)
   Smith Barney Large Cap
      Value Portfolio                 80             0.917           73            --                 1.40%                  1.55%
   Smith Barney Mid Cap Core
      Portfolio                       88             0.945           83            --                 1.40%                 (5.59%)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio -
      Class II Shares                 32             0.922           29            --                 1.40%                 (7.52%)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
      Growth Opportunities
         Portfolio                 3,652    1.262 to 1.286        4,687            --        0.99% to 1.40%    (17.35%) to (17.10%)
VARIABLE INSURANCE PRODUCTS
   FUND
   Equity-Income Portfolio -
      Initial Class               25,931    1.402 to 1.428       36,916          1.82%       0.99% to 1.40%      (6.28%) to (5.93%)
   Growth Portfolio -
      Intial Class                16,048    2.386 to 2.430       38,736          0.09%       0.99% to 1.40%    (18.79%) to (18.48%)
   High Income Portfolio -
      Initial Class               11,394    0.764 to 0.774        8,792         13.64%       0.99% to 1.40%    (12.98%) to (12.54%)
   Overseas Portfolio              7,397    1.050 to 1.070        7,895          5.81%       0.99% to 1.40%    (22.28%) to (21.90%)
VARIABLE INSURANCE PRODUCTS
   FUND II
   Contrafund Portfolio           23,483    1.508 to 1.536       35,895          0.85%       0.99% to 1.40%    (13.48%) to (13.12%)
   Contrafund(R) Portfolio -
      Service Class 2              1,714             0.807        1,384          0.73%                1.40%                (13.69%)
   Index 500 Portfolio            49,119    1.436 to 1.463       71,501          1.24%       0.99% to 1.40%    (13.34%) to (12.97%)

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                                           AIM V.I. CAPITAL
                                                    HIGH YIELD BOND TRUST    MONEY MARKET PORTFOLIO        APPRECIATION FUND
                                                    ---------------------   ------------------------   ------------------------
                                                       2001        2000        2001          2000         2001          2000
                                                     --------    -------    ----------    ----------   ----------    ----------

Accumulation units beginning of year ............     797,442    229,710     1,806,081       325,542   14,325,667    13,110,720
Accumulation units purchased and
   transferred from other Travelers accounts ....     360,118    617,301     3,384,250     2,553,613      395,916     2,382,750
Accumulation units redeemed and
   transferred to other Travelers accounts ......    (224,282)   (49,569)   (1,849,917)   (1,073,074)  (3,047,925)   (1,167,803)
                                                     --------    -------    ----------    ----------   ----------    ----------
Accumulation units end of year ..................     933,278    797,442     3,340,414     1,806,081   11,673,658    14,325,667
                                                     ========    =======    ==========    ==========   ==========    ==========

                                                      AIM V.I. GOVERNMENT        AIM V.I. GROWTH AND
                                                        SECURITIES FUND              INCOME FUND            AIM V.I. GROWTH FUND
                                                    ------------------------   ------------------------   ------------------------
                                                       2001          2000         2001          2000         2001          2000
                                                    ----------    ----------   ----------    ----------   ----------    ----------

Accumulation units beginning of year ............   11,276,924    12,533,453   19,970,552    19,602,035   10,034,304     8,473,697
Accumulation units purchased and
   transferred from other Travelers accounts ....    4,926,696     1,108,039      713,653     2,322,138    1,218,119     2,636,432
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (2,915,488)   (2,364,568)  (3,482,860)   (1,953,621)  (3,385,682)   (1,075,825)
                                                    ----------    ----------   ----------    ----------   ----------    ----------
Accumulation units end of year ..................   13,288,132    11,276,924   17,201,345    19,970,552    7,866,741    10,034,304
                                                    ==========    ==========   ==========    ==========   ==========    ==========

                                                     AIM V.I. INTERNATIONAL
                                                           EQUITY FUND           AIM V.I. VALUE FUND     AIM V.I. BALANCED FUND
                                                    ------------------------   ------------------------   --------------------
                                                       2001          2000         2001          2000         2001     2000
                                                    ----------    ----------   ----------    ----------      -----    ----

Accumulation units beginning of year ............   16,587,745    14,833,051   39,234,431    32,786,355         --     --
Accumulation units purchased and
   transferred from other Travelers accounts ....      267,747     3,540,771    2,551,375    10,374,994      4,181     --
Accumulation units redeemed and
   transferred to other Travelers accounts ......   (3,456,469)   (1,786,077)  (7,426,008)   (3,926,918)      (375)    --
                                                    ----------    ----------   ----------    ----------      -----    ----
Accumulation units end of year ..................   13,399,023    16,587,745   34,359,798    39,234,431      3,806     --
                                                    ==========    ==========   ==========    ==========      =====    ====

                                                      GROWTH & INCOME        PREMIER GROWTH     TECHNOLOGY PORTFOLIO -
                                                    PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          CLASS B
                                                    -------------------   -------------------   ----------------------
                                                        2001    2000          2001    2000        2001         2000
                                                       -----    ----         -----    ----      ---------    ---------

Accumulation units beginning of year ............         --     --             --     --       4,555,999           --
Accumulation units purchased and
   transferred from other Travelers accounts ....      7,817     --          2,426     --         744,722    4,645,882
Accumulation units redeemed and
   transferred to other Travelers accounts ......         --     --             --     --        (932,788)     (89,883)
                                                       -----    ----         -----    ----      ---------    ---------
Accumulation units end of year ..................      7,817     --          2,426     --       4,367,933    4,555,999
                                                       =====    ====         =====    ====      =========    =========

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
    FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                  FRANKLIN SMALL CAP FUND -    TEMPLETON INTERNATIONAL
                                                          CLASS 2             SECURITIES FUND - CLASS 2   APPRECIATION PORTFOLIO
                                                  -------------------------   -------------------------   ----------------------
                                                     2001          2000           2001         2000            2001       2000
                                                   ---------    ----------     ----------    ---------      ----------    ----

Accumulation units beginning of year ..........    2,559,722       610,331      6,380,304    1,695,046              --     --
Accumulation units purchased and
   transferred from other Travelers accounts ..      251,157     3,758,575        527,210    5,321,292      14,891,274     --
Accumulation units redeemed and
   transferred to other Travelers accounts ....     (455,510)   (1,809,184)    (1,202,224)    (636,034)     (2,672,842)    --
                                                   ---------    ----------     ----------    ---------      ----------    ----
Accumulation units end of year ................    2,355,369     2,559,722      5,705,290    6,380,304      12,218,432     --
                                                   =========    ==========     ==========    =========      ==========    ====

                                                  EQUITY INDEX PORTFOLIO -   FUNDAMENTAL VALUE
                                                      CLASS II SHARES            PORTFOLIO             MFS BOND SERIES
                                                  ------------------------   ------------------   ------------------------
                                                     2001          2000       2001       2000        2001          2000
                                                   ---------    ---------     -------    ----     ----------    ----------

Accumulation units beginning of year ..........    2,314,812      653,333          --      --      6,687,834     7,365,985
Accumulation units purchased and
   transferred from other Travelers accounts ..      387,368    1,808,271     298,546      --      2,941,217       611,108
Accumulation units redeemed and
   transferred to other Travelers accounts ....     (332,544)    (146,792)    (11,386)     --     (1,775,572)   (1,289,259)
                                                   ---------    ---------     -------    ----     ----------    ----------
Accumulation units end of year ................    2,369,636    2,314,812     287,160      --      7,853,479     6,687,834
                                                   =========    =========     =======    ====     ==========    ==========

                                                                                    MFS GLOBAL
                                                  MFS EMERGING GROWTH SERIES     GOVERNMENTS SERIES      MFS MONEY MARKET SERIES
                                                  --------------------------   ----------------------   -------------------------
                                                      2001          2000         2001         2000          2001          2000
                                                   ----------    ----------    ---------    ---------   -----------    ----------

Accumulation units beginning of year ..........    27,435,348    24,053,666    1,704,644    1,922,197     7,153,931     7,585,258
Accumulation units purchased and
   transferred from other Travelers accounts ..     2,259,177     5,856,238       91,498      237,758    16,809,976     4,429,718
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (6,912,456)   (2,474,556)    (162,807)    (455,311)  (10,532,065)   (4,861,045)
                                                   ----------    ----------    ---------    ---------   -----------    ----------
Accumulation units end of year ................    22,782,069    27,435,348    1,633,335    1,704,644    13,431,842     7,153,931
                                                   ==========    ==========    =========    =========   ===========    ==========

                                                                                                         TOTAL RETURN
                                                    MFS RESEARCH SERIES       MFS TOTAL RETURN SERIES   BOND PORTFOLIO
                                                  ------------------------   ------------------------   --------------
                                                     2001          2000         2001          2000       2001     2000
                                                  ----------    ----------   ----------    ----------   -------   ----

Accumulation units beginning of year ..........   20,770,298    21,496,354   21,955,800    24,171,408        --    --
Accumulation units purchased and
   transferred from other Travelers accounts ..      499,378     1,378,323    3,764,706     1,888,153   117,171    --
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (3,601,872)   (2,104,379)  (4,887,215)   (4,103,761)  (14,628)   --
                                                  ----------    ----------   ----------    ----------   -------   ----
Accumulation units end of year ................   17,667,804    20,770,298   20,833,291    21,955,800   102,543    --
                                                  ==========    ==========   ==========    ==========   =======   ====

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   PUTNAM VT SMALL
                                                   CAP VALUE FUND -
                                                    CLASS IB SHARES         CAPITAL FUND            HIGH YIELD BOND FUND
                                                   ----------------   ------------------------    ----------------------
                                                     2001     2000       2001          2000          2001        2000
                                                    ------    ----    ----------    ----------    ---------    ---------
Accumulation units beginning of year ...........        --     --     10,999,748     5,371,395    1,439,269      720,019
Accumulation units purchased and
   transferred from other Travelers accounts ...    26,300     --      1,189,290     6,840,262      117,035      880,119
Accumulation units redeemed and
   transferred to other Travelers accounts .....        --     --     (1,550,014)   (1,211,909)    (152,313)    (160,869)
                                                    ------     ---    ----------    ----------    ---------    ---------
Accumulation units end of year .................    26,300     --     10,639,024    10,999,748    1,403,991    1,439,269
                                                    ======     ===    ==========    ==========    =========    =========

                                                                                                            GROWTH AND INCOME
                                                        INVESTORS FUND           TOTAL RETURN FUND               PORTFOLIO
                                                   ------------------------    -----------------------    ----------------------
                                                      2001          2000          2001         2000         2001         2000
                                                   ----------    ----------    ----------    ---------    ---------    ---------
Accumulation units beginning of year ...........   10,218,846     5,822,883     4,159,513    2,312,186    1,668,142      481,693
Accumulation units purchased and
   transferred from other Travelers accounts ...      863,054     5,144,499       594,013    2,363,653      425,092    1,594,241
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,750,826)     (748,536)   (1,206,934)    (516,326)    (373,365)    (407,792)
                                                   ----------    ----------    ----------    ---------    ---------    ---------
Accumulation units end of year .................    9,331,074    10,218,846     3,546,592    4,159,513    1,719,869    1,668,142
                                                   ==========    ==========    ==========    =========    =========    =========

                                                        SMITH BARNEY            SELECT SMALL CAP          SMITH BARNEY LARGE
                                                    GOVERNMENT PORTFOLIO           PORTFOLIO              CAP CORE PORTFOLIO
                                                   ----------------------    -----------------------    ----------------------
                                                     2001          2000         2001         2000         2001          2000
                                                   ---------    ---------    ----------    ---------    ---------    ---------
Accumulation units beginning of year ...........   1,057,207      118,578     1,752,263      535,119    3,398,851    1,085,790
Accumulation units purchased and
   transferred from other Travelers accounts ...     572,611      988,142        82,841    1,409,181      303,796    3,152,349
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (216,720)     (49,513)   (1,835,104)    (192,037)    (607,620)    (839,288)
                                                   ---------    ---------    ----------    ---------    ---------    ---------
Accumulation units end of year .................   1,413,098    1,057,207            --    1,752,263    3,095,027    3,398,851
                                                   =========    =========    ==========    =========    =========    =========

                                                    SMITH BARNEY PREMIER
                                                     SELECTIONS  ALL CAP            EQUITY
                                                      GROWTH PORTFOLIO         INCOME PORTFOLIO        LARGE CAP PORTFOLIO
                                                   ----------------------    --------------------    ------------------------
                                                      2001        2000          2001        2000        2001          2000
                                                   ---------    ---------    ---------    -------    ----------    ----------
Accumulation units beginning of year ...........   1,737,712      395,924      865,435         --    18,080,222     8,172,389
Accumulation units purchased and
   transferred from other Travelers accounts ...     239,239    1,494,602      239,745    871,293     1,418,613    11,243,180
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (219,696)    (152,814)     (86,018)    (5,858)   (3,535,549)   (1,335,347)
                                                   ---------    ---------    ---------    -------    ----------    ----------
Accumulation units end of year .................   1,757,255    1,737,712    1,019,162    865,435    15,963,286    18,080,222
                                                   =========    =========    =========    =======    ==========    ==========

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                    MFS EMERGING GROWTH        MFS MID CAP GROWTH           MFS RESEARCH
                                                          PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                   ----------------------    ----------------------    -----------------------
                                                      2001         2000         2001        2000          2001         2000
                                                   ---------    ---------    ---------    ---------    ----------    ---------
Accumulation units beginning of year ...........   3,090,800           --    6,070,239    1,542,218     6,108,725    3,145,553
Accumulation units purchased and
   transferred from other Travelers accounts ...     544,553    3,160,193      644,628    4,945,195       509,149    3,402,723
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (630,807)     (69,393)    (956,494)    (417,174)   (1,154,115)    (439,551)
                                                   ---------    ---------    ---------    ---------    ----------    ---------
Accumulation units end of year .................   3,004,546    3,090,800    5,758,373    6,070,239     5,463,759    6,108,725
                                                   =========    =========    =========    =========    ==========    =========

                                                     TRAVELERS QUALITY       AIM CAPITAL APPRECIATION       MFS TOTAL RETURN
                                                       BOND PORTFOLIO                PORTFOLIO                  PORTFOLIO
                                                   ----------------------    ------------------------    -----------------------
                                                     2001          2000         2001          2000          2001          2000
                                                   ---------    ---------    ----------    ----------    ----------    ---------
Accumulation units beginning of year ...........   3,868,937    1,879,153    11,053,796     3,443,558     7,961,934    4,154,044
Accumulation units purchased and
   transferred from other Travelers accounts ...   1,619,422    2,466,555     1,364,867     8,635,043     1,278,686    4,506,341
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (685,075)    (476,771)   (2,019,365)   (1,024,805)   (1,762,239)    (698,451)
                                                   ---------    ---------    ----------    ----------    ----------    ---------
Accumulation units end of year .................   4,803,284    3,868,937    10,399,298    11,053,796     7,478,381    7,961,934
                                                   =========    =========    ==========    ==========    ==========    =========

                                                     PUTNAM DIVERSIFIED      SMITH BARNEY AGGRESSIVE    SMITH  BARNEY LARGE
                                                      INCOME PORTFOLIO          GROWTH PORTFOLIO        CAP VALUE PORTFOLIO
                                                   ----------------------    -----------------------    -------------------
                                                     2001         2000            2001       2000          2001     2000
                                                   ---------    ---------      ----------    ----         ------    ----
Accumulation units beginning of year ...........   1,406,014      976,461              --     --              --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...     135,772      740,095      10,342,461     --          79,903     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (198,579)    (310,542)     (1,118,499)    --              --     --
                                                   ---------    ---------      ----------     ---         ------     ---
Accumulation units end of year .................   1,343,207    1,406,014       9,223,962     --          79,903     --
                                                   =========    =========      ==========     ===         ======     ===

                                                    SMITH BARNEY MID     COMSTOCK PORTFOLIO-        CITISELECT(R) VIP
                                                   CAP CORE PORTFOLIO      CLASS II SHARES       FOLIO 200 CONSERVATIVE
                                                   ------------------    -------------------    ------------------------
                                                      2001     2000         2001     2000         2001           2000
                                                     ------    ----        ------    ----       ----------    ----------
Accumulation units beginning of year ...........         --     --             --     --         5,772,800     7,332,610
Accumulation units purchased and
   transferred from other Travelers accounts ...     87,549     --         33,301     --           131,095       457,122
Accumulation units redeemed and
   transferred to other Travelers accounts .....        (14)    --         (1,590)    --        (5,903,895)   (2,016,932)
                                                     ------     ---        ------     ---       ----------    ----------
Accumulation units end of year .................     87,535     --         31,711     --                --     5,772,800
                                                     ======     ===        ======     ===       ==========    ==========

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT FCLIC
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      CITISELECT(R) VIP           CITISELECT(R) VIP           CITISELECT(R) VIP
                                                          FOLIO 300                   FOLIO 400                   FOLIO 500
                                                           BALANCED                    GROWTH                    GROWTH PLUS
                                                  ------------------------    ------------------------    -----------------------
                                                     2001          2000           2001         2000          2001          2000
                                                  ----------    ----------    ----------    ----------    ----------    ---------
Accumulation units beginning of year ..........    8,108,015    10,977,139     5,744,523     6,465,238     2,037,395    2,388,242
Accumulation units purchased and
   transferred from other Travelers accounts...       29,058       261,265       113,937       356,117        14,280      109,447
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (8,137,073)   (3,130,389)   (5,858,460)   (1,076,832)   (2,051,675)    (460,294)
                                                  ----------    ----------    ----------    ----------    ----------    ---------
Accumulation units end of year ................           --     8,108,015            --     5,744,523            --    2,037,395
                                                  ==========    ==========    ==========    ==========    ==========    =========

                                                  SMITH BARNEY SMALL CAP
                                                   GROWTH OPPORTUNITIES    EQUITY-INCOME PORTFOLIO -      GROWTH PORTFOLIO -
                                                        PORTFOLIO               INITIAL CLASS               INITIAL CLASS
                                                  ----------------------   --------------------------   ------------------------
                                                     2001         2000         2001          2000          2001          2000
                                                  ---------    ---------    ----------    ----------    ----------    ----------
Accumulation units beginning of year ..........   2,764,271    2,146,752    29,654,904    34,203,373    19,566,609    18,799,765
Accumulation units purchased and
   transferred from other Travelers accounts ..   1,482,283      936,011     1,848,133     2,077,403     1,353,318     3,176,931
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (594,957)    (318,492)   (5,571,612)   (6,625,872)   (4,871,897)   (2,410,087)
                                                  ---------    ---------    ----------    ----------    ----------    ----------
Accumulation units end of year ................   3,651,597    2,764,271    25,931,425    29,654,904    16,048,030    19,566,609
                                                  =========    =========    ==========    ==========    ==========    ==========

                                                    HIGH INCOME PORTFOLIO -
                                                        INITIAL CLASS             OVERSEAS PORTFOLIO        CONTRAFUND PORTFOLIO
                                                  ---------------------------  -------------------------   ------------------------
                                                      2001          2000          2001          2000          2001          2000
                                                   ----------    ----------    ----------     ---------    ----------    ----------
Accumulation units beginning of year ..........    12,836,002    15,410,664     8,800,221     8,886,015    26,544,151    26,578,157
Accumulation units purchased and
   transferred from other Travelers accounts...       590,369     1,178,424       161,316     1,005,754       728,489     2,988,534
Accumulation units redeemed and
   transferred to other Travelers accounts ....    (2,032,720)   (3,753,086)   (1,564,279)   (1,091,548)   (3,789,703)   (3,022,540)
                                                   ----------    ----------    ----------    ----------    ----------    ----------
Accumulation units end of year ................    11,393,651    12,836,002     7,397,258     8,800,221    23,482,937    26,544,151
                                                   ==========    ==========    ==========    ==========    ==========    ==========

                                                CONTRAFUND(R) PORTFOLIO
                                                   - SERVICE CLASS 2         INDEX 500 PORTFOLIO                COMBINED
                                                -----------------------   -------------------------   ---------------------------
                                                   2001         2000          2001          2000          2001           2000
                                                ---------    ---------    ----------    ----------     -----------    -----------
Accumulation units beginning of year..........  1,779,892           --    56,213,351    56,990,077     490,311,625    421,783,136
Accumulation units purchased and
   transferred from other Travelers accounts..    361,373    1,831,557     2,387,561     5,630,212      89,328,830    139,317,799
Accumulation units redeemed and
   transferred to other Travelers accounts....   (427,024)     (51,665)   (9,481,846)   (6,406,938)   (129,628,992)   (70,789,310)
                                                ---------    ---------    ----------    ----------    ------------    -----------
Accumulation units end of year................  1,714,241    1,779,892    49,119,066    56,213,351     450,011,463    490,311,625
                                                =========    =========    ==========    ==========    ============    ===========

                                      -60-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of First Citicorp Life Insurance Company and
Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity
Separate Account:

We have audited the accompanying statement of assets and liabilities of First
Citicorp Life Variable Annuity Separate Account (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of
December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                  /s/ KPMG LLP
Hartford, Connecticut
March 15, 2002

                                      -61-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account
or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First
Citicorp Life Variable Annuity Separate Account product(s) offered by First
Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

                      FIRST CITICORP LIFE INSURANCE COMPANY

             Annual Audited Financial Statements -- Statutory Basis

                           December 31, 2001 and 2000

                      First Citicorp Life Insurance Company

             Annual Audited Financial Statements -- Statutory Basis

                                                                         PAGE

Independent Auditors' Report                                              1

Financial Statements:

         Balance Sheets -- December 31, 2001 and 2000                     2

         Statements of Operations for the years ended
            December 31, 2001 and 2000                                    3

         Statements of Changes in Capital and Surplus
            for the years ended December 31, 2001 and 2000                3

         Statements of Cash Flows for the years ended
            December 31, 2001 and 2000                                    4

Notes to Financial Statements                                             5-12

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2001                              13-16

Appendix A -- Supplemental Investment Risks Interrogatories              17-22

Appendix B -- Summary Investment Schedule                                23

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have  audited the  accompanying  balance  sheets  (statutory  basis) of First
Citicorp  Life  Insurance  Company (the  "Company")  as of December 31, 2001 and
2000, and the related  statements of operations  (statutory  basis),  changes in capital and surplus  (statutory  basis) and cash flows (statutory basis) for the years then ended.  These  financial  statements  are the  responsibility  of the
Company's  management.  Our  responsibility  is to  express  an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audits to obtain  reasonable  assurance  about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

As  described  more fully in Note 2 to the  financial  statements,  the  Company prepared these financial  statements  using accounting  practices  prescribed or permitted by the New York State Insurance  Department,  which  practices  differ from accounting  principles  generally accepted in the United States of America.
The effects on the financial  statements of the variances  between the statutory accounting practices and accounting  principles generally accepted in the United
States of America,  although  not  reasonably  determinable,  are presumed to be material.

In our opinion,  because of the effects of the matter discussed in the preceding paragraph,  the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of
America,  the financial  position of First Citicorp Life Insurance Company as of
December 31, 2001 and 2000,  or the results of its  operations or its cash flows for the years then ended.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of First
Citicorp  Life  Insurance  Company as of  December  31,  2001 and 2000,  and the
results of its  operations  and its cash flows for the years then ended,  on the basis of accounting as described in Note 2.

As  described  more fully in Note 2 to the  financial  statements,  the  Company prepared these financial  statements  using accounting  practices  prescribed or permitted by the New York State Insurance Department. As of January 1, 2001, the
New York State  Insurance  Department  has adopted the National  Association  of
Insurance Commissioners' statutory accounting practices,  except as described in
Note 2.  Consequently,  the Company  changed its basis of  accounting in 2001 as described in Note 2.

Our  audits  were  made for the  purpose  of  forming  an  opinion  on the basic financial statements taken as a whole. The supplementary information included on
the  Supplemental   Schedule  of  Selected   Financial  Data,  the  Supplemental
Investment  Risk  Interrogatories,   and  the  Summary  Investment  Schedule  is
presented for purposes of additional  analysis and is not a required part of the basic financial statements.  Such information has been subjected to the auditing procedures  applied in the audits of the basic financial  statements and, in our opinion,  is fairly  stated in all  material  respects  in relation to the basic financial statements taken as a whole.

                                       /s/KPMG LLP

April 26, 2001

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)
                                                                    2001                   2000
                                                                    ----                   ----
Assets
       Bonds (fair value $355,454; $385,031)                        $351,541             $381,045
       Cash and Short-term investments                                57,865               10,979
       Other invested assets                                           2,154                6,473
                                                             ---------------      ---------------

Total cash and invested assets                                       411,560              398,497

       Separate accounts                                             583,114              760,536
       Investment income due and accrued                               3,439                3,716
       Federal income tax recoverable                                     --                3,991
       Other assets                                                     (111)                 137
                                                             ----------------     ---------------

Total assets                                                        $998,002           $1,166,877
                                                             ===============      ===============

Liabilities
       Aggregate reserves and deposit-type contracts                $320,235             $374,317
       Policy and contract claims                                        837                1,088
       Separate accounts                                             583,114              760,536
       Securities lending                                             39,255                   --
       Federal and foreign income taxes payable                        3,713                   --
       Other liabilities                                               5,108               (4,541)
                                                             ---------------      ----------------

Total Liabilities                                                    952,262            1,131,400
                                                             ---------------      ---------------

Capital and Surplus

       Common capital stock ($5 par value, 400 shares
           authorized, issued and outstanding)                         2,000                 2,000
       Gross paid in and contributed surplus                          42,000                42,000
       Unassigned surplus/(deficit)                                    1,740                (8,523)
                                                             ---------------      -----------------

Total capital and surplus                                             45,740                35,477
                                                             ---------------      ----------------

Total liabilities and capital and surplus                           $998,002            $1,166,877
                                                             ===============      ================

               See notes to financial statements (statutory basis)

                                       2

                     FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Revenues
       Premiums and other considerations                                 $18,304               $2,277
       Deposit-type funds                                                     --              150,723
       Net investment income                                              25,371               27,796
       Other revenues                                                      8,566                9,874
                                                                 ---------------      ---------------

           Total revenues                                                 52,241              190,670
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              90,136               75,576
       Net transfers to or (from) separate accounts                      (57,298)              97,086
       Commissions                                                         1,230                9,734
       Other insurance and corporate expenses                                897                4,669
                                                                 ---------------      ---------------

           Total benefits and expenses                                    34,965              187,065
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                      17,276                3,605

Federal income tax incurred                                                5,035                1,645
                                                                 ---------------      ---------------

Net gain from operations after federal income taxes and before
realized capital losses                                                   12,241                1,960

Net realized capital losses                                               (4,908)              (6,112)
                                                                 ---------------      ---------------

Net income (loss)                                                         $7,333              $(4,152)
                                                                 ===============      ===============

         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2001                   2000
                                                                        ----                   ----
Capital and surplus -- December 31, previous year                        $35,477              $33,295

       Net income (loss)                                                   7,333               (4,152)
       Net unrealized capital losses                                           2                   (3)
       Change in non-admitted assets and related items                     2,928               (4,455)
       Change in asset valuation reserve                                      --                  792
       Additional paid in surplus                                             --               10,000
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 10,263                2,182
                                                                 ---------------      ---------------

Capital and surplus -- December 31, current year                         $45,740              $35,477
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       3

                     FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the year ended December 31, in thousands)                          2001                   2000
                                                                        ----                   ----
Cash from Operations
       Premiums and other considerations                                 $18,304               $2,277
       Deposit-type funds                                                     --              150,723
       Investment income received, net                                    25,443               30,442
       Other income received                                               9,805               11,258
                                                                 ---------------      ---------------

           Total revenues received                                        53,552              194,700
                                                                 ---------------      ---------------

       Benefits paid                                                     145,128              143,684
       Net transfers to or (from) separate accounts                      (59,060)              97,606
       Federal income taxes paid (refund)                                 (1,419)               1,500
       Commissions                                                         1,230                9,734
       Other expenses                                                      1,932                5,219
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               87,811              257,743
                                                                 ---------------      ---------------

Net cash used in operations                                              (34,259)             (63,043)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             287,594              287,782
       Mortgage loans                                                         --                  432
       Other                                                               8,544                    3
                                                                 ---------------      ---------------

           Total investment proceeds                                     296,138              288,217
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                             258,981              252,676
       Stocks                                                                 29                   --
                                                                 ---------------      ---------------
           Total                                                         259,010              252,676
                                                                 ---------------      ---------------

Net cash provided by investments                                          37,128               35,541
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided
       Surplus notes, capital and surplus paid in                             --               10,000
       Securities lending                                                 39,255                   --
       Other cash provided                                                 5,252                7,104
                                                                 ---------------      ---------------

           Total                                                          44,507               17,104
                                                                 ---------------      ---------------

    Other cash applied                                                       491                9,314
                                                                 ---------------      ---------------

Net cash provided by financing and miscellaneous sources                  44,016                7,790
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             46,886              (19,712)

Cash and short-term investments, beginning of year                        10,979               30,691
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $57,865              $10,979
                                                                 ===============      ===============

               See notes to financial statements (statutory basis)

                                       4

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.   ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance  Company  (CLIC),  which is an indirect  wholly owned subsidiary of Citigroup Inc.  (Citigroup),  a diversified  holding company whose businesses provide a broad range of financial services to consumer and corporate customers  around the world. The Company is a New York domiciled life and health company  with  licenses in New York,  Arizona,  Connecticut  and  Delaware.  The
Company principally writes credit,  group and ordinary life insurance,  accident and health insurance products,  single premium deferred annuities,  and variable annuities.  In 1998 the Company entered into third party reinsurance  agreements to cede all risks on the business  in-force as of December 31, 1997 for ordinary and group life insurance and accident and health insurance.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

First  Citicorp  Life  Insurance  Company (the  Company)  prepares its statutory financial  statements  in conformity  with  accounting  practices  prescribed or permitted by the State of New York.  Effective January 1, 2001, the State of New
York  requires  that  insurance  companies  domiciled in New York prepare  their statutory  basis  financial  statements in accordance  with the NAIC  ACCOUNTING
PRACTICES  AND  PROCEDURES  MANUAL --  version  effective  January  1, 2001 (the
Manual)  subject to certain  deviations  prescribed or permitted by the New York
Insurance  Commissioner.  The Company's surplus was not affected by the adoption of codification.

The State of New York  modified  or did not adopt  certain  NAIC  Statements  of
Statutory Accounting Principles (SSAP) and provided additional New York specific guidance  that  differs  from those in the Manual.  The various  deviations  are provided in New York  Regulation  172 Parallel  Citation and First  Amendment to
Regulation 172 issued in 2001 (NYSAP).

NYSAP  differs  from SSAP,  whereby it  rejected  SSAP #10,  Income  Taxes.  The following is a reconciliation of NYSAP to SSAP:

                                        SURPLUS at 12/31/01

                   NYSAP                      $45,740
                   SSAP #10                       858
                                           ----------
                   SSAP                       $46,598

The preparation of financial  statements  requires  management to make estimates and  assumptions  that  affect  the  reported  amounts  of  certain  assets  and liabilities  and  disclosure  of  contingent  liabilities  at  the  date  of the financial  statements  and the  reported  amounts of revenues  and  benefits and expenses  during the reporting  period.  Actual  results could differ from those estimates.

SSAP differs in certain respects from accounting  principles  generally accepted in the  United  States  of  America  (GAAP).  The  differences,  which  could be significant,  primarily  relate  to:  (a) the  treatment  of  acquisition  costs
(principally  commissions and certain expenses related to policy issuance) which are charged to expense as  incurred  for SSAP  rather  than  amortized  over the premium-paying  periods of the related  policies for GAAP;  (b) the treatment of certain assets designated as non-admitted for SSAP only, which are excluded from the balance sheet by direct charges to surplus;  (c) insurance  reserves,  which are based on statutory  mortality,  morbidity and interest  requirements without consideration  of  withdrawals  for SSAP,  while  GAAP  reserves  use  different
assumptions  for  mortality  and  interest;   (d)  the  GAAP  only  practice  of
establishing  reserves  for premium  deficiency  and other loss  recognition  on certain  insurance  and related  contracts  which are  considered  to be without substantial mortality or morbidity risk;

                                       5

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(e) the asset valuation  reserve (AVR) and interest  maintenance  reserve (IMR), which are required statutory reserves for life insurance companies, not required for GAAP; (f) the provision for income taxes under SSAP differs from GAAP in the calculation of deferred income taxes.  SSAP measures the difference  between the tax basis in assets and liabilities,  GAAP uses the GAAP basis. Recognition of a deferred tax asset for SSAP is determined by a reversal and recoverability test,
GAAP uses a more likely than not  standard.  Changes in deferred  tax assets and liabilities are charged directly to surplus for SSAP,  whereas,  the GAAP change is included in the tax provision. This was not adopted by the State of New York;
(g) under SSAP, securities investments and certain other investments are carried at NAIC values, whereas under GAAP, these investments are recorded at fair value with the unrealized  gain or loss net of tax recorded to  shareholder's  equity;
(h) SSAP reserves are presented net of  reinsurance;  and (i) GAAP requires that
comprehensive   income  and  its   components  be  displayed  in  the  financial
statements,   while  SSAP  does  not;  (j)  also,  under  GAAP,  majority  owned subsidiaries are consolidated and for SSAP are recorded on the equity method.

Certain  prior  year  amounts  have been  reclassified  to  conform  to the 2001 presentation.

INVESTMENTS

Invested assets are valued according to statutory  requirements and the bases of valuation adopted by the NAIC.

Bonds generally are stated at amortized cost,  except bonds with ratings of NAIC
6 that are in or near default which are stated at the lower of amortized cost or
NAIC market value.  The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured  securities which are amortized using the  retrospective  method.
The effective yield used to determine amortization is calculated based on actual
historical  and  projected  future  cash  flows,   which  are  obtained  from  a
widely-accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments less than 90 days are considered cash equivalents.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial  instruments,  including forward contracts as a means of hedging  exposure to foreign  currency risk on existing assets and liabilities.  Hedge accounting is primarily used to account for derivatives.  To qualify  for hedge  accounting  the changes in value of the  derivative  must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation  between the derivative instruments and the hedged investment.

INVESTMENT GAINS AND LOSSES

Realized  investment  gains  and  losses  are  calculated  based  upon  specific identification of the investments sold and include specific  impairments.  Other than  temporary  impairments  are  determined  based on the continual  review of investment  portfolio  valuations.  These  gains and  losses,  except  for those transferred  to the  Interest  Maintenance  Reserve  (IMR),  are reported in net income.

                                       6

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In  compliance  with  regulatory  requirements,  the Company  maintains an Asset
Valuation  Reserve  (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments  carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments.
As of  December  31,  2001  and  2000,  the  AVR,  which  is  included  in other liabilities,  was  insignificant.  The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize  those  gains and  losses,  net of tax,  into  future  income  over the remaining  life of the  investments  sold. The IMR at December 31, 2001 and 2000 were in negative  positions at $(1.5) million and $(4.3)  million,  respectively and considered a non-admitted asset.

AGGREGATE RESERVES

Benefit  reserves for direct  individual  life insurance and individual  annuity products  have been  computed  based upon  mortality  and  interest  assumptions applicable to these  coverages.  Interest  rates range from 4.50% to 7.00%,  and
mortality   assumptions   reflect  standards   prescribed  by  state  regulatory
authorities.

Future  policy  benefits on accident and health  insurance are based on unearned premiums  computed on a pro rata basis.  The  Company  provides a liability  for accident and health claims which  represents an estimate of the ultimate cost of unpaid claims incurred  through  December 31 of each year.  Management  believes this  liability  will be  adequate to cover such costs;  however,  the  ultimate liability may be more or less than the estimated liability.

PREMIUMS AND DEPOSIT-TYPE FUNDS

Premiums and other  considerations  are recognized as revenues when due for life and health  products  and when  received  for  annuity  products.  Reserves  are established  for the portion of premiums that will be earned in future  periods.
Upon adoption of codification,  deposit-type  funds with life  contingencies are included in premiums and other considerations.

SEPARATE ACCOUNTS

The  separate  account  assets  and  liabilities   represent   segregated  funds
administered  and  invested  by the Company  for  purposes  of funding  variable annuity  contracts.  Amounts  assessed  to the  contractholders  for  management services are included in general  account  revenues.  The investment  income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at market value.  Net investment  income and realized  investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the  statement of  operations  with a  corresponding  offset  recorded in net transfers  to or (from)  separate  accounts.  An  operating  gain or loss is not recorded from these separate accounts.

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory  authorities  in the state of domicile.  A maximum of $1.7 million of statutory  surplus is  available in 2002 for  dividends  to CLIC  without  prior approval. The Company did not pay any dividends in 2001 or 2000.

                                       7

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

3.   CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS (CONTINUED)

The state of New York utilizes risk based capital (RBC)  requirements  developed by the NAIC as minimum  capital  requirements  to identify  companies that merit further  regulatory  action.  At December  31,  2001,  the Company had  adjusted capital in excess of amounts requiring any regulatory action.

In 2000,  CLIC  contributed  $10  million  as  additional  paid in  capital.  No additional paid in capital was contributed in 2001.

4.   INVESTMENTS

BONDS

-------------------------------------------------------------------------------
Bonds by investment type                                   Excess of book value
                                Book/Adjusted               over fair value (-)
        (in thousands)               Carrying       Fair                     or
                                        Value      Value   Fair value over book
                                                                      Value (+)
-------------------------------------------------------------------------------
DECEMBER 31, 2001
U.S. government agencies              $46,614    $46,986                   $372
Special revenue and special
     assessment obligations           103,412    104,411                  1,003
Public utilities                        8,000      8,034                     34
Industrial and miscellaneous          193,516    196,020                  2,504
-------------------------------------------------------------------------------
              Total Bonds            $351,541   $355,454                 $3,913
-------------------------------------------------------------------------------
DECEMBER 31, 2000
U.S. government agencies              $55,164    $55,939                   $775
Special revenue and special
     assessment obligations           109,007    111,296                  2,289
Public utilities                        3,009      2,960                    (49)
Industrial and miscellaneous          213,865    214,836                    972
-------------------------------------------------------------------------------
              Total Bonds            $381,045   $385,031                 $3,986
-------------------------------------------------------------------------------

Fair values are based upon  quoted  market  prices or, if quoted  prices are not available,  discounted  expected cash flows using market rates commensurate with the credit quality and maturity of the investment.  The statement value and fair value of bonds at December 31, 2001, by contractual  maturity,  are shown below.
Maturities of loan backed and  structured  securities  are based upon the period over which their repayments are expected.  Expected  maturities will differ from contractual  maturities  because  borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
Maturity Distribution
===============================================================================
                                           Statement                      Fair
(in thousands)                                 Value                     Value
-------------------------------------------------------------------------------
After year or less                           $38,482                   $39,264
After 1 year through 5 years                 190,343                   192,925
After 5 years through 10 years                70,058                    71,370
After 10 years                                52,658                    51,895
-------------------------------------------------------------------------------
                                            $351,541                  $355,454
-------------------------------------------------------------------------------

                                       8

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

4.   INVESTMENTS (CONTINUED)

Proceeds  from sales and  maturities  of bonds were  $287.6  million  and $287.8 million during 2001 and 2000, respectively. Gross gains of $6.2 million and $1.7 million in 2001 and 2000,  respectively,  and gross  losses of $2.2  million and
$9.8 million in 2001 and 2000, respectively, were realized on those sales.

The Company makes investments in  collateralized  mortgage  obligations  (CMOs).
CMOs typically have high credit  quality,  offer good  liquidity,  and provide a significant  advantage  in yield  and total  return  compared  to U.S.  Treasury securities.  The Company's investment strategy is to purchase CMO tranches which are protected  against  prepayment risk,  including planned  amortization  class tranches.  Prepayment  protected  tranches  are  preferred  because they provide stable  cash flows in a variety of interest  rate  scenarios.  The Company  does invest in other  types of CMO  tranches  if a  careful  assessment  indicates  a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000,  the Company held CMOs with a fair value of $27.1 million  and $46.1  million,  respectively.  As of  December  31, 2001 and 2000, approximately  48% and 48%,  respectively,  of the  Company's  CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $94.9  million and $115.3  million of GNMA,  FNMA or FHLMC  mortgage-backed securities  at December 31, 2001 and 2000,  respectively.  The Company also held
$60.2 million and $55.1 million of asset-backed  securities at December 31, 2001 and 2000, respectively.

The Company engages in securities  lending  whereby certain  securities from its portfolio  are  loaned to other  institutions  for short  periods  of time.  The
Company generally  receives cash collateral from the borrower in accordance with insurers' statutory  requirements,  and reinvests it in a short-term  investment pool. The loaned securities remain a recorded asset of the Company, however, the
Company records a liability for the amount of the collateral held,  representing its obligation to return the collateral related to these loaned  securities.  At
December 31, 2001, the Company held collateral of $39.3 million. The Company did not participate in securities lending in 2000.

The Company maintains Special Deposits for the benefit of its policyholders.  At
December 31, 2001 and 2000, these amounts were immaterial.

MORTGAGE LOANS ON REAL ESTATE

Investments in mortgage loans were purchased from Citicorp Mortgage, Inc. (CMI), an affiliate,  pursuant to a Mortgage Loan Purchase and Sale  Agreement.  In the
event of default by the borrower,  CMI has agreed to take back the related loans at current book value.  During 2000,  these  mortgages  were sold back to CMI at book  value,  which  approximates  fair  value.  There  are  no  mortgage  loans outstanding at December 31, 2001 and 2000.

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling
$9.9 million and $9.9 million at December 31, 2001 and 2000,  respectively.  The
Company  defines  medium  and  lower  quality  assets  in  accordance  with NAIC guidelines, which is NAIC 3-6.

The  Company  monitors  creditworthiness  of  counterparties  to  all  financial instruments by using controls that include  credit  approvals,  limits and other monitoring  procedures.  Collateral for bonds often includes  pledges of assets, including stock and other assets, guarantees and letters of credit.

                                       9

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

5.   LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2001,  the Company had $890 million of life and annuity  product deposit funds and reserves,  including  separate accounts  liabilities.  Of that total, $4 million is not subject to  discretionary  withdrawal based on contract terms and related market  conditions.  Of the remaining life and annuity related liabilities, $192 million are surrenderable at book value less surrender charges of 5% or more, $569 million are surrenderable at fair value and $125 million are surrenderable without charge

6.   REINSURANCE

The  Company  has  assumed  Group  Life  and  Accident  and  Health   (including
Credit)insurance  from other  companies  in areas  where the  Company had or has limited authority to write business.  A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses,  minimize exposure  to large  risks,  provide  capacity  for  future  growth and to effect business-sharing  arrangements.  Reinsurance is accomplished  primarily  through yearly renewable term  coinsurance.  The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:

        (in thousands)
        -------------------------------------------------------------
        Premiums                              2001           2000
        -------------------------------------------------------------
         Direct                          $  19,053          $  4,302
         Assumed                               682               493
         Ceded                              (1,431)           (2,518)
        -------------------------------------------------------------
        Total Net Premiums               $  18,304          $  2,277
        -------------------------------------------------------------

        Balance sheet impact:
         Aggregate reserves
           Assumed                       $     157          $    166
           Ceded                              (751)           (1,269)
        -------------------------------------------------------------

        Life insurance in force:
           Assumed                       $  30,101         $  34,196
           Ceded                          (174,894)         (209,689)
        -------------------------------------------------------------

                                       10

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.   TAXES

    --------------------------------------------------------------------------
    (in thousands)                                              2001     2000
    --------------------------------------------------------------------------

    Net gain from operations before federal income taxes     $17,276   $3,605
    Statutory tax rate                                            35%      35%
    --------------------------------------------------------------------------
    Expected tax                                               6,047    1,262
    Tax effect of:
    Other investment income                                      335       24
    Benefit, reinsurance and other reserves                   (1,265)     792
    Deferred acquisition costs                                  (169)    (484)
    Other                                                         87       51
    --------------------------------------------------------------------------
    Federal income taxes incurred                            $ 5,035   $1,645
    --------------------------------------------------------------------------

    Effective tax rate                                            29%      46%
    --------------------------------------------------------------------------

The Company's  Federal income tax return is  consolidated  with its parent CLIC.
The method of  allocation is subject to written  agreement.  Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

8.   RELATED PARTY TRANSACTIONS

The Company has entered into various  service  contracts with  affiliates of the
Company which cover management, investment, and information processing services.
Expenses incurred under such agreements were  insignificant in 2001 and 2000. As of December  31, 2001 and 2000,  the  Company had $3.3  million of  intercompany payables, which are settled monthly.

The Company  utilizes  the services of Citicorp  Insurance  Services,  Inc.,  an affiliate,  to provide  administration  of the credit insurance  business.  This amount was insignificant in 2001 and 2000.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including interest rate swaps and forward  contracts  as a means of hedging  exposure to foreign  currency and
interest  rate  risk  on  anticipated   transactions   or  existing  assets  and
liabilities.  The  Company  does not hold or issue  derivative  instruments  for trading purposes.

These derivative financial  instruments have  off-balance-sheet  risk. Financial instruments with off-balance-sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount  recognized in the balance sheet.
The  contract or  notional  amounts of these  instruments  reflect the extent of involvement  the  Company has in a  particular  class of  financial  instrument.
However,  the maximum loss of cash flow associated with these instruments can be less than these amounts.  For interest rate swaps and forward contracts,  credit risk is  limited to the amount  that it would  cost the  Company to replace  the contracts.

The Company  monitors  creditworthiness  of  counterparties  to these  financial instruments  by using  criteria  of  acceptable  risk that are  consistent  with on-balance-sheet  financial instruments.  The controls include credit approvals, limits and other monitoring procedures.

                                       11

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

9.   DERIVATIVE  FINANCIAL  INSTRUMENTS AND FAIR VALUE OF FINANCIAL  INSTRUMENTS
     (CONTINUED)

Forward  contracts are used on an ongoing basis to hedge the Company's  exposure
to  foreign   currency   exchange  rates  that  results  from  direct   currency
investments.  To hedge against adverse  changes in exchange  rates,  the Company enters  contracts  to exchange  foreign  currency  for U.S.  dollars  with major financial institutions.  These contracts cannot be settled prior to maturity. At the maturity date, the Company must purchase the foreign  currency  necessary to settle the contracts.

Forward  contracts and interest rate swaps were not  significant at December 31,
2001 and 2000. The off-balance sheet risk of these financial instruments was not material at December 31, 2001 or 2000.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company  uses  various  financial  instruments  in the normal  course of its business.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2001 and 2000,  investments in bonds have a fair value of $355.5 million and $385.0  million,  and a carrying  value of $351.5 million and $381.0 million, respectively.

The carrying  value of $48.5  million and $5.1 million of financial  instruments classified as other liabilities also approximates  their fair values at December
31, 2001 and 2000, respectively.  Fair value is determined using various methods including  discounted  cash flows and carrying  value,  as  appropriate  for the various financial instruments.

The carrying values of cash on hand and on deposit,  short-term  investments and investment income due and accrued approximate their fair values.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the normal course of business,  the Company is a defendant or  codefendant in various litigation matters.  Although there can be no assurances, as of December
31, 2001, the Company believes,  based on information currently available,  that the ultimate resolution of these legal proceedings would not be likely to have a material  adverse  effect on its results of operations,  financial  condition or liquidity.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

See Note 9.

                                       12

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Investment income earned
   Government bonds                                             $ 2,440
   Other bonds (unaffiliated)                                    22,462
   Bonds of affiliates                                               --
   Preferred stocks (unaffiliated)                                    1
   Preferred stocks of affiliates                                    --
   Common stocks (unaffiliated)                                      --
   Common stocks of affiliates                                       --
   Mortgage loans                                                    --
   Real estate
   Premium notes, policy loans and liens                             --
   Cash on hand and on deposit                                      429
   Short-term investments                                           353
   Other invested assets                                             --
   Derivative instruments                                            --
   Aggregate write-ins for investment income                         --
                                                                -------
       Gross investment income                                  $25,685
                                                                =======

Real estate owned -- book value less encumbrances               $    --

Mortgage loans - book value
    Farm mortgages                                              $    --
    Residential mortgages                                            --
    Commercial mortgages                                             --
                                                                -------
        Total mortgage loans                                    $    --
                                                                =======

Mortgage loans by standing - book value
   Good standing                                                $    --
   Good standing with restructured terms                             --
   Interest overdue more than 90 days, not in foreclosure            --
   Foreclosure in process                                            --

Other long-term assets -- statement value                       $    --

Bonds and stocks of parents, subsidiaries and affiliates -- book value
   Bonds                                                        $    --
   Preferred stocks                                             $    --
   Common stocks                                                $    --

See accompanying Independent Auditors' Report

                                       13

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
   By maturity - statement value
       Due within one year or less                                $     48,930
       Over 1 year through 5 years                                     190,343
       Over 5 years through 10 years                                    70,058
       Over 10 years through 20 years                                   22,050
       Over 20 years                                                    30,609
                                                                  -------------
            Total by maturity                                     $    361,990
                                                                  =============
   By class - statement value
        Class 1                                                   $    266,175
        Class 2                                                         85,883
        Class 3                                                          8,726
        Class 4                                                          1,103
        Class 5                                                             98
        Class 6                                                              5
                                                                  -------------
             Total by class                                       $    361,990
                                                                  =============

   Total publicly traded                                          $    315,819
   Total privately placed                                         $     46,171
Preferred stocks -- statement value                               $         --
Common stocks -- fair value                                       $          1
Short-term investments -- book value                              $     10,449
Options, caps & floors owned -- statement value                   $         --
Options, caps & floors written and in force -- statement value    $         --
Collar, swap & forward agreements open -- statement value         $         --
Futures contracts open -- current value                           $         --
Cash on deposit                                                   $     47,416

Life insurance in force:
   Industrial                                                     $         --
   Ordinary                                                       $    129,334
   Credit life                                                    $    194,812
   Group life                                                     $     45,560

Amount of accidental death insurance in force under
   Ordinary policies                                              $         --

Life insurance policies with disability provisions in force:
   Industrial                                                     $         --
   Ordinary                                                       $         --
   Credit life                                                    $         --
   Group life                                                     $         --

Supplemental contracts in force:
   Ordinary -- not involving life contingencies
       Amount on deposit                                          $         --
       Income payable                                             $         --

                                       14

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Ordinary -- involving life contingencies
       Income payable                                             $         --

   Group -- not involving life contingencies
       Amount of deposit                                          $         --
       Income payable                                             $         --

   Group -- involving life contingencies
       Income payable                                             $         --

Annuities:
   Ordinary
       Immediate -- amount of income payable                      $        552
       Deferred -- fully paid account balance                     $        902
       Deferred -- not fully paid account balance                 $      3,199

   Group
       Amount of income payable                                   $         --
       Fully paid account balance                                 $         --
       Not fully paid account balance                             $         --

Accident and health insurance -- premiums in force
       Ordinary                                                   $         --
       Group                                                      $         --
       Credit                                                     $        107

Deposit funds and dividend accumulations
   Deposit funds -- account balance                               $         --
   Dividend accumulations -- account balance                      $         --

Claim payments 2001
   Group accident and health
       2001                                                       $         --
       2000                                                       $         --
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

   Other accident and health
       2001                                                       $         --
       2000                                                       $         --
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

See accompanying Independent Auditors' Report

                                       15

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2001 (statutory basis)
                                 (in thousands)
                               ------------------

   Other coverages that use development methods to calculate claim reserves
       2001                                                       $         --
       2000                                                       $          1
       1999                                                       $         --
       1998                                                       $         --
       1997                                                       $         --
       Prior                                                      $         --

See accompanying Independent Auditors' Report

                                       16

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

                                                          [Graphic Appears Here]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                                   Due April 1
                      For the year ended December 31, 2001
                  Of The FIRST CITICORP LIFE INSURANCE COMPANY
                         Address: New York NY 10001-2403
NAIC Group Code..0041 NAIC Company Code..92746 Employer's ID Number..13-3078429

The Investment Risks  Interrogatories  are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the  following  interrogatories  by stating the  applicable  U.S.  dollar amounts and percentages of the reporting  entity's total admitted assets held in that category of investments as shown on the Summary  Investment  Schedule.  All reporting  entities  must  answer  interrogatories  1,  2,  3,  4,  11  and,  if applicable,  20 through  24.  Answer  each of the  interrogatories  5 through 19
(except  11) only if the  reporting  entity's  aggregate  holding  in the  gross investment  category addressed in that  interrogatory  equals or exceeds 2.5% of the reporting  entity's total admitted  assets.  For Life,  Health and Fraternal blanks, responses are to exclude Separate Accounts.

1.   State the reporting entity's total admitted assets as reported on Page 2 of this annual $414,888,306 statement.

2.   State  by  investment  category  the  10  largest  exposures  to  a  single issuer/borrower/investment,  excluding  U.S.  government,  U.S.  government agency  securities and those U.S.  government  money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt,  property occupied by the company and policy loans.

                      1                          2                    3
                                                             Percentage of Total
              Investment Category              Amount          Admitted Assets
              -------------------              ------        -------------------
     2.01   Windmill Funding Corp CP ...    $ 9,998,988                  2.410%
     2.02   New Castle .................    $ 9,987,989                  2.407%
     2.03   Nestle Cap Corp CP2 ........    $ 8,993,856                  2.168%
     2.04   Textron Fin Corp Nt ........    $ 8,987,304                  2.166%
     2.05   CIT Marine Tr ..............    $ 7,551,447                  1.820%
     2.06   Peachtree Franchise ........    $ 6,982,113                  1.683%
     2.07   GM Accep Corp Deb ..........    $ 6,879,904                  1.658%
     2.08   Waterside Ln Tr Jr Nt A ....    $ 6,016,000                  1.450%
     2.09   Gemstone Inv Ltd Nt ........    $ 6,000,000                  1.446%
     2.10   The Gap Inc Nt .............    $ 5,998,701                  1.446%

3.   State the amounts and percentages of the reporting  entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

            Bonds                                1                    2
            -----
     3.01   NAIC-1 .....................    $266,175,116             64.156%
     3.02   NAIC-2 .....................    $ 85,883,487             20.700%
     3.03   NAIC-3 .....................    $  8,726,352              2.103%
     3.04   NAIC-4 .....................    $  1,102,618              0.266%
     3.05   NAIC-5 .....................    $     97,560              0.024%
     3.06   NAIC-6 .....................    $      4,655              0.001%

            Preferred Stocks                     3                    4
            ----------------
     3.07   P/RP-1 .....................    $-----------              0.000%
     3.08   P/RP-2 .....................    $-----------              0.000%
     3.09   P/RP-3 .....................    $-----------              0.000%
     3.10   P/RP-4 .....................    $-----------              0.000%
     3.11   P/RP-5 .....................    $-----------              0.000%
     3.12   P/RP-6 .....................    $-----------              0.000%

4.   State the amounts and percentages of the reporting  entity's total admitted assets  held in foreign  investments  (regardless  of whether  there is any foreign currency  exposure) and unhedged foreign currency exposure (defined as the statement  value of investments  denominated  in foreign  currencies which  are  not  hedged  by  financial  instruments  qualifying  for  hedge accounting as specified in SSAP No. 31 - Derivative Instruments), including

     (4.01) foreign-currency-denominated investments of             $--------
     (4.02) supporting insurance liabilities denominated in
     that same foreign currency of                                  $--------
     and excluding (4.03) Canadian investments and currency
     exposure of                                                    $--------

     Assets held in foreign investments less than 2.5% of the
     reporting entity's total admitted assets, therefore detail
     not required for interrogatories 5 - 10. (4.04)            Yes [ ]  No [X]

                                       17

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                         1               2
     5.01   Countries rated NAIC-1 .......          $17,993,080        4.337%
     5.02   Countries rated NAIC-2 .......          $----------        -----%
     5.03   Countries rated NAIC-3 or below         $----------        -----%

6.   Two largest foreign investment  exposures to a single country,  categorized by the country's NAIC sovereign rating:

                                                          1             2
            Countries rated NAIC-1:
     6.01   Country: UNITED KINGDOM ......           $7,998,460        1.928%
     6.02   Country: CAYMAN ISLANDS ......           $6,000,000        1.446%
            Countries rated NAIC-2:
     6.03   Country: .....................           $---------        -----%
     6.04   Country: .....................           $---------        -----%
            Countries rated NAIC-3 or below:
     6.05   Country: .....................           $---------        -----%
     6.06   Country: .....................           $---------        -----%

                                                          1             2

7.   Aggregate unhedged foreign currency exposure    $---------        -----%

8.   Aggregate unhedged foreign currency exposure  categorized by NAIC sovereign rating:

     8.01   Countries rated NAIC-1 .......           $---------        -----%
     8.02   Countries rated NAIC-2 .......           $---------        -----%
     8.03   Countries rated NAIC-3 or below          $---------        -----%

9.   Two  largest  unhedged  foreign  currency  exposures  to a single  country, categorized by the country's NAIC sovereign rating:

                                                           1             2
            Countries rated NAIC-1:
     9.01   Country: .....................           $---------        -----%
     9.02   Country: .....................           $---------        -----%
            Countries rated NAIC-2:
     9.03   Country: .....................           $---------        -----%
     9.04   Country: .....................           $---------        -----%
            Countries rated NAIC-3 or below:
     9.05   Country: .....................           $---------        -----%
     9.06   Country: .....................           $---------        -----%

10.  List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

                1                                          2              3
     10.01  NAIC rating: 2 ...............           $6,000,000        1.446%
     10.02  NAIC rating: 2 ...............           $4,998,460        1.205%
     10.03  NAIC rating: 2 ...............           $3,994,620        0.963%
     10.04  NAIC rating: 3 ...............           $3,000,000        0.723%
     10.05  NAIC rating: .................           $---------        ----%
     10.06  NAIC rating: .................           $---------        ----%
     10.07  NAIC rating: .................           $---------        ----%
     10.08  NAIC rating: .................           $---------        ----%
     10.09  NAIC rating: .................           $---------        ----%
     10.10  NAIC rating: .................           $---------        ----%

                                       18

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

11.  State the amounts and percentages of the reporting  entity's total admitted assets held in Canadian investments and
     unhedged Canadian currency exposure, including
     Canadian-currency-denominated investments of (11.01)             $
     supporting Canadian-denominated insurance
     liabilities of (11.02)                                           $

     Assets held in Canadian investments less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatory 12. (11.03)          Yes [X]  No [ ]

12.  Aggregate Canadian investment exposure:               1              2

      12.01 Canadian investments                     $---------        ----%
      12.02 Unhedged Canadian currency exposure      $---------        ----%

13.  State the aggregate amounts and percentages of the reporting entity's total admitted assets held in investments  with  contractual  sales  restrictions
     (defined as investments having  restrictions that prevent  investments from being sold within 90 days).

     Assets held in investments with contractual sales
     restrictions less than 2.5% of the reporting entity's
     total admitted assets, therefore detail not required
     for interrogatory 13.                                     Yes [X]  No [ ]

                         1                                 2              3

     13.01 Aggregate statement value of investments
           with contractual sales restrictions       $---------            %

     Largest 3 investments with contractual
     sales restrictions:

     13.02 ...............................           $---------        ----%
     13.03 ...............................           $---------        ----%
     13.04 ...............................           $---------        ----%

14.  State the amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the
     Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

     Assets held in equity interests less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 14.                   Yes [ ] No [X]

                     1                                     2              3
            Investment Category
            -------------------
      14.01 ..............................           $---------        ----%
      14.02 ..............................           $---------        ----%
      14.03 ..............................           $---------        ----%
      14.04 ..............................           $---------        ----%
      14.05 ..............................           $---------        ----%
      14.06 ..............................           $---------        ----%
      14.07 ..............................           $---------        ----%
      14.08 ..............................           $---------        ----%
      14.09 ..............................           $---------        ----%
      14.10 ..............................           $---------        ----%

15.  State the amounts and percentages of the reporting
     entity's total admitted assets held in nonaffiliated,
     privately placed equities (included in other equity
     securities) and excluding securities eligible for sale
     under Securities Exchange Commission (SEC) Rule 144a or
     SEC Rule 144 without volume restrictions.

     Assets held in nonaffiliated, privately placed equities
     less than 2.5% of the reporting entity's total admitted
     assets, therefore detail not required for interrogatory
     15.                                                         Yes [X] No [ ]

                             19

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

  SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                       1                                   2              3

      15.01 Aggregate statement value of investments
            held in nonaffiliated, privately
            placed equities ...............          $---------        ----%
            Largest 3 investments held in nonaffiliated,
            privately placed equities:
      15.02 ...............................          $---------        ----%
      15.03 ...............................          $---------        ----%
      15.04 ...............................          $---------        ----%

16.  State the amounts and percentages of the reporting
     entity's total admitted assets held in general
     partnership interests (included in other equity
     securities).

     Assets held in general partnership interests less than
     2.5% of the reporting entity's total admitted assets,
     therefore detail not required for interrogatory 16.        Yes [X]  No [ ]

                      1                                    2              3

     16.01 Aggregate statement value of investments held in
           general partnership interests ..          $---------        ----%
           Largest 3 investments with contractual sales
           restrictions:
     16.02 ................................          $---------        ----%
     16.03 ................................          $---------        ----%
     16.04 ................................          $---------        ----%

17.  With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Mortgage loans reported in Schedule B less than 2.5% of
     the reporting entity's total admitted assets, therefore
     detail not required for interrogatories 17 and 18.         Yes [ ]  No [X]

     Each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                    1                                      2              3
     Type (Residential, Commercial, Agricultural)
     --------------------------------------------
     17.01 ................................          $---------        ----%
     17.02 ................................          $---------        ----%
     17.03 ................................          $---------        ----%
     17.04 ................................          $---------        ----%
     17.05 ................................          $---------        ----%
     17.06 ................................          $---------        ----%
     17.07 ................................          $---------        ----%
     17.08 ................................          $---------        ----%
     17.09 ................................          $---------        ----%
     17.10 ................................          $---------        ----%

 18.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as
      of the annual statement
      date:

      Loan-to-Value        Residential        Commercial       Agricultural
      -------------        -----------        ----------       ------------
                            1       2         3       4          5      6
      18.01 above 95% .. $------  -----%   $------  -----%   $------  -----%
      18.02 91% to 95% . $------  -----%   $------  -----%   $------  -----%
      18.02 81% to 90% . $------  -----%   $------  -----%   $------  -----%
      18.04 71% to 80% . $------  -----%   $------  -----%   $------  -----%
      18.05 below 70% .. $------  -----%   $------  -----%   $------  -----%

                                       20

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

                                                                 1         2
    18.06   Construction loans ............................ $----------  -----%
    18.07   Mortgage loans over 90 days past due .......... $----------  -----%
    18.08   Mortgage loans in the process of foreclosure .. $----------  -----%
    18.09   Mortgage loans foreclosed ..................... $----------  -----%
    18.10   Restructured mortgage loans ................... $----------  -----%

19.  State the amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A, excluding property occupied by the company.
     Assets held in each of the five largest investments in
     one parcel or group of contiguous parcels of real
     estate reported in Schedule A less than 2.5% of the
     reporting entity's total admitted assets, therefore
     detail not required for interrogatory 19.                 Yes [X]  No [ ]

                  1                                        2          3
     19.01 ......................................   $----------     ------%
     19.02 ......................................   $----------     ------%
     19.03 ......................................   $----------     ------%
     19.04 ......................................   $----------     ------%
     19.05 ......................................   $----------     ------%

20.  State the amounts and percentages of the reporting
     entity's total admitted assets subject to the following
     types of agreements:

                                                              At Year-End             At End of Each Quarter
                                                              -----------             ----------------------
                                                                                   1st Qtr   2nd Qtr    3rd Qtr
                                                                1            2         3        4         5
     20.01   Securities lending (do not include assets
             held as collateral for such transactions)     $39,254,880    9.462%   $-------   $------  $-------
     20.02   Repurchase agreements                         $----------    -----%   $-------   $------  $-------
     20.03   Reverse repurchase agreements                 $----------    -----%   $-------   $------  $-------
     20.04   Dollar repurchase agreements                  $----------    -----%   $-------   $------  $-------
     20.05   Dollar reverse repurchase agreements          $1,925,675     0.464%   $-------   $------  $-------

 21.  State the amounts and percentages
      indicated below for warrants not
      attached to other financial
      instruments, options,
      caps, and floors:

                                                                      Owned                  Written
                                                                      -----                   -------
                                                                1            2                  3         4
      21.01  Hedging ..................................   $-----------  -------%              $-----------  -------%
      21.02  Income generation ........................   $-----------  -------%              $-----------  -------%
      21.03  Other ....................................   $-----------  -------%              $-----------  -------%

 22.  State the amounts and percentages indicated below of potential exposure (defined as the amount determined in
      accordance with the NAIC Annual Statement
      Instructions) for collars, swaps, and forwards:

                                                              At Year-End               At End of Each Quarter
                                                              -----------               ----------------------
                                                                                    1st Qtr     2nd Qtr    3rd Qtr
                                                                1            2         3           4         5
     22.01   Hedging ..................................    $----------  -------%   $--------   $--------  $--------
     22.02   Income generation ........................    $----------  -------%   $--------   $--------  $--------
     22.03   Replications .............................    $----------  -------%   $--------   $--------  $--------
     22.04   Other ....................................    $----------  -------%   $--------   $--------  $--------

                                       21

Annual Statement for the year 2001 of the FIRST CITICORP LIFE INSURANCE COMPANY

            SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (continued)

 23.  State the amounts and percentages indicated below of potential exposure (defined as the amount determined in
      accordance with the NAIC Annual Statement
      Instructions) for futures contracts:

                                                              At Year-End               At End of Each Quarter
                                                              -----------               ----------------------
                                                                                    1st Qtr     2nd Qtr    3rd Qtr
                                                                1            2         3           4         5
     23.01   Hedging ..................................    $----------  -------%   $--------   $--------  $--------
     23.02   Income generation ........................    $----------  -------%   $--------   $--------  $--------
     23.03   Replications .............................    $----------  -------%   $--------   $--------  $--------
     23.04   Other ....................................    $----------  -------%   $--------   $--------  $--------

 24.  State the amounts and percentages of 10 largest investments included in the Write-ins for Invested Assets category
      included on the Summary Investment Schedule:

                 1                                        2            3
     24.01 .......................................  $-----------    -------%
     24.02 .......................................  $-----------    -------%
     24.03 .......................................  $-----------    -------%
     24.04 .......................................  $-----------    -------%
     24.05 .......................................  $-----------    -------%
     24.06 .......................................  $-----------    -------%
     24.07 .......................................  $-----------    -------%
     24.08 .......................................  $-----------    -------%
     24.09 .......................................  $-----------    -------%
     24.10 .......................................  $-----------    -------%

                                       22

 Annual Statement for the year 2001 of th FIRST CITICORP LIFE INSURANCE COMPANY
                           SUMMARY INVESTMENT SCHEDULE

                                                                                                       Admitted Assets as Reported
                                                                             Gross Investment Holdings   in the Annual Statement
                                                                             -------------------------   -----------------------
                                                                                    1         2            3          4
                    Investment Categories                                         Amount   Percentage    Amount   Percentage
                    ---------------------                                         ------   ----------    ------   ----------
 1. Bonds:

    1.1  U.S. treasury securities ..........................................   43,260,398    10.5      43,260,398   10.5

    1.2  U.S. government agency and corporate obligations
        (excluding mortgage-backed securities):

         1.21  Issued by U.S. government agencies ..........................                  0.0                    0.0

         1.22  Issued by U.S. government sponsored agencies ................                  0.0                    0.0

    1.3  Foreign government (including Canada, excluding
         mortgage-backed securities) .......................................                  0.0                    0.0

    1.4  Securities issued by states, territories and possessions and political subdivisions in the U.S.:

         1.41  States, territories and possessions general obligations .....                  0.0                    0.0

         1.42  Political subdivisions of states, territories &
               possessions & political subdivisions general obligations ....                  0.0                    0.0

         1.43  Revenue and assessment obligations ..........................                  0.0                    0.0

         1.44  Industrial development and similar obligations ..............                  0.0                    0.0

    1.5  Mortgage-backed securities (includes residential and
         commercial MBS):

         1.51  Pass-through securities:

               1.511  Guaranteed by GNMA ...................................    3,353,378     0.8      3,353,378     0.8

               1.512  Issued by FNMA and FHLMC .............................   90,389,309    22.0     90,389,389    22.0

               1.513  Privately issued .....................................                  0.0                    0.0

         1.52  CMOs and REMICs:

               1.521  Issued by FNMA and FHLMC .............................   13,022,169     3.2     13,022,169     3.2

               1.522  Privately issued and collateralized by MBS issued
                      or guaranteed by GNMA, FNMA or FHLMC .................                  0.0                    0.0

               1.523  All other privately issued ...........................   13,481,833     3.3     13,481,833     3.3

 2.  Other debt and other fixed income securities (excluding short-term):

     2.1  Unaffiliated domestic securities (includes credit tenant loans
          rated by the SVO) ................................................  166,143,328    40.4    166,143,328    40.4

     2.2  Unaffiliated foreign securities ..................................   21,890,852     5.3     21,890,852     5.3

     2.3  Affiliated securities ............................................                  0.0                    0.0

 3.  Equity interests:

     3.1  Investments in mutual funds ......................................                  0.0                    0.0

     3.2  Preferred stocks:

          3.21  Affiliated .................................................                  0.0                    0.0

          3.22  Unaffiliated ...............................................                  0.0                    0.0

     3.3  Publicly traded equity securities (excluding preferred stocks):

          3.31  Affiliated .................................................                  0.0                    0.0

          3.32  Unaffiliated ...............................................        1,200     0.0          1,200     0.0

     3.4  Other equity securities:

          3.41 Affiliated ..................................................                  0.0                    0.0

          3.42 Unaffiliated ................................................                  0.0                    0.0

     3.5  Other equity interests including tangible personal property under lease:

          3.51 Affiliated ..................................................                  0.0                    0.0

          3.52 Unaffiliated ................................................                  0.0                    0.0

 4.  Mortgage loans:

     4.1  Construction and land development ................................                  0.0                    0.0

     4.2  Agricultural .....................................................                  0.0                    0.0

     4.3  Single family residential properties .............................                  0.0                    0.0

     4.4  Multifamily residential properties ...............................                  0.0                    0.0

     4.5  Commercial loans .................................................                  0.0                    0.0

 5.  Real estate investments:

     5.1  Property occupied by company .....................................                  0.0                    0.0

     5.2  Property held for production of income (includes $ 0 of
          property acquired in satisfaction of debt) .......................                  0.0                    0.0

     5.3  Property held for sale ($ 0 including property acquired in
          satisfaction of debt) ............................................                  0.0                    0.0

 6.  Policy loans ..........................................................                  0.0                    0.0

 7.  Receivables for securities ............................................    2,152,990     0.5       2,152,990    0.5

 8.  Cash and short-term investments .......................................   57,864,885    14.1      57,864,886   14.1

 9.  Other invested assets .................................................                  0.0                    0.0

10.  Total invested assets .................................................  411,560,342   100.0     411,560,343  100.0

                                       23

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

       The financial statements of the Registrant and the Report of Independent
       Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 2001
              Statement of Operations for the year ended December 31, 2001
              Statement of Changes in Net Assets for the years ended December
              31, 2001 and 2000
              Notes to Financial Statements Statement of Investments as of
              December 31, 2001

       The statutory financial statements and schedules of First Citicorp Life
       Insurance Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

              Balance Sheets (statutory basis) as of December 31, 2001 and 2000
              Statements of Operations (statutory basis) for the years ended
              December 31, 2001 and 2000
              Statement of Changes in Capital and Surplus (statutory basis)
              for the years ended December 31, 2001 and 2000
              Statements of Cash Flows (statutory basis) for the years ended
              December 31, 2001 and 2000
              Notes to Financial Statements (statutory basis)
              Supplemental Schedule of Selected Financial Data (statutory basis)
               as of and for the year ended December 31, 2001
              Summary Investment Schedule
              Supplemental Investment Risk Interrogatories

(b)    Exhibits

(1)    Certified resolution of the board of directors of First Citicorp Life
       Insurance Company (the "Company") establishing First Citicorp Life
       Variable Annuity Separate Account (the "Separate Account").*

(2)    Not Applicable.

(3)    Distribution and Principal Underwriting Agreement among the Company, the
       Separate Account and Travelers Distribution LLC. (incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the
       Registration Statement on Form N-4 filed April 28, 2001.)

(4)    (a)    Contract Form.**

(5)    Contract Application.**

(6)    (a)    Certificate of Incorporation of the Company.*
       (b)    By-Laws of the Company.*

                                      C-1

(7)    None.

(8)    (a)    Participation Agreement Among MFS Variable Insurance Trust, First
              Citicorp Life Insurance Company and Massachusetts Financial
              Services Company.***
       (b)    Participation Agreement By and Among AIM Variable Insurance Funds,
              Inc. and First Citicorp Life Insurance Company, on Behalf of
              Itself and First Citicorp Life Variable Annuity Separate
              Account.***
       (c)    Participation Agreement Among CitiFunds and First Citicorp Life
              Insurance Company.***
       (d)    Participation Agreement Between Variable Annuity Portfolios and
              First Citicorp Life Insurance Company.***
       (e)    Administrative Services Agreement between Citicorp Insurance
              Services, Inc. and First Citicorp Life Insurance Company with
              Addendums.*
       (f)    Participation Agreement Among First Citicorp Life Insurance
              Company, First Citicorp Life Variable Annuity Separate Account and
              The Travelers Series Trust, High Yield Bond Trust and Money Market
              Portfolio. (Incorporated herein by reference to Exhibit 8(f) to
              Post-Effective Amendment No. 3 to the Registration Statement on
              Form N-4, File No. 333-71379 filed April 26, 2001.)

(9)    Opinion and Consent of Catherine S. Mulholland, Esq.*****

(10)   Consent of KPMG LLP, Independent Auditors filed herewith.

(11)   Not Applicable.

(12)   None.

(13)   Schedule for Computation of Each Performance Calculation.****

(14)   Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W.
       Desch, George C. Kokulis, Glenn D. Lammey, Alice B. Leopold-Benintendi,
       Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W.
       Walbridge. (Incorporated herein by reference to Exhibit 14 to
       Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
       File No. 333-71377 filed April 27, 2001.)

(14)   Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston filed herewith.

*     Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 2 to the Registration Statement filed with the Securities and
Exchange Commission via Edgarlink on April 29, 1996 (File 33-83354)

**    Incorporated herein by reference to the registrant's Pre-Effective
Amendment No. 1 to the Registration Statement filed with the Securities and
Exchange Commission via Edgarlink on April 6, 1999 (File 333-71377).

                                      C-2

***   Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 3 to the Registration Statement filed with the Securities and
Exchange Commission via Edgarlink on November 8, 1996 (File 33-83354).

****  Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 5 to the Registration Statement filed with the Securities and
Exchange Commission via Edgarlink on April 29, 1997 (File 33-83354).

***** Incorporated herein by reference to the registrant's Post-Effective
Amendment No. 8 to the Registration Statement filed with the Securities and
Exchange Commission via Edgarlink on January 29, 1999 (File 333-71377).

Item 25. DIRECTORS AND OFFICERS OF THE COMPANY.

DIRECTORS**
Frederick W. Bradley, Jr.    Elizabeth C. Craig
Sue B. Dorn                  George C. Kokulis
Glenn D. Lammey,             Alice B. Leopold-Benintendi
Marla Berman Lewitus,        Kathleen A. Preston
Frederic W. Thomas, Jr.      John M. Walbridge
David A. Tyson

OFFICERS
George C. Kokulis**          President and Chief Executive Officer
Glenn D. Lammey**            Chief Financial Officer
Kathleen A. Preston**        Executive Vice President
Peter Black Dahlberg***      Executive Vice President
Marla Berman Lewitus**       Senior Vice President and General Counsel
Madelyn J. Lankton**         Senior Vice President and Chief Information Officer
David A. Tyson**             Senior Vice President
F. Denney Voss****           Senior Vice President
Gary Condon*                 Vice President
David A. Golino**            Vice President and Controller
Donald R. Munson, Jr.**      Vice President
George A. Ryan**             Vice President
Elliot Wohl*                 Vice President
Linn K. Richardson**         Second Vice President and Actuary
Ernest J. Wright**           Vice President and Secretary
Kathleen A. McGah**          Assistant Secretary

Principal Business Address:

*     334 West 34th Street, New York, New York 10011

**    One Tower Square, Hartford, CT 06183

****  307 W. 7th Street, Fort Worth, TX 76102

***** 399 Park Avenue, New York, NY 10048

                                      C-3

ITEM 26.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR
              OR REGISTRANT

ORGANIZATION CHART

                                   CITIGROUP
                             (Delaware Corporation)
                            -----------------------
                                      100%
                            -----------------------
                            CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                            -----------------------
                                      100%
                            -----------------------
                               CITIBANK DELAWARE
                             (Delaware Corporation)
                            -----------------------

           100%
---------------------------
CITICORP LIFE
INSURANCE COMPANY
(Arizona Corporation)
---------------------------
           100%                                                    100%
---------------------------                               ----------------------
FIRST CITICORP LIFE                                       CITICORP ASSURANCE CO
INSURANCE COMPANY                                         (Delaware Corporation)
(New York Corporation)

                                      C-4

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2002 there were 3,008 contract owners.

ITEM 28. INDEMNIFICATION

       The Bylaws of First Citicorp Life Insurance Company provide in Article
VIII as follows:

       (a)    The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

       (b)    The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the
Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the
Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Tower Square
       Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV
for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The
Travelers Separate Account PF for Variable Annuities, The Travelers Separate
Account PF II for Variable Annuities, The Travelers Separate Account QP for
Variable Annuities, The Travelers Separate Account TM for Variable Annuities,
The Travelers Separate Account TM II for Variable Annuities, The Travelers
Separate Account Five for Variable Annuities, The Travelers Separate Account Six
for Variable Annuities, The Travelers Separate Account Seven for Variable
Annuities, The Travelers Separate Account Eight for Variable Annuities, The
Travelers Separate Account Nine for Variable Annuities, The Travelers Separate
Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life
Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers
Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance
Separate Account One, The Travelers Variable Life Insurance Separate Account
Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers
Variable Life Insurance Separate Account Four, The Travelers Separate Account
MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income
Stock Account for Variable Annuities, The Travelers Quality Bond Account for
Variable Annuities, The Travelers Money Market Account for Variable Annuities,
The Travelers Timed Growth and Income Stock Account for Variable Annuities, The
Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers
Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable
Annuity Separate Account.

(b)    Name and Principal          Positions and Offices
       Business Address*           With Underwriter
       ------------------          ---------------------

       Kathleen A. Preston         Board of Manager
       Glenn D. Lammey             Board of Manager
       William F. Scully III       Board of Manager and Vice President
       Donald R. Munson, Jr.       Board of Manager, President, Chief
                                   Executive Officer and Chief Operating Officer
       Anthony Cocolla             Vice President
       Tim W. Still                Vice President
       John M. Laverty             Treasurer and Chief Financial Officer
       Ernest J. Wright            Secretary
       Kathleen A. McGah           Assistant Secretary
       William D. Wilcox           Assistant Secretary
       Ernest J. Wright            Assistant Secretary
       Alison K. George            Chief Compliance Officer
       John J. Williams, Jr.       Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT
06183

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

       All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street, New York, New
York and One Tower Square, Hartford, Connecticut.

                                      C-5

ITEM 31.      MANAGEMENT SERVICES

              Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

       (a)    The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

       (b)    The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

       (c)    The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

       (d)    The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life
Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4)
of that letter will be complied with.

       (e)    First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                      C-6

                                   SIGNATURES
                                   ----------

As  required by the  Securities  Act of 1933 and the  Investment  Company Act of
1940, the Registrant  certifies  that it meets the  requirements  Securities Act
Rule 485(b) for effectiveness of this amendment to this  Registration  Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut,  on
this 29th day of April, 2002.

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                     FIRST CITICORP LIFE INSURANCE COMPANY
                                  (Depositor)

                                    By:*GLENN D. LAMMEY
                                       ------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,

                                      C-7

As required by the Securities Act of 1933, this registration  statement has been signed by the following  persons in the capacities  indicated on the 29th day of
April 2002.

*FREDERICK W. BRADLEY, JR.              Director
-------------------------------
  (Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG.                    Director
-------------------------------
  (Elizabeth C. Craig)

*SUE B. DORN                            Director
-------------------------------
  (Sue B. Dorn)

*GEORGE C. KOKULIS                      Director, President and
-------------------------------         Chief Executive Officer
  (George C. Kokulis)                   (Principal Executive Officer)

*GLENN D. LAMMEY                        Director, Chief Financial Officer,
-------------------------------         (Principal Financial Officer)
  (Glenn D. Lammey)

*ALICE B. LEOPOLD-BENINTENDI            Director
-------------------------------
  (Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                   Director
-------------------------------
  (Marla Berman Lewitus)

*KATHLEEN A. PRESTON                    Director
-------------------------------
  (Kathleen A. Preston)

*FREDERIC W. THOMAS, JR.                Director
-------------------------------
  (Frederic W. Thomas, Jr.)

*DAVID A. TYSON                         Director
-------------------------------
  (David A. Tyson)

*JOHN M. WALBRIDGE                      Director
-------------------------------
  (John M. Walbridge)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                      C-8

                                  EXHIBIT INDEX

Exhibit
No.           Description                                       Method of Filing
-------       -----------                                       ----------------

10.           Consent of KPMG LLP, Independent Auditors           Electronically

14.           Powers of Attorney authorizing Ernest J. Wright     Electronically
              or Kathleen A. McGah as signatory for Sue B. Dorn
              and Kathleen A. Preston

                                      C-9